Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 017	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	05-0494040
Plan number	017
Current Value	$ 34,271,284,257
Basis spread on variable rate	1.00%
Notes receivable from participants	$ 455,962,773
Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,783,306,794
Diversified Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,863,063,230
International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,950,438,699
Small Mid Cap Core Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,164,755,801
Large Cap Core Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,692,441,664
Investment, Identifier [Axis]: CVS Health Common Stock Fund | CVS Health Common Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,371,850
Current Value	$ 981,830,016
Investment, Identifier [Axis]: Core Equity Fund | Vanguard Institutional 500 Index Trust Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	287,352,120
Current Value	$ 8,771,298,744
Investment, Identifier [Axis]: Diversified Bond Fund | ABC SUPPLY 1/24 TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	888,253
Current Value	$ 891,264
Investment, Identifier [Axis]: Diversified Bond Fund | AERCAP IRELAND CAPITAL DAC / A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	485,000
Current Value	$ 470,367
Investment, Identifier [Axis]: Diversified Bond Fund | AERCAP IRELAND CAPITAL DAC / A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,140,000
Current Value	$ 1,166,089
Investment, Identifier [Axis]: Diversified Bond Fund | AES CORP/THE 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	394,000
Current Value	$ 384,611
Investment, Identifier [Axis]: Diversified Bond Fund | AIB GROUP PLC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	570,000
Current Value	$ 602,445
Investment, Identifier [Axis]: Diversified Bond Fund | AIR LEASE CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,784,000
Current Value	$ 1,780,612
Investment, Identifier [Axis]: Diversified Bond Fund | AIRCASTLE LTD 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,354,000
Current Value	$ 2,287,700
Investment, Identifier [Axis]: Diversified Bond Fund | AKER BP ASA 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,265,000
Current Value	$ 2,217,045
Investment, Identifier [Axis]: Diversified Bond Fund | ALPEK SAB DE CV 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	200,000
Current Value	$ 170,131
Investment, Identifier [Axis]: Diversified Bond Fund | ALTDE 2025-1 TRUST 1A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	874,757
Current Value	$ 894,591
Investment, Identifier [Axis]: Diversified Bond Fund | ALUMINA PTY LTD 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,420,000
Current Value	$ 1,467,607
Investment, Identifier [Axis]: Diversified Bond Fund | AMERICAN AIRLINES INC/AAD 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	995,000
Current Value	$ 1,013,180
Investment, Identifier [Axis]: Diversified Bond Fund | AMERICAN CREDIT ACCEP 1 B 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	675,000
Current Value	$ 677,785
Investment, Identifier [Axis]: Diversified Bond Fund | AMERICAN HOMES 4 RENT LP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	125,000
Current Value	$ 84,823
Investment, Identifier [Axis]: Diversified Bond Fund | AMERICREDIT AUTOMOBILE REC 1 C | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	385,000
Current Value	$ 391,050
Investment, Identifier [Axis]: Diversified Bond Fund | AMGEN INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,365,000
Current Value	$ 1,337,432
Investment, Identifier [Axis]: Diversified Bond Fund | ANGLO AMERICAN CAPITAL PL 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,213,000
Current Value	$ 1,267,512
Investment, Identifier [Axis]: Diversified Bond Fund | ANGLO AMERICAN CAPITAL PL 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	200,000
Current Value	$ 184,536
Investment, Identifier [Axis]: Diversified Bond Fund | ANGLO AMERICAN CAPITAL PL 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	245,000
Current Value	$ 184,402
Investment, Identifier [Axis]: Diversified Bond Fund | ANGLO AMERICAN CAPITAL PL 144A | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	200,000
Current Value	$ 197,464
Investment, Identifier [Axis]: Diversified Bond Fund | ANTARES HOLDINGS LP 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	635,000
Current Value	$ 632,639
Investment, Identifier [Axis]: Diversified Bond Fund | ANTARES HOLDINGS LP 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,085,000
Current Value	$ 2,127,739
Investment, Identifier [Axis]: Diversified Bond Fund | APL FINANCE 2023-1 D 1A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	869,587
Current Value	$ 872,611
Investment, Identifier [Axis]: Diversified Bond Fund | ARAMARK 12/25 TL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	766,630
Current Value	$ 768,240
Investment, Identifier [Axis]: Diversified Bond Fund | ARAMARK 8/25 TL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	431,355
Current Value	$ 431,679
Investment, Identifier [Axis]: Diversified Bond Fund | ARDONAGH FINCO LTD 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,190,000
Current Value	$ 2,295,897
Investment, Identifier [Axis]: Diversified Bond Fund | ARES CAPITAL CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,230,000
Current Value	$ 2,201,338
Investment, Identifier [Axis]: Diversified Bond Fund | ARES CAPITAL CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,970,000
Current Value	$ 1,992,022
Investment, Identifier [Axis]: Diversified Bond Fund | ARIXA MORTGAGE TR RTL1 A1 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	450,000
Current Value	$ 452,710
Investment, Identifier [Axis]: Diversified Bond Fund | ASCOT GROUP LTD 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	200,000
Current Value	$ 186,039
Investment, Identifier [Axis]: Diversified Bond Fund | ASURION 6/25 B13 TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	843,119
Current Value	$ 842,461
Investment, Identifier [Axis]: Diversified Bond Fund | ASURION 9/24 B12 TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	935,505
Current Value	$ 935,066
Investment, Identifier [Axis]: Diversified Bond Fund | AT&T INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,990,000
Current Value	$ 1,829,322
Investment, Identifier [Axis]: Diversified Bond Fund | AT&T INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	220,000
Current Value	$ 155,221
Investment, Identifier [Axis]: Diversified Bond Fund | AT&T INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	475,000
Current Value	$ 319,245
Investment, Identifier [Axis]: Diversified Bond Fund | AT&T INC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	290,000
Current Value	$ 193,889
Investment, Identifier [Axis]: Diversified Bond Fund | AT&T INC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,160,000
Current Value	$ 1,432,059
Investment, Identifier [Axis]: Diversified Bond Fund | AT&T INC | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	524,000
Current Value	$ 361,841
Investment, Identifier [Axis]: Diversified Bond Fund | AVIS BUDGET RENTAL C 1A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	420,000
Current Value	$ 418,338
Investment, Identifier [Axis]: Diversified Bond Fund | AVIS BUDGET RENTAL C 2A A 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	255,000
Current Value	$ 254,481
Investment, Identifier [Axis]: Diversified Bond Fund | AVIS BUDGET RENTAL C 2A A 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	200,000
Current Value	$ 201,296
Investment, Identifier [Axis]: Diversified Bond Fund | AVIS BUDGET RENTAL C 8A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	510,000
Current Value	$ 534,643
Investment, Identifier [Axis]: Diversified Bond Fund | AVOLON HOLDINGS FUNDING L 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,565,000
Current Value	$ 1,516,029
Investment, Identifier [Axis]: Diversified Bond Fund | AVOLON HOLDINGS FUNDING L 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	575,000
Current Value	$ 590,740
Investment, Identifier [Axis]: Diversified Bond Fund | BANCO SANTANDER MEXICO SA 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	505,000
Current Value	$ 524,695
Investment, Identifier [Axis]: Diversified Bond Fund | BANK 2019-BNK16 BN16 A4 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	255,000
Current Value	$ 252,913
Investment, Identifier [Axis]: Diversified Bond Fund | BANK 2019-BNK22 BN22 A4 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	758,929
Current Value	$ 720,221
Investment, Identifier [Axis]: Diversified Bond Fund | BANK 2019-BNK24 BN24 A3 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,006,921
Current Value	$ 954,612
Investment, Identifier [Axis]: Diversified Bond Fund | BANK OF AMERICA CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,305,000
Current Value	$ 1,307,567
Investment, Identifier [Axis]: Diversified Bond Fund | BANK OF AMERICA CORP | Corporate Bonds 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,220,000
Current Value	$ 2,277,943
Investment, Identifier [Axis]: Diversified Bond Fund | BANK OF AMERICA CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,855,000
Current Value	$ 2,661,559
Investment, Identifier [Axis]: Diversified Bond Fund | BANK OF AMERICA CORP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,525,000
Current Value	$ 3,324,064
Investment, Identifier [Axis]: Diversified Bond Fund | BANK OF AMERICA CORP | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	900,000
Current Value	$ 917,093
Investment, Identifier [Axis]: Diversified Bond Fund | BANK OF AMERICA CORP | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,275,000
Current Value	$ 2,305,897
Investment, Identifier [Axis]: Diversified Bond Fund | BANK OF AMERICA CORP | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,831,000
Current Value	$ 2,825,906
Investment, Identifier [Axis]: Diversified Bond Fund | BANK OF AMERICA CORP | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	255,000
Current Value	$ 260,536
Investment, Identifier [Axis]: Diversified Bond Fund | BANK OF AMERICA CORP | Corporate Bonds 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	600,000
Current Value	$ 623,586
Investment, Identifier [Axis]: Diversified Bond Fund | BANK OF AMERICA CORP | Corporate Bonds 9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,970,000
Current Value	$ 2,031,574
Investment, Identifier [Axis]: Diversified Bond Fund | BARCLAYS PLC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	575,000
Current Value	$ 577,507
Investment, Identifier [Axis]: Diversified Bond Fund | BARCLAYS PLC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	925,000
Current Value	$ 933,046
Investment, Identifier [Axis]: Diversified Bond Fund | BARCLAYS PLC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,950,000
Current Value	$ 1,992,559
Investment, Identifier [Axis]: Diversified Bond Fund | BARCLAYS PLC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,000,000
Current Value	$ 1,005,654
Investment, Identifier [Axis]: Diversified Bond Fund | BARCLAYS PLC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	600,000
Current Value	$ 672,906
Investment, Identifier [Axis]: Diversified Bond Fund | BARCLAYS PLC | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,000,000
Current Value	$ 1,057,173
Investment, Identifier [Axis]: Diversified Bond Fund | BARCLAYS PLC | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,570,000
Current Value	$ 1,263,497
Investment, Identifier [Axis]: Diversified Bond Fund | BARCLAYS PLC | Corporate Bonds 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	600,000
Current Value	$ 646,575
Investment, Identifier [Axis]: Diversified Bond Fund | BAT CAPITAL CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	375,000
Current Value	$ 405,866
Investment, Identifier [Axis]: Diversified Bond Fund | BAT CAPITAL CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,150,000
Current Value	$ 1,270,861
Investment, Identifier [Axis]: Diversified Bond Fund | BAT CAPITAL CORP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	425,000
Current Value	$ 409,068
Investment, Identifier [Axis]: Diversified Bond Fund | BAT CAPITAL CORP | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,150,000
Current Value	$ 1,061,204
Investment, Identifier [Axis]: Diversified Bond Fund | BAT CAPITAL CORP | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,550,000
Current Value	$ 1,566,348
Investment, Identifier [Axis]: Diversified Bond Fund | BAYER US FINANCE II LLC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	590,000
Current Value	$ 590,693
Investment, Identifier [Axis]: Diversified Bond Fund | BAYER US FINANCE LLC 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,675,000
Current Value	$ 1,792,304
Investment, Identifier [Axis]: Diversified Bond Fund | BAYER US FINANCE LLC 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,850,000
Current Value	$ 2,005,657
Investment, Identifier [Axis]: Diversified Bond Fund | BBVA MEXICO SA INSTITUCIO 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	870,000
Current Value	$ 890,793
Investment, Identifier [Axis]: Diversified Bond Fund | BEIGNET INVESTOR LLC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,319,000
Current Value	$ 1,393,517
Investment, Identifier [Axis]: Diversified Bond Fund | BGC GROUP INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	380,000
Current Value	$ 393,706
Investment, Identifier [Axis]: Diversified Bond Fund | BLUE OWL CAPITAL CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,195,000
Current Value	$ 1,187,011
Investment, Identifier [Axis]: Diversified Bond Fund | BLUE OWL CAPITAL CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	325,000
Current Value	$ 317,618
Investment, Identifier [Axis]: Diversified Bond Fund | BLUE OWL CAPITAL CORP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,079,000
Current Value	$ 1,089,136
Investment, Identifier [Axis]: Diversified Bond Fund | BLUE OWL TECHNOLOGY FINAN 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	945,000
Current Value	$ 939,365
Investment, Identifier [Axis]: Diversified Bond Fund | BLUEPEAK ABS ISSUER 1A A2 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,920,000
Current Value	$ 1,929,756
Investment, Identifier [Axis]: Diversified Bond Fund | BNP PARIBAS SA 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	815,000
Current Value	$ 814,856
Investment, Identifier [Axis]: Diversified Bond Fund | BNP PARIBAS SA 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,760,000
Current Value	$ 3,774,491
Investment, Identifier [Axis]: Diversified Bond Fund | BNP PARIBAS SA 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,700,000
Current Value	$ 2,442,943
Investment, Identifier [Axis]: Diversified Bond Fund | BNP PARIBAS SA 144A | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,075,000
Current Value	$ 1,129,724
Investment, Identifier [Axis]: Diversified Bond Fund | BNP PARIBAS SA 144A | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	750,000
Current Value	$ 766,169
Investment, Identifier [Axis]: Diversified Bond Fund | BNP PARIBAS SA 144A | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,525,000
Current Value	$ 1,523,556
Investment, Identifier [Axis]: Diversified Bond Fund | BNSF RAILWAY CO 2015-1 PA 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	386,390
Current Value	$ 379,112
Investment, Identifier [Axis]: Diversified Bond Fund | BNY MELLON CASH RESERVE | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	241
Current Value	$ 241
Investment, Identifier [Axis]: Diversified Bond Fund | BOEING CO/THE | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,698,000
Current Value	$ 1,737,789
Investment, Identifier [Axis]: Diversified Bond Fund | BOEING CO/THE | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	540,000
Current Value	$ 573,366
Investment, Identifier [Axis]: Diversified Bond Fund | BOEING CO/THE | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	620,000
Current Value	$ 699,372
Investment, Identifier [Axis]: Diversified Bond Fund | BOSTON GAS CO 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	161,000
Current Value	$ 153,950
Investment, Identifier [Axis]: Diversified Bond Fund | BOSTON PROPERTIES LP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	205,000
Current Value	$ 204,849
Investment, Identifier [Axis]: Diversified Bond Fund | BOSTON PROPERTIES LP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	675,000
Current Value	$ 667,975
Investment, Identifier [Axis]: Diversified Bond Fund | BOSTON PROPERTIES LP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,275,000
Current Value	$ 1,283,869
Investment, Identifier [Axis]: Diversified Bond Fund | BOSTON PROPERTIES LP | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	890,000
Current Value	$ 835,186
Investment, Identifier [Axis]: Diversified Bond Fund | BOSTON PROPERTIES LP | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,410,000
Current Value	$ 2,262,364
Investment, Identifier [Axis]: Diversified Bond Fund | BOSTON PROPERTIES LP | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	500,000
Current Value	$ 523,093
Investment, Identifier [Axis]: Diversified Bond Fund | BOSTON PROPERTIES LP | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	650,000
Current Value	$ 700,876
Investment, Identifier [Axis]: Diversified Bond Fund | BPR TRUST 2021-NRD NRD A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	545,000
Current Value	$ 541,267
Investment, Identifier [Axis]: Diversified Bond Fund | BRASKEM AMERICA FINANCE C 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,356,000
Current Value	$ 836,380
Investment, Identifier [Axis]: Diversified Bond Fund | BRAZILIAN GOVERNMENT INTERNATI | Other Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,044,000
Current Value	$ 1,613,558
Investment, Identifier [Axis]: Diversified Bond Fund | BRAZILIAN GOVERNMENT INTERNATI | Other Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,095,000
Current Value	$ 1,643,814
Investment, Identifier [Axis]: Diversified Bond Fund | BRF SA 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,490,000
Current Value	$ 1,247,483
Investment, Identifier [Axis]: Diversified Bond Fund | BRIGHTHOUSE FINANCIAL INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,595,000
Current Value	$ 1,614,588
Investment, Identifier [Axis]: Diversified Bond Fund | BROADCOM INC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	810,000
Current Value	$ 699,221
Investment, Identifier [Axis]: Diversified Bond Fund | BURGER KING/RESTAURANT 6/24 TL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,568,724
Current Value	$ 1,569,211
Investment, Identifier [Axis]: Diversified Bond Fund | CAESARS ENTERTAINMENT 1/24 TL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	749,093
Current Value	$ 741,602
Investment, Identifier [Axis]: Diversified Bond Fund | CALIFORNIA ST | Other Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,865,000
Current Value	$ 2,263,322
Investment, Identifier [Axis]: Diversified Bond Fund | CALIFORNIA ST | Other Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,475,000
Current Value	$ 1,716,565
Investment, Identifier [Axis]: Diversified Bond Fund | CALIFORNIA ST | Other Securities 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	650,000
Current Value	$ 759,674
Investment, Identifier [Axis]: Diversified Bond Fund | CALIFORNIA ST | Other Securities 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	380,000
Current Value	$ 458,140
Investment, Identifier [Axis]: Diversified Bond Fund | CALPINE 1/24 B10 TL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,134,116
Current Value	$ 1,133,991
Investment, Identifier [Axis]: Diversified Bond Fund | CALPINE 1/24 B5 TL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	295,000
Current Value	$ 294,894
Investment, Identifier [Axis]: Diversified Bond Fund | CALPINE LLC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	810,000
Current Value	$ 810,529
Investment, Identifier [Axis]: Diversified Bond Fund | CAPITAL ONE FINANCIAL CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	800,000
Current Value	$ 798,371
Investment, Identifier [Axis]: Diversified Bond Fund | CAPITAL ONE FINANCIAL CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	950,000
Current Value	$ 961,320
Investment, Identifier [Axis]: Diversified Bond Fund | CAPITAL ONE FINANCIAL CORP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	775,000
Current Value	$ 813,582
Investment, Identifier [Axis]: Diversified Bond Fund | CAPITAL ONE FINANCIAL CORP | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,150,000
Current Value	$ 1,300,704
Investment, Identifier [Axis]: Diversified Bond Fund | CAPITAL ONE FINANCIAL CORP | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,710,000
Current Value	$ 2,933,771
Investment, Identifier [Axis]: Diversified Bond Fund | CCO HOLDINGS LLC / CCO HO 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,600,000
Current Value	$ 1,400,574
Investment, Identifier [Axis]: Diversified Bond Fund | CCO HOLDINGS LLC / CCO HO 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	493,000
Current Value	$ 419,185
Investment, Identifier [Axis]: Diversified Bond Fund | CCO HOLDINGS LLC / CCO HOLDING | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,425,000
Current Value	$ 3,074,065
Investment, Identifier [Axis]: Diversified Bond Fund | CELULOSA ARAUCO Y CONSTIT 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	835,000
Current Value	$ 861,762
Investment, Identifier [Axis]: Diversified Bond Fund | CEMEX SAB DE CV 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,475,000
Current Value	$ 2,505,695
Investment, Identifier [Axis]: Diversified Bond Fund | CEMEX SAB DE CV 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,625,000
Current Value	$ 1,647,581
Investment, Identifier [Axis]: Diversified Bond Fund | CENTENE CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,017,000
Current Value	$ 935,876
Investment, Identifier [Axis]: Diversified Bond Fund | CHARLES SCHWAB CORP/THE | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,125,000
Current Value	$ 1,124,420
Investment, Identifier [Axis]: Diversified Bond Fund | CHARLES SCHWAB CORP/THE | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,275,000
Current Value	$ 1,349,001
Investment, Identifier [Axis]: Diversified Bond Fund | CHARLES SCHWAB CORP/THE | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,025,000
Current Value	$ 1,052,400
Investment, Identifier [Axis]: Diversified Bond Fund | CHARLES SCHWAB CORP/THE | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	300,000
Current Value	$ 321,824
Investment, Identifier [Axis]: Diversified Bond Fund | CHARLES SCHWAB CORP/THE | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	575,000
Current Value	$ 596,802
Investment, Identifier [Axis]: Diversified Bond Fund | CHARTER COMMUNICATIONS OPERATI | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,750,000
Current Value	$ 2,590,573
Investment, Identifier [Axis]: Diversified Bond Fund | CHARTER COMMUNICATIONS OPERATI | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	405,000
Current Value	$ 334,582
Investment, Identifier [Axis]: Diversified Bond Fund | CHARTER COMMUNICATIONS OPERATI | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	835,000
Current Value	$ 714,410
Investment, Identifier [Axis]: Diversified Bond Fund | CHARTER COMMUNICATIONS OPERATI | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	375,000
Current Value	$ 353,851
Investment, Identifier [Axis]: Diversified Bond Fund | CHILE GOVERNMENT INTERNATIONAL | Other Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,470,000
Current Value	$ 2,609,555
Investment, Identifier [Axis]: Diversified Bond Fund | CIGNA GROUP/THE | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	835,000
Current Value	$ 842,804
Investment, Identifier [Axis]: Diversified Bond Fund | CIGNA GROUP/THE | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	190,000
Current Value	$ 199,074
Investment, Identifier [Axis]: Diversified Bond Fund | CIGNA GROUP/THE | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	676,000
Current Value	$ 627,902
Investment, Identifier [Axis]: Diversified Bond Fund | CITADEL LP 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	140,000
Current Value	$ 148,835
Investment, Identifier [Axis]: Diversified Bond Fund | CITADEL LP 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	185,000
Current Value	$ 193,447
Investment, Identifier [Axis]: Diversified Bond Fund | CITADEL SECURITIES 10/24 TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,402,461
Current Value	$ 1,409,305
Investment, Identifier [Axis]: Diversified Bond Fund | CITIGROUP CAPITAL XIII | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	170,100
Current Value	$ 5,137,020
Investment, Identifier [Axis]: Diversified Bond Fund | CITIGROUP COMMERCIAL M GC43 A4 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,311,815
Current Value	$ 1,238,296
Investment, Identifier [Axis]: Diversified Bond Fund | CITIGROUP COMMERCIAL M GC46 A5 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	790,000
Current Value	$ 735,333
Investment, Identifier [Axis]: Diversified Bond Fund | CITIGROUP COMMERCIAL MOR C7 A4 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	847,619
Current Value	$ 807,033
Investment, Identifier [Axis]: Diversified Bond Fund | CITIGROUP INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	485,000
Current Value	$ 485,276
Investment, Identifier [Axis]: Diversified Bond Fund | CITIGROUP INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	675,000
Current Value	$ 717,928
Investment, Identifier [Axis]: Diversified Bond Fund | CLEARWAY ENERGY OPERATING 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,630,000
Current Value	$ 1,522,341
Investment, Identifier [Axis]: Diversified Bond Fund | CLI FUNDING VIII LLC 1A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	261,499
Current Value	$ 243,487
Investment, Identifier [Axis]: Diversified Bond Fund | COLOMBIA GOVERNMENT INTERNATIO | Other Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,450,000
Current Value	$ 1,511,118
Investment, Identifier [Axis]: Diversified Bond Fund | COLOMBIA GOVERNMENT INTERNATIO | Other Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,175,000
Current Value	$ 1,240,800
Investment, Identifier [Axis]: Diversified Bond Fund | COLOMBIA GOVERNMENT INTERNATIO | Other Securities 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	351,000
Current Value	$ 373,991
Investment, Identifier [Axis]: Diversified Bond Fund | COMCAST CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	725,000
Current Value	$ 743,588
Investment, Identifier [Axis]: Diversified Bond Fund | COMETA ENERGIA SA DE CV 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,465,590
Current Value	$ 1,536,621
Investment, Identifier [Axis]: Diversified Bond Fund | COMMIT TO PUR FNMA SF MTG | U. S. GOVERNMENT SECURITIES 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,595,000
Current Value	$ 2,198,452
Investment, Identifier [Axis]: Diversified Bond Fund | COMMIT TO PUR FNMA SF MTG | U. S. GOVERNMENT SECURITIES 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	515,000
Current Value	$ 456,419
Investment, Identifier [Axis]: Diversified Bond Fund | COMMIT TO PUR FNMA SF MTG | U. S. GOVERNMENT SECURITIES 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,071,000
Current Value	$ 988,650
Investment, Identifier [Axis]: Diversified Bond Fund | COMPASS DATACENTERS 1A A2 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	715,000
Current Value	$ 723,374
Investment, Identifier [Axis]: Diversified Bond Fund | COREVEST AMERICAN FIN 3 A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,795
Current Value	$ 19,756
Investment, Identifier [Axis]: Diversified Bond Fund | CORNING INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,498,000
Current Value	$ 1,373,422
Investment, Identifier [Axis]: Diversified Bond Fund | COUNTRYWIDE ASSET-BACKED S1 A3 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	402
Current Value	$ 401
Investment, Identifier [Axis]: Diversified Bond Fund | COX COMMUNICATIONS INC 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	980,000
Current Value	$ 974,866
Investment, Identifier [Axis]: Diversified Bond Fund | COX COMMUNICATIONS INC 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,815,000
Current Value	$ 3,771,559
Investment, Identifier [Axis]: Diversified Bond Fund | COX COMMUNICATIONS INC 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,050,000
Current Value	$ 919,633
Investment, Identifier [Axis]: Diversified Bond Fund | CREDIT AGRICOLE SA 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,420,000
Current Value	$ 1,510,141
Investment, Identifier [Axis]: Diversified Bond Fund | CRESCENT ENERGY FINANCE L 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,951,000
Current Value	$ 1,891,538
Investment, Identifier [Axis]: Diversified Bond Fund | CROCKETT PARTNERS EQ 1C A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	595,119
Current Value	$ 605,685
Investment, Identifier [Axis]: Diversified Bond Fund | CROWN CASTLE INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	59,000
Current Value	$ 46,053
Investment, Identifier [Axis]: Diversified Bond Fund | CSMC 2014-USA OA L USA A1 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	183,088
Current Value	$ 168,239
Investment, Identifier [Axis]: Diversified Bond Fund | CSMC 2014-USA OA L USA A2 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	702,000
Current Value	$ 645,050
Investment, Identifier [Axis]: Diversified Bond Fund | DANSKE BANK A/S 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	630,000
Current Value	$ 635,875
Investment, Identifier [Axis]: Diversified Bond Fund | DC COMMERCIAL MORTGA DC A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,510,000
Current Value	$ 1,555,110
Investment, Identifier [Axis]: Diversified Bond Fund | DELL INTERNATIONAL LLC / EMC C | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	300,000
Current Value	$ 308,231
Investment, Identifier [Axis]: Diversified Bond Fund | DELTA AIR LINES INC / SKY 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,475,000
Current Value	$ 1,484,108
Investment, Identifier [Axis]: Diversified Bond Fund | DEUTSCHE BANK AG/NEW YORK NY | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	680,000
Current Value	$ 676,720
Investment, Identifier [Axis]: Diversified Bond Fund | DEUTSCHE BANK AG/NEW YORK NY | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	610,000
Current Value	$ 577,084
Investment, Identifier [Axis]: Diversified Bond Fund | DEUTSCHE BANK AG/NEW YORK NY | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	600,000
Current Value	$ 660,094
Investment, Identifier [Axis]: Diversified Bond Fund | DEUTSCHE BANK AG/NEW YORK NY | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	805,000
Current Value	$ 748,994
Investment, Identifier [Axis]: Diversified Bond Fund | DEVON ENERGY CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	996,000
Current Value	$ 999,291
Investment, Identifier [Axis]: Diversified Bond Fund | DICK'S SPORTING GOODS INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,585,000
Current Value	$ 1,162,690
Investment, Identifier [Axis]: Diversified Bond Fund | DILLARD'S INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	150,000
Current Value	$ 151,952
Investment, Identifier [Axis]: Diversified Bond Fund | DILLARD'S INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	90,000
Current Value	$ 93,088
Investment, Identifier [Axis]: Diversified Bond Fund | DILLARD'S INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	200,000
Current Value	$ 210,193
Investment, Identifier [Axis]: Diversified Bond Fund | DISCOVERY ENERGY/KOHLER ENERGY | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,048,761
Current Value	$ 1,053,481
Investment, Identifier [Axis]: Diversified Bond Fund | DOMINION ENERGY INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	165,000
Current Value	$ 159,311
Investment, Identifier [Axis]: Diversified Bond Fund | DOMINION ENERGY INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,100,000
Current Value	$ 1,091,798
Investment, Identifier [Axis]: Diversified Bond Fund | DOMINION ENERGY INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	765,000
Current Value	$ 785,988
Investment, Identifier [Axis]: Diversified Bond Fund | DOMINION ENERGY INC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	725,000
Current Value	$ 733,787
Investment, Identifier [Axis]: Diversified Bond Fund | DOW CHEMICAL CO/THE | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	600,000
Current Value	$ 528,767
Investment, Identifier [Axis]: Diversified Bond Fund | DPL LLC/OHIO | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	175,000
Current Value	$ 172,614
Investment, Identifier [Axis]: Diversified Bond Fund | DT AUTO OWNER TRUST 1A C 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	75,875
Current Value	$ 76,040
Investment, Identifier [Axis]: Diversified Bond Fund | EASTMAN CHEMICAL CO | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,067,000
Current Value	$ 1,089,134
Investment, Identifier [Axis]: Diversified Bond Fund | EB TEMP INV FD | Common Collective Trust Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,207,720
Current Value	$ 12,207,720
Investment, Identifier [Axis]: Diversified Bond Fund | EB TEMP INV FD | Common Collective Trust Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,734,020
Current Value	$ 25,734,020
Investment, Identifier [Axis]: Diversified Bond Fund | ECMC GROUP STUDENT L 2A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,968,336
Current Value	$ 3,962,152
Investment, Identifier [Axis]: Diversified Bond Fund | ECOPETROL SA | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,000,000
Current Value	$ 1,028,617
Investment, Identifier [Axis]: Diversified Bond Fund | ECOPETROL SA | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,225,000
Current Value	$ 1,260,721
Investment, Identifier [Axis]: Diversified Bond Fund | EL PUERTO DE LIVERPOOL SA 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	530,000
Current Value	$ 566,184
Investment, Identifier [Axis]: Diversified Bond Fund | EL PUERTO DE LIVERPOOL SA 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,315,000
Current Value	$ 1,406,919
Investment, Identifier [Axis]: Diversified Bond Fund | ELANCO ANIMAL HEALTH 10/25 COV | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	325,000
Current Value	$ 325,338
Investment, Identifier [Axis]: Diversified Bond Fund | ELANCO ANIMAL HEALTH INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,635,000
Current Value	$ 1,708,490
Investment, Identifier [Axis]: Diversified Bond Fund | ELEVANCE HEALTH INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	850,000
Current Value	$ 877,548
Investment, Identifier [Axis]: Diversified Bond Fund | ELEVANCE HEALTH INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	950,000
Current Value	$ 969,521
Investment, Identifier [Axis]: Diversified Bond Fund | EMBRAER NETHERLANDS FINANCE BV | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	950,000
Current Value	$ 1,009,518
Investment, Identifier [Axis]: Diversified Bond Fund | EMPRESA DE LOS FERROCARRI 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	275,000
Current Value	$ 175,731
Investment, Identifier [Axis]: Diversified Bond Fund | ENEL AMERICAS SA | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	168,000
Current Value	$ 167,531
Investment, Identifier [Axis]: Diversified Bond Fund | ENEL FINANCE INTERNATIONA 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,950,000
Current Value	$ 1,987,727
Investment, Identifier [Axis]: Diversified Bond Fund | ENERGY TRANSFER LP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	80,000
Current Value	$ 86,982
Investment, Identifier [Axis]: Diversified Bond Fund | ENERGY TRANSFER LP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	511,000
Current Value	$ 539,861
Investment, Identifier [Axis]: Diversified Bond Fund | ENERGY TRANSFER LP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	34,000
Current Value	$ 30,692
Investment, Identifier [Axis]: Diversified Bond Fund | ENERGY TRANSFER LP | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	353,000
Current Value	$ 346,600
Investment, Identifier [Axis]: Diversified Bond Fund | ENERGY TRANSFER LP | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,210,000
Current Value	$ 1,090,824
Investment, Identifier [Axis]: Diversified Bond Fund | ENTERGY CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	551,000
Current Value	$ 516,371
Investment, Identifier [Axis]: Diversified Bond Fund | EPR PROPERTIES | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	505,000
Current Value	$ 468,642
Investment, Identifier [Axis]: Diversified Bond Fund | EQT CORP 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	115,000
Current Value	$ 114,340
Investment, Identifier [Axis]: Diversified Bond Fund | EQT CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	366,000
Current Value	$ 364,383
Investment, Identifier [Axis]: Diversified Bond Fund | EQT CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	530,000
Current Value	$ 537,103
Investment, Identifier [Axis]: Diversified Bond Fund | EQT CORP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	882,000
Current Value	$ 912,893
Investment, Identifier [Axis]: Diversified Bond Fund | EQUIFAX INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	259,000
Current Value	$ 292,047
Investment, Identifier [Axis]: Diversified Bond Fund | EXETER AUTOMOBILE RECEIVA 1A C | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,455
Current Value	$ 11,461
Investment, Identifier [Axis]: Diversified Bond Fund | EXTENDED STAY AMERI ESH A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	225,000
Current Value	$ 225,351
Investment, Identifier [Axis]: Diversified Bond Fund | FALABELLA SA 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,185,000
Current Value	$ 1,057,139
Investment, Identifier [Axis]: Diversified Bond Fund | FEDERAL HOME LN BK CONS DISC N | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,771,000
Current Value	$ 10,760,558
Investment, Identifier [Axis]: Diversified Bond Fund | FEDERAL HOME LN BK CONS DISC | U. S. GOVERNMENT SECURITIES 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,470,000
Current Value	$ 1,469,150
Investment, Identifier [Axis]: Diversified Bond Fund | FEDERAL HOME LN BK CONS DISC | U. S. GOVERNMENT SECURITIES 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,880,000
Current Value	$ 6,872,663
Investment, Identifier [Axis]: Diversified Bond Fund | FEDERAL HOME LN BK CONS DISC | U. S. GOVERNMENT SECURITIES 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,565,000
Current Value	$ 8,554,206
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MT | U. S. GOVERNMENT SECURITIES 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	205,651
Current Value	$ 403
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MT | U. S. GOVERNMENT SECURITIES 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,216,241
Current Value	$ 59,260
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MT | U. S. GOVERNMENT SECURITIES 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,997,528
Current Value	$ 5,123
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MT | U. S. GOVERNMENT SECURITIES 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,521,156
Current Value	$ 13,669
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MT | U. S. GOVERNMENT SECURITIES 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,052,402
Current Value	$ 22,116
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MT | U. S. GOVERNMENT SECURITIES 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,138,892
Current Value	$ 21,697
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MT | U. S. GOVERNMENT SECURITIES 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	620,695
Current Value	$ 3,143
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MT | U. S. GOVERNMENT SECURITIES 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,320,188
Current Value	$ 6,768
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MT | U. S. GOVERNMENT SECURITIES 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,770,487
Current Value	$ 29,218
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MT | U. S. GOVERNMENT SECURITIES 9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,509,235
Current Value	$ 40,023
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG 1511 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,212,702
Current Value	$ 54,400
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG 4281 BC | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	189,493
Current Value	$ 191,311
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG 4283 DW | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	111,726
Current Value	$ 111,890
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG 4283 EW | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	68,658
Current Value	$ 69,199
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG 4319 MA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	37,804
Current Value	$ 38,167
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG 4818 ZB | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,203,035
Current Value	$ 2,090,391
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG 5175 CA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,679,670
Current Value	$ 3,245,096
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG 5365 LY | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,853,366
Current Value	$ 3,017,596
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG 5524 FM | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	969,224
Current Value	$ 971,447
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K055 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	665,218
Current Value	$ 726
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K066 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,443,594
Current Value	$ 19,014
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K071 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,699,928
Current Value	$ 7,260
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K089 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,554,817
Current Value	$ 51,628
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K092 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,339,268
Current Value	$ 66,298
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K095 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,517,785
Current Value	$ 41,946
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K096 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,674,178
Current Value	$ 119,971
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K097 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,673,612
Current Value	$ 56,468
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K098 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,256,704
Current Value	$ 114,181
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K099 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,513,909
Current Value	$ 95,859
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K101 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,360,807
Current Value	$ 37,049
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K102 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,809,782
Current Value	$ 100,221
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K152 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	814,090
Current Value	$ 29,412
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG K154 X1 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,480,658
Current Value	$ 35,385
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC MULTICLASS MTG | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,755,857
Current Value	$ 1,771,347
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #84-0286 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	83,631
Current Value	$ 86,849
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #84-0353 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,370
Current Value	$ 8,686
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #84-0385 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,921
Current Value	$ 20,710
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #84-0940 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,713
Current Value	$ 14,302
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #84-1463 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,808,021
Current Value	$ 4,401,489
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #84-1677 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,608,877
Current Value	$ 2,460,277
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #84-9327 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	82,585
Current Value	$ 85,847
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #84-9536 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	18,949
Current Value	$ 19,704
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #84-9713 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,529
Current Value	$ 17,168
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #84-9777 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	21,101
Current Value	$ 21,923
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #C9-1382 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,375
Current Value	$ 33,667
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #C9-1395 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	45,875
Current Value	$ 45,771
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #C9-1765 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	58,730
Current Value	$ 58,322
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #C9-1769 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	46,891
Current Value	$ 46,565
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #C9-1795 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	35,188
Current Value	$ 34,896
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #C9-1841 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	57,866
Current Value	$ 56,582
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #C9-1853 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	77,208
Current Value	$ 75,352
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #C9-1862 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	30,837
Current Value	$ 30,085
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G0-1843 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	148
Current Value	$ 154
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G0-6447 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	48,976
Current Value	$ 49,420
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G0-6875 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	56,784
Current Value	$ 59,469
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G0-7775 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,603
Current Value	$ 31,698
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G0-7942 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	235,586
Current Value	$ 236,489
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G0-8607 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	47,710
Current Value	$ 47,736
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G0-8696 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	55,625
Current Value	$ 55,654
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G0-8699 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	89,786
Current Value	$ 87,046
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G0-8707 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	38,744
Current Value	$ 37,557
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G3-0683 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	32,023
Current Value	$ 31,849
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G3-0804 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	346,662
Current Value	$ 344,137
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G3-0964 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	50,352
Current Value	$ 49,216
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-0153 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	70,021
Current Value	$ 70,155
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-0198 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	69,144
Current Value	$ 69,352
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-0342 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	37,438
Current Value	$ 37,781
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-0384 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	48,867
Current Value	$ 48,933
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-0819 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	29,501
Current Value	$ 29,766
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-0887 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	113,228
Current Value	$ 114,267
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-0914 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	85,843
Current Value	$ 86,621
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-0920 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	80,127
Current Value	$ 80,368
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-1169 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	104,197
Current Value	$ 104,253
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-1185 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	140,276
Current Value	$ 140,178
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-1220 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	50,706
Current Value	$ 49,057
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-1230 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,352
Current Value	$ 30,386
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-1289 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	101,491
Current Value	$ 98,393
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-1290 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	118,527
Current Value	$ 115,020
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #G6-1658 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	56,401
Current Value	$ 57,436
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #Q0-2117 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,958
Current Value	$ 26,194
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #Q1-2458 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	51,836
Current Value	$ 48,089
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #Q2-4035 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,120
Current Value	$ 4,099
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #Q2-5923 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,199
Current Value	$ 10,156
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #Q3-4582 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,504
Current Value	$ 19,883
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #Q3-9583 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,012
Current Value	$ 1,009
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #Q4-3410 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	37,423
Current Value	$ 37,474
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #Q4-5220 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	43,419
Current Value	$ 42,408
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #Q4-8372 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	134,532
Current Value	$ 134,049
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #Q4-8674 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,504
Current Value	$ 13,080
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QB-0320 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	111,511
Current Value	$ 96,264
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QB-0354 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	169,747
Current Value	$ 146,628
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QB-5275 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	319,305
Current Value	$ 259,233
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QB-7306 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	925,832
Current Value	$ 750,028
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QE-6417 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	712,573
Current Value	$ 680,983
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QE-7134 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	225,322
Current Value	$ 221,051
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QE-8515 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	301,098
Current Value	$ 296,481
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QF-0467 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,508,792
Current Value	$ 1,516,545
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QF-1212 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,982,681
Current Value	$ 2,849,638
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-3397 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	192,286
Current Value	$ 199,989
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-3398 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	105,347
Current Value	$ 108,853
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-4209 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	90,274
Current Value	$ 92,540
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-4234 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	94,783
Current Value	$ 98,525
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-4235 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	69,508
Current Value	$ 72,054
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-4238 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	54,923
Current Value	$ 56,518
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-4239 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	75,381
Current Value	$ 77,707
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-4248 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	58,816
Current Value	$ 61,183
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-6266 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	43,493
Current Value	$ 44,916
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-6267 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	173,224
Current Value	$ 175,818
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-7117 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	24,934
Current Value	$ 25,949
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-7314 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	84,729
Current Value	$ 86,966
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-8087 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	50,196
Current Value	$ 51,975
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-8118 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	67,651
Current Value	$ 70,330
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-9479 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,681,399
Current Value	$ 1,741,665
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QG-9634 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	348,831
Current Value	$ 371,007
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QI-0154 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	17,840
Current Value	$ 18,860
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QI-0156 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	17,898
Current Value	$ 18,909
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QI-1316 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	118,445
Current Value	$ 127,680
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QI-1317 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,115,504
Current Value	$ 1,168,124
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QI-2311 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	433,381
Current Value	$ 455,025
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QU-7615 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	55,453
Current Value	$ 41,208
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QU-7709 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	137,577
Current Value	$ 103,605
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QX-4525 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	760,527
Current Value	$ 767,146
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QX-4960 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,256,186
Current Value	$ 1,294,868
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QX-5011 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	850,491
Current Value	$ 856,709
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QX-7273 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	661,712
Current Value	$ 664,143
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QX-9100 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	602,484
Current Value	$ 617,186
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #QZ-7248 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	731,535
Current Value	$ 735,357
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #RA-1266 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	299,861
Current Value	$ 273,608
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #RA-2623 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	295,214
Current Value	$ 255,007
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #RA-2892 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	374,768
Current Value	$ 323,812
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #RA-2957 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	788,695
Current Value	$ 651,170
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #RA-3019 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	419,906
Current Value	$ 362,585
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #RA-3050 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,932,635
Current Value	$ 11,503,263
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #RA-3454 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	935,919
Current Value	$ 772,718
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #RA-7724 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	830,892
Current Value	$ 737,850
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #RA-9647 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	972,070
Current Value	$ 1,009,873
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #RJ-2689 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	669,168
Current Value	$ 721,341
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #RJ-4585 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,288,892
Current Value	$ 3,384,532
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-0136 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	172,955
Current Value	$ 155,223
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-0752 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,686,945
Current Value	$ 2,322,794
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-1581 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,788,002
Current Value	$ 12,615,113
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-3125 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	103,230
Current Value	$ 105,622
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-4121 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,285,078
Current Value	$ 1,139,890
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-6706 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,948,361
Current Value	$ 6,809,494
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-7374 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,199,350
Current Value	$ 2,218,492
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-7530 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,581,276
Current Value	$ 2,232,100
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-7536 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,004,632
Current Value	$ 7,785,612
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-8199 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,737,481
Current Value	$ 3,847,963
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-8202 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,653,264
Current Value	$ 5,270,132
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-8205 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	889,695
Current Value	$ 758,133
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-8214 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,413,645
Current Value	$ 9,669,312
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-8221 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,576,026
Current Value	$ 8,891,563
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-8237 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,136,235
Current Value	$ 3,952,741
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-8243 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,108,248
Current Value	$ 1,029,034
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-8244 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	24,638,756
Current Value	$ 23,545,709
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-8255 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,746,194
Current Value	$ 9,978,091
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-8256 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,462,267
Current Value	$ 4,262,288
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-8266 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,489,114
Current Value	$ 3,423,548
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-8274 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,897,430
Current Value	$ 4,675,740
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SD-8379 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	868,156
Current Value	$ 826,663
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SE-9083 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	497,893
Current Value	$ 478,777
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SL-1588 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,861,448
Current Value	$ 1,911,441
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #SL-3293 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,509,509
Current Value	$ 4,408,899
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #V8-3157 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	70,999
Current Value	$ 70,308
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #V8-3204 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	151,700
Current Value	$ 150,142
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #ZA-5559 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	66,396
Current Value	$ 67,468
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #ZM-8305 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	47,588
Current Value	$ 48,366
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #ZN-2092 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	140,889
Current Value	$ 143,339
Investment, Identifier [Axis]: Diversified Bond Fund | FHLMC POOL #ZT-0714 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	118,136
Current Value	$ 119,825
Investment, Identifier [Axis]: Diversified Bond Fund | FIBERCOP SPA 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,344,000
Current Value	$ 1,346,691
Investment, Identifier [Axis]: Diversified Bond Fund | FLEX LTD | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	220,000
Current Value	$ 224,515
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA GTD REMIC P/T 10-123 WT | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	46,698
Current Value	$ 49,255
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA GTD REMIC P/T 13-98 FA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	53,529
Current Value	$ 53,113
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA GTD REMIC P/T 18-28 PT | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,673,419
Current Value	$ 2,511,899
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA GTD REMIC P/T 23-51 L | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	710,000
Current Value	$ 751,171
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA GTD REMIC P/T 25-70 GD | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	885,000
Current Value	$ 871,831
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0253355 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	172
Current Value	$ 177
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0323621 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	48
Current Value	$ 50
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0545448 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	98
Current Value	$ 100
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0550002 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	273
Current Value	$ 287
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0554493 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	182
Current Value	$ 191
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0555424 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	45,561
Current Value	$ 46,776
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0575078 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	29
Current Value	$ 30
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0725228 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	35,026
Current Value	$ 36,445
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0725330 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	46,515
Current Value	$ 48,314
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0725690 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	679
Current Value	$ 708
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0906734 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,781
Current Value	$ 2,919
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0995788 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	48,933
Current Value	$ 50,197
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AD8529 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	54,405
Current Value	$ 54,849
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AE3049 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	108,082
Current Value	$ 108,997
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AE4624 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	23,678
Current Value	$ 23,214
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AH6790 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	171,895
Current Value	$ 173,252
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AJ0806 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	143,548
Current Value	$ 140,588
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AK0080 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	68,137
Current Value	$ 66,725
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL4160 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	117,796
Current Value	$ 118,402
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL5441 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	78,485
Current Value	$ 78,523
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL5548 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	126,026
Current Value	$ 131,214
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL5856 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	127,924
Current Value	$ 126,563
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL5858 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,564
Current Value	$ 17,274
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL5862 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	77,071
Current Value	$ 77,280
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL5863 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	249,837
Current Value	$ 252,361
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL5958 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	57,580
Current Value	$ 57,333
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL5964 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	17,178
Current Value	$ 17,883
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL6111 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,924
Current Value	$ 15,504
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL6138 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	61,337
Current Value	$ 61,070
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL6148 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	61,826
Current Value	$ 61,195
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL6664 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,395
Current Value	$ 20,259
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL6886 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	50,429
Current Value	$ 50,438
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL6932 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	117,617
Current Value	$ 116,258
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL7049 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	56,316
Current Value	$ 56,419
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL7147 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	159,440
Current Value	$ 159,381
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL7205 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,538
Current Value	$ 27,355
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL7384 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	183,983
Current Value	$ 185,078
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL8133 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,678
Current Value	$ 14,225
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL8289 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,553
Current Value	$ 28,632
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL8338 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	58,532
Current Value	$ 58,591
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL8486 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	29,330
Current Value	$ 30,462
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL8675 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	36,679
Current Value	$ 36,965
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL8830 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	94,504
Current Value	$ 94,132
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL9098 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	99,748
Current Value	$ 103,748
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL9128 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	119,327
Current Value	$ 120,305
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL9407 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	80,834
Current Value	$ 80,840
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL9579 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	102,620
Current Value	$ 103,419
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AL9840 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	183,322
Current Value	$ 180,498
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AS2275 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	42,343
Current Value	$ 42,351
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AS4099 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	40,387
Current Value	$ 40,361
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AS5841 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	99,345
Current Value	$ 96,292
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AS5842 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	103,475
Current Value	$ 100,274
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AS7378 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	47,885
Current Value	$ 43,557
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AS7580 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	50,087
Current Value	$ 45,313
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AS8263 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,685
Current Value	$ 6,127
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AS8276 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	18,418
Current Value	$ 16,739
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AS8309 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	83,627
Current Value	$ 75,873
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AS8700 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	52,957
Current Value	$ 52,836
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AS8833 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	139,812
Current Value	$ 139,549
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AS8983 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	189,764
Current Value	$ 188,939
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AS9412 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,435
Current Value	$ 21,720
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AU6205 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,700
Current Value	$ 1,689
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AU6687 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,922
Current Value	$ 15,829
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AV9213 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,098
Current Value	$ 5,091
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AW4986 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,502
Current Value	$ 4,459
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AX7607 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	61,773
Current Value	$ 59,913
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AX7617 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	36,198
Current Value	$ 35,074
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AX8509 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,223
Current Value	$ 14,811
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AY5788 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	107,454
Current Value	$ 98,502
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AY8481 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,351
Current Value	$ 7,347
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AZ0810 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,219
Current Value	$ 24,921
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AZ5596 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,384
Current Value	$ 13,298
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0AZ7724 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,193
Current Value	$ 16,104
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BC2994 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	21,776
Current Value	$ 19,743
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BC4918 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	21,429
Current Value	$ 21,453
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BC9468 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,355
Current Value	$ 8,532
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BD2217 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	772
Current Value	$ 772
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BD9396 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,057
Current Value	$ 7,009
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BE0249 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,089
Current Value	$ 19,036
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BE2507 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,437
Current Value	$ 13,334
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BE4203 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	68,095
Current Value	$ 68,080
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BE4310 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	40,299
Current Value	$ 36,563
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BE4435 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	86,536
Current Value	$ 78,769
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BE4442 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,084
Current Value	$ 28,218
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BE5275 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	23,123
Current Value	$ 20,872
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BE7913 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	21,461
Current Value	$ 19,574
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BE8280 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,326
Current Value	$ 15,780
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0107 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	592,523
Current Value	$ 578,580
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0118 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	156,932
Current Value	$ 152,462
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0199 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	104,063
Current Value	$ 104,316
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0535 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,791,856
Current Value	$ 1,478,902
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0546 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	965,858
Current Value	$ 797,169
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0560 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	603,561
Current Value	$ 498,146
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0578 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,941,291
Current Value	$ 8,204,972
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0618 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,846,725
Current Value	$ 6,476,231
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0619 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,061,952
Current Value	$ 2,527,142
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0653 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,484,214
Current Value	$ 7,002,402
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0672 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,117,124
Current Value	$ 5,874,062
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0675 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	59,622
Current Value	$ 51,611
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0676 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,697,669
Current Value	$ 4,276,978
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0701 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,280,014
Current Value	$ 6,628,011
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0704 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,472,911
Current Value	$ 2,866,286
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0717 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,347,122
Current Value	$ 2,904,148
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0733 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,049,364
Current Value	$ 4,370,933
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0742 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,759,081
Current Value	$ 1,526,284
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0743 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,587,961
Current Value	$ 1,450,218
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0760 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,249,900
Current Value	$ 9,284,900
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0773 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,958,776
Current Value	$ 1,616,604
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0803 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	458,869
Current Value	$ 378,721
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BF0830 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,053,313
Current Value	$ 913,906
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BH1189 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,390
Current Value	$ 7,675
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BH2522 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	17,788
Current Value	$ 18,497
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BH4224 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	24,119
Current Value	$ 23,051
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BH4896 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,823
Current Value	$ 31,433
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BH5298 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,435
Current Value	$ 7,733
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BJ2239 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,848
Current Value	$ 8,943
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BJ5653 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,395
Current Value	$ 15,858
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BJ7195 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	71,106
Current Value	$ 70,709
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BJ9262 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	192,369
Current Value	$ 191,295
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BK0916 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	68,945
Current Value	$ 70,158
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BK1766 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	46,077
Current Value	$ 44,037
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BK6899 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	18,151
Current Value	$ 18,050
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BK8202 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	165,203
Current Value	$ 124,411
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BK8385 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	151,579
Current Value	$ 114,150
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM1063 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,918
Current Value	$ 34,215
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM1106 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	50,387
Current Value	$ 50,780
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM1176 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	71,618
Current Value	$ 72,176
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM1357 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	113,986
Current Value	$ 114,508
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM1647 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	72,631
Current Value	$ 72,225
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM1695 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,952
Current Value	$ 11,403
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM3138 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	49,136
Current Value	$ 47,564
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM3363 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	60,841
Current Value	$ 58,484
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM3386 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	290,869
Current Value	$ 281,930
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM3836 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	52,421
Current Value	$ 54,472
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM4804 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	549,792
Current Value	$ 544,900
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM5045 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,420
Current Value	$ 8,754
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM5117 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	45,201
Current Value	$ 44,949
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM5704 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	127,788
Current Value	$ 129,929
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM5804 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	137,260
Current Value	$ 139,369
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM6102 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,047
Current Value	$ 32,164
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM6108 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	65,767
Current Value	$ 64,818
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM6112 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,856
Current Value	$ 13,335
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM6115 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	48,052
Current Value	$ 46,944
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM6117 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	67,710
Current Value	$ 70,540
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BM6908 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,018,716
Current Value	$ 9,522,885
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BN5403 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	275,864
Current Value	$ 273,698
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BP1638 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,586
Current Value	$ 5,354
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BP7820 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	42,207
Current Value	$ 38,317
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BQ7559 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,019,990
Current Value	$ 828,305
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BQ7589 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	572,236
Current Value	$ 463,930
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BQ7604 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	886,222
Current Value	$ 719,868
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BQ7618 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	288,930
Current Value	$ 236,155
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BR0772 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,687,361
Current Value	$ 1,367,979
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BR3283 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,132,558
Current Value	$ 1,727,611
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BR7743 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	336,735
Current Value	$ 272,793
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BU8931 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,261,641
Current Value	$ 1,171,463
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BV3076 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,658,228
Current Value	$ 1,343,701
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BV4172 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,349,813
Current Value	$ 1,093,500
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BV5583 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,996,509
Current Value	$ 1,906,299
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BV8553 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	405,180
Current Value	$ 385,288
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BV9951 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	665,241
Current Value	$ 635,730
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BW6279 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	388,262
Current Value	$ 370,706
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BW6333 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,723,741
Current Value	$ 2,604,253
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BW9845 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,461,128
Current Value	$ 1,476,772
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY1712 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	121,722
Current Value	$ 127,025
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY1713 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	169,929
Current Value	$ 176,665
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY1783 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	373,584
Current Value	$ 390,173
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY1784 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	399,381
Current Value	$ 415,154
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY4135 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	76,248
Current Value	$ 77,596
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY4136 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	58,550
Current Value	$ 59,754
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY4137 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	170,207
Current Value	$ 173,791
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY4148 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	205,894
Current Value	$ 214,524
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY4149 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	90,634
Current Value	$ 94,232
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY8309 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	277,661
Current Value	$ 291,759
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY8509 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	110,661
Current Value	$ 114,495
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY8519 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	76,512
Current Value	$ 79,973
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY8520 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	114,374
Current Value	$ 118,794
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY8521 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	388,750
Current Value	$ 405,498
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY8531 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	464,090
Current Value	$ 484,618
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0BY9392 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	180,562
Current Value	$ 192,094
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CA5443 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	61,536
Current Value	$ 56,418
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CA6035 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	710,605
Current Value	$ 614,148
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CA6329 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,874,006
Current Value	$ 7,669,476
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CA6564 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,227,024
Current Value	$ 7,110,317
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CA7241 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,504,369
Current Value	$ 3,032,257
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CA7728 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,539,497
Current Value	$ 4,789,345
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CA8099 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,118,608
Current Value	$ 5,883,498
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CA8441 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,815,325
Current Value	$ 4,801,869
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CB2644 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,899,537
Current Value	$ 1,610,449
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CB2773 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,209,599
Current Value	$ 4,227,938
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CB3576 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,690,719
Current Value	$ 10,505,616
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CB3595 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,772,091
Current Value	$ 9,103,397
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CB6880 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,142,890
Current Value	$ 2,226,224
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CC0287 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,125,644
Current Value	$ 2,210,888
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0CC0617 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	733,826
Current Value	$ 773,940
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0DA1685 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	833,666
Current Value	$ 884,374
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0DA3498 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	67,988
Current Value	$ 72,039
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0DA3499 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	390,635
Current Value	$ 412,632
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0DB1398 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,473,536
Current Value	$ 1,556,773
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0DD0995 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	944,285
Current Value	$ 967,329
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0DE5878 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,920,314
Current Value	$ 2,991,584
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FA0303 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,469,432
Current Value	$ 31,041,479
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FA2386 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,873,899
Current Value	$ 1,835,963
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FA3623 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,394,953
Current Value	$ 3,560,406
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FM3473 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	215,875
Current Value	$ 186,456
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FM3478 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	487,726
Current Value	$ 421,412
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FM3718 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	366,466
Current Value	$ 372,078
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FM5679 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	138,117
Current Value	$ 142,442
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FM5977 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,203,183
Current Value	$ 1,702,946
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FM6075 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,531
Current Value	$ 19,302
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FM6097 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,212,745
Current Value	$ 937,845
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FM7599 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,724,890
Current Value	$ 6,281,592
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FM8768 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	403,886
Current Value	$ 349,058
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FM9086 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	911,825
Current Value	$ 774,786
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FM9765 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	23,608
Current Value	$ 20,974
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FS1083 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,611,482
Current Value	$ 3,114,731
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FS1453 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,026,062
Current Value	$ 14,983,405
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FS2140 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,562,626
Current Value	$ 12,634,452
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FS3427 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,310,290
Current Value	$ 7,941,630
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FS3743 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,838,007
Current Value	$ 3,593,138
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FS6121 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	749,626
Current Value	$ 664,945
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FS6235 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	115,990
Current Value	$ 122,460
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FS7754 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,101,861
Current Value	$ 2,959,623
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FS8321 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,561,613
Current Value	$ 1,656,101
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FS9432 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,096,289
Current Value	$ 1,986,103
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FS9443 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,059,765
Current Value	$ 2,996,219
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0FS9761 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,940,385
Current Value	$ 2,608,917
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA0792 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	48,666
Current Value	$ 49,075
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA0816 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	72,364
Current Value	$ 72,928
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA1662 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	133,886
Current Value	$ 133,012
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA1689 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	77,292
Current Value	$ 76,770
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA1764 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	121,662
Current Value	$ 120,816
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA1773 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	112,085
Current Value	$ 111,285
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA1814 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	139,256
Current Value	$ 138,230
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA1858 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	86,602
Current Value	$ 85,945
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA1890 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	101,797
Current Value	$ 101,002
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA1960 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	53,117
Current Value	$ 52,679
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA1983 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	163,368
Current Value	$ 162,021
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA2019 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	91,051
Current Value	$ 90,259
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA2055 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	119,603
Current Value	$ 118,564
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA2079 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	108,395
Current Value	$ 107,429
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA2121 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	109,912
Current Value	$ 108,881
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA2141 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	56,869
Current Value	$ 56,336
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA2218 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	150,211
Current Value	$ 138,256
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA2447 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	36,795
Current Value	$ 35,896
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA2480 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	37,553
Current Value	$ 37,162
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA2490 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	30,108
Current Value	$ 30,088
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA2705 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	49,111
Current Value	$ 44,721
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA2737 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	115,198
Current Value	$ 104,817
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA2923 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	324,120
Current Value	$ 317,926
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA3351 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	17,770
Current Value	$ 15,828
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA3401 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	85,016
Current Value	$ 76,705
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA3448 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,519
Current Value	$ 32,060
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA3472 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	17,533
Current Value	$ 17,780
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA3894 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	38,587
Current Value	$ 38,462
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA3960 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,189,962
Current Value	$ 2,854,647
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA4436 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	836,263
Current Value	$ 646,687
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA4492 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,351,458
Current Value	$ 2,724,303
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA4511 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,701,370
Current Value	$ 1,382,460
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA4600 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,090,362
Current Value	$ 8,440,613
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA4602 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,218,530
Current Value	$ 2,981,167
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA4626 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,140,764
Current Value	$ 6,823,990
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA4631 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,182,252
Current Value	$ 3,756,590
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA4654 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,303,532
Current Value	$ 3,067,407
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA4700 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,739,223
Current Value	$ 5,457,363
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA4732 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,588,175
Current Value	$ 2,469,149
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA4933 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,771,583
Current Value	$ 3,502,003
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA5070 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,725,229
Current Value	$ 2,671,477
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA5231 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	109,554
Current Value	$ 113,469
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA5261 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	162,025
Current Value	$ 168,182
Investment, Identifier [Axis]: Diversified Bond Fund | FNMA POOL #0MA5551 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	44,382,727
Current Value	$ 43,392,519
Investment, Identifier [Axis]: Diversified Bond Fund | FORD CREDIT AUTO LEASE TRU B C | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	350,000
Current Value	$ 351,601
Investment, Identifier [Axis]: Diversified Bond Fund | FORD CREDIT AUTO OWNER TR B A4 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,687,000
Current Value	$ 1,724,579
Investment, Identifier [Axis]: Diversified Bond Fund | FORD MOTOR CREDIT CO LLC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,050,000
Current Value	$ 1,096,100
Investment, Identifier [Axis]: Diversified Bond Fund | FORD MOTOR CREDIT CO LLC | Corporate Bonds 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	470,000
Current Value	$ 471,061
Investment, Identifier [Axis]: Diversified Bond Fund | FORD MOTOR CREDIT CO LLC | Corporate Bonds 11
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,380,000
Current Value	$ 1,440,315
Investment, Identifier [Axis]: Diversified Bond Fund | FORD MOTOR CREDIT CO LLC | Corporate Bonds 12
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	570,000
Current Value	$ 613,214
Investment, Identifier [Axis]: Diversified Bond Fund | FORD MOTOR CREDIT CO LLC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,250,000
Current Value	$ 2,348,340
Investment, Identifier [Axis]: Diversified Bond Fund | FORD MOTOR CREDIT CO LLC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	700,000
Current Value	$ 734,632
Investment, Identifier [Axis]: Diversified Bond Fund | FORD MOTOR CREDIT CO LLC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	725,000
Current Value	$ 734,109
Investment, Identifier [Axis]: Diversified Bond Fund | FORD MOTOR CREDIT CO LLC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,475,000
Current Value	$ 1,544,400
Investment, Identifier [Axis]: Diversified Bond Fund | FORD MOTOR CREDIT CO LLC | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,225,000
Current Value	$ 1,245,243
Investment, Identifier [Axis]: Diversified Bond Fund | FORD MOTOR CREDIT CO LLC | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,750,000
Current Value	$ 1,750,109
Investment, Identifier [Axis]: Diversified Bond Fund | FORD MOTOR CREDIT CO LLC | Corporate Bonds 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,000,000
Current Value	$ 998,694
Investment, Identifier [Axis]: Diversified Bond Fund | FORD MOTOR CREDIT CO LLC | Corporate Bonds 9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	280,000
Current Value	$ 278,567
Investment, Identifier [Axis]: Diversified Bond Fund | FORTESCUE TREASURY PTY LT 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	650,000
Current Value	$ 628,478
Investment, Identifier [Axis]: Diversified Bond Fund | FORTITUDE GROUP HOLDINGS 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	425,000
Current Value	$ 442,946
Investment, Identifier [Axis]: Diversified Bond Fund | FOUNDATION FINANCE T 1A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	142,019
Current Value	$ 143,769
Investment, Identifier [Axis]: Diversified Bond Fund | FREDDIE MAC SEASONED CR 4 M45T | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	56,473
Current Value	$ 55,782
Investment, Identifier [Axis]: Diversified Bond Fund | FREEPORT INDONESIA PT 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,110,000
Current Value	$ 1,131,719
Investment, Identifier [Axis]: Diversified Bond Fund | FRESNILLO PLC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,740,000
Current Value	$ 1,387,358
Investment, Identifier [Axis]: Diversified Bond Fund | FRONTDOOR 12/24 COV-LITE TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	367,225
Current Value	$ 369,061
Investment, Identifier [Axis]: Diversified Bond Fund | FRONTIER ISSUER LLC 1 A2 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,360,000
Current Value	$ 1,402,516
Investment, Identifier [Axis]: Diversified Bond Fund | FS KKR CAPITAL CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,720,000
Current Value	$ 1,719,338
Investment, Identifier [Axis]: Diversified Bond Fund | GATX CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	545,000
Current Value	$ 580,458
Investment, Identifier [Axis]: Diversified Bond Fund | GATX CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	425,000
Current Value	$ 431,612
Investment, Identifier [Axis]: Diversified Bond Fund | GE HEALTHCARE TECHNOLOGIES INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	750,000
Current Value	$ 767,173
Investment, Identifier [Axis]: Diversified Bond Fund | GE HEALTHCARE TECHNOLOGIES INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,250,000
Current Value	$ 1,348,167
Investment, Identifier [Axis]: Diversified Bond Fund | GENERAL MOTORS FINANCIAL CO IN | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	345,000
Current Value	$ 310,283
Investment, Identifier [Axis]: Diversified Bond Fund | GEORGETOWN UNIVERSITY/THE | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	204,000
Current Value	$ 179,603
Investment, Identifier [Axis]: Diversified Bond Fund | GERDAU TRADE INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	990,000
Current Value	$ 1,025,145
Investment, Identifier [Axis]: Diversified Bond Fund | GLENCORE FUNDING LLC 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,265,000
Current Value	$ 2,077,084
Investment, Identifier [Axis]: Diversified Bond Fund | GLENCORE FUNDING LLC 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	345,000
Current Value	$ 371,622
Investment, Identifier [Axis]: Diversified Bond Fund | GLENCORE FUNDING LLC 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	735,000
Current Value	$ 768,926
Investment, Identifier [Axis]: Diversified Bond Fund | GM FINANCIAL CONSUMER AUT 4 A4 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,110,000
Current Value	$ 2,134,072
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 10-115 Z | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,076,787
Current Value	$ 1,085,679
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 13-H01 FA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2
Current Value	$ 1
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 13-H03 HA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	500
Current Value	$ 456
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 13-H04 BA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	437
Current Value	$ 419
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 13-H10 PA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,422
Current Value	$ 5,143
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 15-H10 JA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	29,802
Current Value	$ 28,671
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 15-H13 FL | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	254
Current Value	$ 253
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 16-H02 FB | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,141
Current Value	$ 31,218
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 16-H09 FH | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	28,241
Current Value	$ 28,378
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 16-H09 FM | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,502
Current Value	$ 19,603
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 16-H21 CF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,790
Current Value	$ 22,977
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 16-H23 F | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	57,433
Current Value	$ 57,603
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 16-H24 FB | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	32,020
Current Value	$ 32,137
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 16-H27 BF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	41,681
Current Value	$ 41,912
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H02 BF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	133,309
Current Value	$ 133,931
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H02 FP | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	51,949
Current Value	$ 52,212
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H03 F | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	135,509
Current Value	$ 136,157
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H08 FG | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	45,057
Current Value	$ 45,286
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H10 FA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	42,233
Current Value	$ 42,488
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H11 FB | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	28,145
Current Value	$ 28,321
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H12 FQ | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	71,512
Current Value	$ 71,833
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H13 FQ | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	195,504
Current Value	$ 196,329
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H14 FA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,443
Current Value	$ 33,604
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H16 BF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	38,179
Current Value	$ 38,365
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H17 FB | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	66,313
Current Value	$ 66,390
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H17 FQ | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	136,927
Current Value	$ 137,892
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H18 GF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	35,571
Current Value	$ 35,821
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H20 BF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	330,660
Current Value	$ 332,438
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H20 FB | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	94,606
Current Value	$ 95,127
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H20 FG | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	174,237
Current Value	$ 175,182
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H21 FA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	48,169
Current Value	$ 48,418
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H22 FA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	354,893
Current Value	$ 356,381
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H22 FH | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	44,625
Current Value	$ 44,807
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H22 FK | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	32,070
Current Value	$ 32,197
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 17-H25 CF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	92,020
Current Value	$ 92,402
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H01 FE | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	45,217
Current Value	$ 45,342
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H02 FA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	76,424
Current Value	$ 76,590
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H02 FM | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	142,489
Current Value	$ 142,725
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H02 GF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	140,080
Current Value	$ 140,321
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H02 HF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	269,265
Current Value	$ 269,853
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H02 PF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	90,527
Current Value	$ 90,822
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H03 FD | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	236,089
Current Value	$ 236,051
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H04 FJ | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	177,646
Current Value	$ 177,995
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H04 FK | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	100,379
Current Value	$ 100,260
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H05 BF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	125,255
Current Value	$ 125,525
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H05 FE | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	131,485
Current Value	$ 131,825
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H06 AF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	102,383
Current Value	$ 102,653
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H06 BF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	78,131
Current Value	$ 77,933
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H06 EF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	121,126
Current Value	$ 120,987
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H06 JF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	129,129
Current Value	$ 128,956
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H06 MF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	40,519
Current Value	$ 40,619
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H07 FA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	126,360
Current Value	$ 126,138
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H09 FC | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	112,446
Current Value	$ 112,549
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H10 FV | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	125,578
Current Value	$ 126,294
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H11 FA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	46,698
Current Value	$ 46,869
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H15 FK | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	69,581
Current Value	$ 69,950
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H17 DF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	190,605
Current Value	$ 191,177
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H19 FE | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	70,669
Current Value	$ 71,056
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H19 FG | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	101,828
Current Value	$ 102,048
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 18-H20 FB | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,539,055
Current Value	$ 1,537,810
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 19-H04 FE | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	61,741
Current Value	$ 62,195
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 19-H15 F | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	130,813
Current Value	$ 130,449
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 19-H16 FC | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	36,500
Current Value	$ 36,733
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 19-H17 FA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	201,115
Current Value	$ 203,467
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 19-H17 FB | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	449,296
Current Value	$ 448,768
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 19-H18 EF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	62,161
Current Value	$ 62,545
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 19-H18 F | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	143,140
Current Value	$ 143,222
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 19-H18 LF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	122,345
Current Value	$ 122,224
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 19-H20 AF | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	87,153
Current Value	$ 87,017
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 20-H06 FA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	427,724
Current Value	$ 425,718
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 21-H19 FM | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,209,993
Current Value	$ 2,214,321
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 22-H08 FE | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,087,694
Current Value	$ 4,084,294
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 22-H09 FA | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,123,218
Current Value	$ 3,112,374
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 23-H04 FC | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,195,164
Current Value	$ 4,209,249
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA GTD REMIC P/T 23-H13 FJ | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,599,467
Current Value	$ 1,635,828
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0751415 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	74
Current Value	$ 74
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0756718 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,720
Current Value	$ 2,728
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0765229 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	954
Current Value	$ 937
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0766529 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	226
Current Value	$ 221
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0766544 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	28
Current Value	$ 27
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0766566 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	55
Current Value	$ 55
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0771828 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,219
Current Value	$ 16,256
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0771829 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,364
Current Value	$ 3,359
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0798521 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,948
Current Value	$ 10,881
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AB6552 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,851
Current Value	$ 1,849
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AC0988 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	29
Current Value	$ 29
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AC9906 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	43
Current Value	$ 42
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AE0488 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	818
Current Value	$ 819
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AF7339 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,970
Current Value	$ 4,983
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AF7379 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,719
Current Value	$ 15,729
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AH1236 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	50,013
Current Value	$ 50,101
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AH1377 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,380
Current Value	$ 10,342
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AK0201 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	40,067
Current Value	$ 39,975
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AK8743 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	23,382
Current Value	$ 23,406
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AL7424 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,648
Current Value	$ 1,646
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AR6523 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,044
Current Value	$ 24,928
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AR6570 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	60,710
Current Value	$ 60,539
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AR7510 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	47,246
Current Value	$ 47,167
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AS5980 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	29,433
Current Value	$ 29,303
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AS6008 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	147,845
Current Value	$ 147,170
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AS8942 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	21,547
Current Value	$ 21,485
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AU1288 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,611
Current Value	$ 9,592
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AU1850 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,235
Current Value	$ 20,237
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AU3149 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,829
Current Value	$ 22,838
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AW1858 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	46,721
Current Value	$ 46,593
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA II POOL #0AY2208 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	133,871
Current Value	$ 133,858
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA POOL #0486844 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	75
Current Value	$ 76
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA POOL #0530269 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	103
Current Value	$ 106
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA POOL #0563646 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	69
Current Value	$ 71
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA POOL #0587280 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	81
Current Value	$ 83
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA POOL #0675312 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,531
Current Value	$ 3,712
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA POOL #0675324 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	196
Current Value	$ 207
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA POOL #0780958 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	204
Current Value	$ 207
Investment, Identifier [Axis]: Diversified Bond Fund | GNMA POOL #0781199 | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10
Current Value	$ 10
Investment, Identifier [Axis]: Diversified Bond Fund | GOLDMAN SACHS GROUP INC/THE | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,200,000
Current Value	$ 1,213,894
Investment, Identifier [Axis]: Diversified Bond Fund | GOLDMAN SACHS GROUP INC/THE | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	950,000
Current Value	$ 981,874
Investment, Identifier [Axis]: Diversified Bond Fund | GOLDMAN SACHS GROUP INC/THE | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,275,000
Current Value	$ 1,275,091
Investment, Identifier [Axis]: Diversified Bond Fund | GOLDMAN SACHS GROUP INC/THE | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,275,000
Current Value	$ 3,257,209
Investment, Identifier [Axis]: Diversified Bond Fund | GOLDMAN SACHS GROUP INC/THE | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,527,000
Current Value	$ 1,708,836
Investment, Identifier [Axis]: Diversified Bond Fund | GOLDMAN SACHS GROUP INC/THE | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	760,000
Current Value	$ 756,022
Investment, Identifier [Axis]: Diversified Bond Fund | GOLUB CAPITAL PRIVATE CRE 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	449,000
Current Value	$ 451,905
Investment, Identifier [Axis]: Diversified Bond Fund | GRAY OAK PIPELINE LLC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	70,000
Current Value	$ 69,192
Investment, Identifier [Axis]: Diversified Bond Fund | GREENSKY HOME IMPRO 1A A4 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	142,869
Current Value	$ 145,036
Investment, Identifier [Axis]: Diversified Bond Fund | GREENSKY HOME IMPROV 1 A4 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	175,190
Current Value	$ 179,569
Investment, Identifier [Axis]: Diversified Bond Fund | GRUPO TELEVISA SAB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,230,000
Current Value	$ 107,562
Investment, Identifier [Axis]: Diversified Bond Fund | GS MORTGAGE SECURIT GC5 C 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	336,361
Current Value	$ 302,940
Investment, Identifier [Axis]: Diversified Bond Fund | GS MORTGAGE SECURITIES GC45 A5 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	394,288
Current Value	$ 371,618
Investment, Identifier [Axis]: Diversified Bond Fund | HARBOUR ENERGY PLC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,310,000
Current Value	$ 1,328,755
Investment, Identifier [Axis]: Diversified Bond Fund | HCA INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	80,000
Current Value	$ 80,062
Investment, Identifier [Axis]: Diversified Bond Fund | HCA INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	700,000
Current Value	$ 698,142
Investment, Identifier [Axis]: Diversified Bond Fund | HCA INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,075,000
Current Value	$ 1,110,610
Investment, Identifier [Axis]: Diversified Bond Fund | HCA INC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,450,000
Current Value	$ 1,187,607
Investment, Identifier [Axis]: Diversified Bond Fund | HCA INC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	485,000
Current Value	$ 506,539
Investment, Identifier [Axis]: Diversified Bond Fund | HCA INC | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,305,000
Current Value	$ 1,372,345
Investment, Identifier [Axis]: Diversified Bond Fund | HERC HOLDINGS INC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	595,000
Current Value	$ 626,174
Investment, Identifier [Axis]: Diversified Bond Fund | HERCULES CAPITAL INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,327,000
Current Value	$ 1,344,686
Investment, Identifier [Axis]: Diversified Bond Fund | HERTZ VEHICLE FINANC 2A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,210,000
Current Value	$ 1,246,296
Investment, Identifier [Axis]: Diversified Bond Fund | HEWLETT PACKARD ENTERPRISE CO | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,775,000
Current Value	$ 1,922,969
Investment, Identifier [Axis]: Diversified Bond Fund | HILTON GRAND 1/24 INCREMENTAL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,177,065
Current Value	$ 1,170,520
Investment, Identifier [Axis]: Diversified Bond Fund | HILTON GRAND 5/21 COV-LITE TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	461,239
Current Value	$ 462,277
Investment, Identifier [Axis]: Diversified Bond Fund | HONDA AUTO RECEIVABLES 20 1 A3 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,182,000
Current Value	$ 2,206,329
Investment, Identifier [Axis]: Diversified Bond Fund | HONDA AUTO RECEIVABLES 20 1 A4 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,936,000
Current Value	$ 1,969,677
Investment, Identifier [Axis]: Diversified Bond Fund | HORIZON AIRCRAFT FINA 1 A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,367,188
Current Value	$ 2,392,523
Investment, Identifier [Axis]: Diversified Bond Fund | HSBC HOLDINGS PLC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,590,000
Current Value	$ 1,770,988
Investment, Identifier [Axis]: Diversified Bond Fund | HSBC HOLDINGS PLC | Corporate Bonds 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	975,000
Current Value	$ 1,005,364
Investment, Identifier [Axis]: Diversified Bond Fund | HSBC HOLDINGS PLC | Corporate Bonds 11
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	200,000
Current Value	$ 205,225
Investment, Identifier [Axis]: Diversified Bond Fund | HSBC HOLDINGS PLC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,965,000
Current Value	$ 2,159,709
Investment, Identifier [Axis]: Diversified Bond Fund | HSBC HOLDINGS PLC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	245,000
Current Value	$ 277,253
Investment, Identifier [Axis]: Diversified Bond Fund | HSBC HOLDINGS PLC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	470,000
Current Value	$ 482,279
Investment, Identifier [Axis]: Diversified Bond Fund | HSBC HOLDINGS PLC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,850,000
Current Value	$ 1,730,838
Investment, Identifier [Axis]: Diversified Bond Fund | HSBC HOLDINGS PLC | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	550,000
Current Value	$ 500,791
Investment, Identifier [Axis]: Diversified Bond Fund | HSBC HOLDINGS PLC | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,625,000
Current Value	$ 1,617,752
Investment, Identifier [Axis]: Diversified Bond Fund | HSBC HOLDINGS PLC | Corporate Bonds 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	700,000
Current Value	$ 821,494
Investment, Identifier [Axis]: Diversified Bond Fund | HSBC HOLDINGS PLC | Corporate Bonds 9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	900,000
Current Value	$ 974,682
Investment, Identifier [Axis]: Diversified Bond Fund | HYUNDAI AUTO RECEIVABLES B A3 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,892,000
Current Value	$ 3,928,012
Investment, Identifier [Axis]: Diversified Bond Fund | HYUNDAI AUTO RECEIVABLES C A3 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,856,000
Current Value	$ 1,870,701
Investment, Identifier [Axis]: Diversified Bond Fund | HYUNDAI CAPITAL AMERICA 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	605,000
Current Value	$ 598,239
Investment, Identifier [Axis]: Diversified Bond Fund | HYUNDAI CAPITAL AMERICA 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	575,000
Current Value	$ 557,945
Investment, Identifier [Axis]: Diversified Bond Fund | HYUNDAI CAPITAL AMERICA 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	290,000
Current Value	$ 299,410
Investment, Identifier [Axis]: Diversified Bond Fund | HYUNDAI CAPITAL AMERICA 144A | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,435,000
Current Value	$ 1,501,936
Investment, Identifier [Axis]: Diversified Bond Fund | HYUNDAI CAPITAL AMERICA 144A | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	795,000
Current Value	$ 823,509
Investment, Identifier [Axis]: Diversified Bond Fund | ICON/PRA HEALTH 3/24 LUX TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	105,962
Current Value	$ 106,724
Investment, Identifier [Axis]: Diversified Bond Fund | ICON/PRA HEALTH 3/24 US TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	26,401
Current Value	$ 26,590
Investment, Identifier [Axis]: Diversified Bond Fund | ILLINOIS ST | Other Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,478,676
Current Value	$ 6,639,799
Investment, Identifier [Axis]: Diversified Bond Fund | IMPERIAL BRANDS FINANCE P 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,255,000
Current Value	$ 4,174,477
Investment, Identifier [Axis]: Diversified Bond Fund | IMPERIAL BRANDS FINANCE P 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,525,000
Current Value	$ 2,599,321
Investment, Identifier [Axis]: Diversified Bond Fund | INTERNATIONAL BANK FOR RECONST | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,785,000
Current Value	$ 5,468,189
Investment, Identifier [Axis]: Diversified Bond Fund | INTERNATIONAL SOS 6/24 TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,186,817
Current Value	$ 1,191,267
Investment, Identifier [Axis]: Diversified Bond Fund | INTESA SANPAOLO SPA 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,145,000
Current Value	$ 1,309,827
Investment, Identifier [Axis]: Diversified Bond Fund | INTESA SANPAOLO SPA 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	545,000
Current Value	$ 520,524
Investment, Identifier [Axis]: Diversified Bond Fund | IRON MOUNTAIN 12/23 TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,183,938
Current Value	$ 1,182,458
Investment, Identifier [Axis]: Diversified Bond Fund | IRON MOUNTAIN INC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,220,000
Current Value	$ 1,163,265
Investment, Identifier [Axis]: Diversified Bond Fund | JABIL INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	635,000
Current Value	$ 592,098
Investment, Identifier [Axis]: Diversified Bond Fund | JABIL INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	380,000
Current Value	$ 392,508
Investment, Identifier [Axis]: Diversified Bond Fund | JACK IN THE BOX FU 1A A2I 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	319,125
Current Value	$ 308,921
Investment, Identifier [Axis]: Diversified Bond Fund | JAPAN TOBACCO INC 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	400,000
Current Value	$ 407,247
Investment, Identifier [Axis]: Diversified Bond Fund | JAPAN TOBACCO INC 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	575,000
Current Value	$ 597,289
Investment, Identifier [Axis]: Diversified Bond Fund | JAPAN TOBACCO INC 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	400,000
Current Value	$ 427,166
Investment, Identifier [Axis]: Diversified Bond Fund | JAZZ PHARMACEUTICALS 6/24 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	852,325
Current Value	$ 855,521
Investment, Identifier [Axis]: Diversified Bond Fund | JBS NV/JBS USA FOODS GROUP HOL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,685,000
Current Value	$ 3,007,407
Investment, Identifier [Axis]: Diversified Bond Fund | JP MORGAN CHASE COM BMS A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	675,000
Current Value	$ 674,788
Investment, Identifier [Axis]: Diversified Bond Fund | JPMORGAN CHASE & CO | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,595,000
Current Value	$ 4,338,344
Investment, Identifier [Axis]: Diversified Bond Fund | JPMORGAN CHASE & CO | Corporate Bonds 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,695,000
Current Value	$ 2,558,094
Investment, Identifier [Axis]: Diversified Bond Fund | JPMORGAN CHASE & CO | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,980,000
Current Value	$ 1,846,031
Investment, Identifier [Axis]: Diversified Bond Fund | JPMORGAN CHASE & CO | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,595,000
Current Value	$ 2,619,573
Investment, Identifier [Axis]: Diversified Bond Fund | JPMORGAN CHASE & CO | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	70,000
Current Value	$ 66,444
Investment, Identifier [Axis]: Diversified Bond Fund | JPMORGAN CHASE & CO | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	845,000
Current Value	$ 846,591
Investment, Identifier [Axis]: Diversified Bond Fund | JPMORGAN CHASE & CO | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	930,000
Current Value	$ 936,845
Investment, Identifier [Axis]: Diversified Bond Fund | JPMORGAN CHASE & CO | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	575,000
Current Value	$ 677,767
Investment, Identifier [Axis]: Diversified Bond Fund | JPMORGAN CHASE & CO | Corporate Bonds 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,050,000
Current Value	$ 1,104,509
Investment, Identifier [Axis]: Diversified Bond Fund | JPMORGAN CHASE & CO | Corporate Bonds 9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,783,000
Current Value	$ 1,683,410
Investment, Identifier [Axis]: Diversified Bond Fund | KIMBERLY-CLARK DE MEXICO 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	200,000
Current Value	$ 181,675
Investment, Identifier [Axis]: Diversified Bond Fund | KINDER MORGAN ENERGY PARTNERS | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	360,000
Current Value	$ 393,191
Investment, Identifier [Axis]: Diversified Bond Fund | KINDER MORGAN ENERGY PARTNERS | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	685,000
Current Value	$ 771,316
Investment, Identifier [Axis]: Diversified Bond Fund | KINDER MORGAN ENERGY PARTNERS | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,035,000
Current Value	$ 1,118,864
Investment, Identifier [Axis]: Diversified Bond Fund | KINDER MORGAN ENERGY PARTNERS | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	490,000
Current Value	$ 464,288
Investment, Identifier [Axis]: Diversified Bond Fund | KINDER MORGAN INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	625,000
Current Value	$ 627,454
Investment, Identifier [Axis]: Diversified Bond Fund | KLABIN AUSTRIA GMBH 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,325,000
Current Value	$ 1,385,775
Investment, Identifier [Axis]: Diversified Bond Fund | KROGER CO/THE | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	875,000
Current Value	$ 836,572
Investment, Identifier [Axis]: Diversified Bond Fund | LATAM AIRLINES GROUP SA 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	805,000
Current Value	$ 846,675
Investment, Identifier [Axis]: Diversified Bond Fund | LEAR CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,216,000
Current Value	$ 1,101,174
Investment, Identifier [Axis]: Diversified Bond Fund | LEAR CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	350,000
Current Value	$ 238,251
Investment, Identifier [Axis]: Diversified Bond Fund | LIBERTY MUTUAL GROUP INC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	834,000
Current Value	$ 579,275
Investment, Identifier [Axis]: Diversified Bond Fund | LITHIA MOTORS INC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	955,000
Current Value	$ 917,942
Investment, Identifier [Axis]: Diversified Bond Fund | LLOYDS BANKING GROUP PLC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,145,000
Current Value	$ 2,147,633
Investment, Identifier [Axis]: Diversified Bond Fund | LLOYDS BANKING GROUP PLC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,000,000
Current Value	$ 3,495,349
Investment, Identifier [Axis]: Diversified Bond Fund | LLOYDS BANKING GROUP PLC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	700,000
Current Value	$ 732,929
Investment, Identifier [Axis]: Diversified Bond Fund | LUNAR 2021-1 STRUCTUR 1 A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	363,459
Current Value	$ 346,811
Investment, Identifier [Axis]: Diversified Bond Fund | MACQUARIE AIRFINANCE HOLD 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	240,000
Current Value	$ 251,669
Investment, Identifier [Axis]: Diversified Bond Fund | MAIN STREET CAPITAL CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	475,000
Current Value	$ 496,188
Investment, Identifier [Axis]: Diversified Bond Fund | MARS INC 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	325,000
Current Value	$ 327,387
Investment, Identifier [Axis]: Diversified Bond Fund | MARS INC 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	500,000
Current Value	$ 506,983
Investment, Identifier [Axis]: Diversified Bond Fund | MARS INC 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,775,000
Current Value	$ 1,815,094
Investment, Identifier [Axis]: Diversified Bond Fund | MERCADOLIBRE INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,650,000
Current Value	$ 1,635,315
Investment, Identifier [Axis]: Diversified Bond Fund | META PLATFORMS INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	575,000
Current Value	$ 580,398
Investment, Identifier [Axis]: Diversified Bond Fund | META PLATFORMS INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,725,000
Current Value	$ 1,725,588
Investment, Identifier [Axis]: Diversified Bond Fund | META PLATFORMS INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,365,000
Current Value	$ 1,307,083
Investment, Identifier [Axis]: Diversified Bond Fund | META PLATFORMS INC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	345,000
Current Value	$ 345,118
Investment, Identifier [Axis]: Diversified Bond Fund | META PLATFORMS INC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	465,000
Current Value	$ 447,185
Investment, Identifier [Axis]: Diversified Bond Fund | METHANEX US OPERATIONS IN 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,510,000
Current Value	$ 1,554,803
Investment, Identifier [Axis]: Diversified Bond Fund | METRONET INFRASTRUC 2A A2 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,290,000
Current Value	$ 1,308,564
Investment, Identifier [Axis]: Diversified Bond Fund | MEXICAN BONOS | Other Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	87,031,500
Current Value	$ 4,880,918
Investment, Identifier [Axis]: Diversified Bond Fund | MEXICO GOVERNMENT INTERNATIONA | Other Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,460,000
Current Value	$ 1,446,860
Investment, Identifier [Axis]: Diversified Bond Fund | MGM RESORTS INTERNATIONAL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,395,000
Current Value	$ 1,437,276
Investment, Identifier [Axis]: Diversified Bond Fund | MICRON TECHNOLOGY INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,540,000
Current Value	$ 1,625,629
Investment, Identifier [Axis]: Diversified Bond Fund | MICRON TECHNOLOGY INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	349,000
Current Value	$ 367,423
Investment, Identifier [Axis]: Diversified Bond Fund | MICRON TECHNOLOGY INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	220,000
Current Value	$ 235,227
Investment, Identifier [Axis]: Diversified Bond Fund | MILLICOM INTERNATIONAL CE 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	420,000
Current Value	$ 391,211
Investment, Identifier [Axis]: Diversified Bond Fund | MINERVA LUXEMBOURG SA 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,305,000
Current Value	$ 1,213,054
Investment, Identifier [Axis]: Diversified Bond Fund | MITSUBISHI UFJ FINANCIAL GROUP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,245,000
Current Value	$ 1,111,586
Investment, Identifier [Axis]: Diversified Bond Fund | MKS INSTRUMENTS 1/25 (USD) TL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	758,588
Current Value	$ 761,274
Investment, Identifier [Axis]: Diversified Bond Fund | MOHAWK INDUSTRIES INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	84,000
Current Value	$ 81,463
Investment, Identifier [Axis]: Diversified Bond Fund | MORGAN STANLEY | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,240,000
Current Value	$ 2,291,158
Investment, Identifier [Axis]: Diversified Bond Fund | MORGAN STANLEY | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	690,000
Current Value	$ 685,303
Investment, Identifier [Axis]: Diversified Bond Fund | MSD INVESTMENT CORP 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	918,000
Current Value	$ 924,420
Investment, Identifier [Axis]: Diversified Bond Fund | MSD INVESTMENT CORP 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	660,000
Current Value	$ 656,300
Investment, Identifier [Axis]: Diversified Bond Fund | MVW 2024-2 LLC 2A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	398,876
Current Value	$ 399,733
Investment, Identifier [Axis]: Diversified Bond Fund | NATURA &CO LUXEMBOURG HOL 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	200,000
Current Value	$ 188,453
Investment, Identifier [Axis]: Diversified Bond Fund | NATWEST GROUP PLC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,075,000
Current Value	$ 989,590
Investment, Identifier [Axis]: Diversified Bond Fund | NATWEST GROUP PLC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,200,000
Current Value	$ 3,165,306
Investment, Identifier [Axis]: Diversified Bond Fund | NATWEST GROUP PLC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,200,000
Current Value	$ 1,289,130
Investment, Identifier [Axis]: Diversified Bond Fund | NATWEST GROUP PLC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	700,000
Current Value	$ 729,358
Investment, Identifier [Axis]: Diversified Bond Fund | NATWEST GROUP PLC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	575,000
Current Value	$ 604,112
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	653,000
Current Value	$ 654,235
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	690,000
Current Value	$ 682,276
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT PRIVATE EDUC CA A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	381,132
Current Value	$ 349,616
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT PRIVATE EDUC HA A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,259
Current Value	$ 13,497
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT PRIVATE EDUCA A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	515,606
Current Value	$ 530,320
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LO 1A A1B 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,568,162
Current Value	$ 4,505,685
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOA 1A A3 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	877,378
Current Value	$ 883,384
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOA 1A A3 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	430,749
Current Value	$ 426,167
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOA 2A A2 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,530,931
Current Value	$ 1,534,664
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOA 3A A3 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	900,668
Current Value	$ 895,844
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOA 3A A3 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,511,682
Current Value	$ 1,519,141
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOA 4A A2 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	249,393
Current Value	$ 247,995
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOA 4A A2 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	737,968
Current Value	$ 730,139
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOA 4A A3 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	528,435
Current Value	$ 529,955
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOA 6A A3 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,567,621
Current Value	$ 2,608,938
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOAN 1A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	737,988
Current Value	$ 730,651
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOAN 2A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	729,921
Current Value	$ 733,681
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOAN 3A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	249,127
Current Value	$ 247,340
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOAN 5A A 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	959,923
Current Value	$ 954,258
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOAN 5A A 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,793,872
Current Value	$ 5,896,467
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIENT STUDENT LOAN 7A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	919,681
Current Value	$ 926,377
Investment, Identifier [Axis]: Diversified Bond Fund | NAVIGATOR AIRCRAFT AB 1 A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	562,060
Current Value	$ 536,951
Investment, Identifier [Axis]: Diversified Bond Fund | NEW JERSEY ST TURNPIKE AUTH TU | Other Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	290,000
Current Value	$ 347,577
Investment, Identifier [Axis]: Diversified Bond Fund | NEW JERSEY ST TURNPIKE AUTH TU | Other Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,045,000
Current Value	$ 1,220,977
Investment, Identifier [Axis]: Diversified Bond Fund | NEXTERA ENERGY CAPITAL HOLDING | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,275,000
Current Value	$ 1,288,859
Investment, Identifier [Axis]: Diversified Bond Fund | NEXTERA ENERGY CAPITAL HOLDING | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,375,000
Current Value	$ 1,391,607
Investment, Identifier [Axis]: Diversified Bond Fund | NEXTERA ENERGY CAPITAL HOLDING | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,525,000
Current Value	$ 1,564,017
Investment, Identifier [Axis]: Diversified Bond Fund | NEXTERA ENERGY CAPITAL HOLDING | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	375,000
Current Value	$ 382,027
Investment, Identifier [Axis]: Diversified Bond Fund | NEXTERA ENERGY CAPITAL HOLDING | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,325,000
Current Value	$ 2,400,401
Investment, Identifier [Axis]: Diversified Bond Fund | NISSAN AUTO RECEIVABLES 2 B A3 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,846,000
Current Value	$ 1,855,711
Investment, Identifier [Axis]: Diversified Bond Fund | NISSAN MOTOR ACCEPTANCE C 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	550,000
Current Value	$ 568,829
Investment, Identifier [Axis]: Diversified Bond Fund | NORDSTROM INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	140,000
Current Value	$ 144,477
Investment, Identifier [Axis]: Diversified Bond Fund | NORINCHUKIN BANK/THE 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	330,000
Current Value	$ 336,747
Investment, Identifier [Axis]: Diversified Bond Fund | NORINCHUKIN BANK/THE 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	710,000
Current Value	$ 721,345
Investment, Identifier [Axis]: Diversified Bond Fund | NOVELIS 2/25 COV-LITE TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	697,178
Current Value	$ 699,499
Investment, Identifier [Axis]: Diversified Bond Fund | NRG ENERGY INC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,361,000
Current Value	$ 1,375,154
Investment, Identifier [Axis]: Diversified Bond Fund | OBX 2018-EXP1 TR EXP1 1A3 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,646
Current Value	$ 24,491
Investment, Identifier [Axis]: Diversified Bond Fund | OCP SA 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	785,000
Current Value	$ 734,272
Investment, Identifier [Axis]: Diversified Bond Fund | OCP SA 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,350,000
Current Value	$ 1,456,402
Investment, Identifier [Axis]: Diversified Bond Fund | ONEAMERICA FINANCIAL PART 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	215,000
Current Value	$ 164,933
Investment, Identifier [Axis]: Diversified Bond Fund | ONEMAIN FINANCE CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,955,000
Current Value	$ 2,024,606
Investment, Identifier [Axis]: Diversified Bond Fund | OPEN TEXT 8/23 TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	754,466
Current Value	$ 754,564
Investment, Identifier [Axis]: Diversified Bond Fund | ORACLE CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,300,000
Current Value	$ 1,274,073
Investment, Identifier [Axis]: Diversified Bond Fund | ORACLE CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	575,000
Current Value	$ 578,087
Investment, Identifier [Axis]: Diversified Bond Fund | ORACLE CORP | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,735,000
Current Value	$ 1,121,650
Investment, Identifier [Axis]: Diversified Bond Fund | ORACLE CORP | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,230,000
Current Value	$ 2,163,595
Investment, Identifier [Axis]: Diversified Bond Fund | ORBIA ADVANCE CORP SAB DE 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	566,000
Current Value	$ 489,426
Investment, Identifier [Axis]: Diversified Bond Fund | ORBIA ADVANCE CORP SAB DE 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,519,000
Current Value	$ 1,178,467
Investment, Identifier [Axis]: Diversified Bond Fund | ORBIA ADVANCE CORP SAB DE 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	940,000
Current Value	$ 928,359
Investment, Identifier [Axis]: Diversified Bond Fund | OWN EQUIPMENT FUND I 2M A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	479,104
Current Value	$ 486,019
Investment, Identifier [Axis]: Diversified Bond Fund | PAN AMERICAN ENERGY LLC/A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	210,000
Current Value	$ 213,675
Investment, Identifier [Axis]: Diversified Bond Fund | PETROLEOS MEXICANOS | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,350,000
Current Value	$ 1,281,046
Investment, Identifier [Axis]: Diversified Bond Fund | PETROLEOS MEXICANOS | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,556,000
Current Value	$ 5,541,167
Investment, Identifier [Axis]: Diversified Bond Fund | PETROLEOS MEXICANOS | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	380,000
Current Value	$ 329,057
Investment, Identifier [Axis]: Diversified Bond Fund | PETROLEOS MEXICANOS | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,675,000
Current Value	$ 10,464,137
Investment, Identifier [Axis]: Diversified Bond Fund | PETSMART 7/25 TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,902,541
Current Value	$ 1,892,438
Investment, Identifier [Axis]: Diversified Bond Fund | PHILIP MORRIS INTERNATIONAL IN | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	275,000
Current Value	$ 289,303
Investment, Identifier [Axis]: Diversified Bond Fund | PHILIP MORRIS INTERNATIONAL IN | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	325,000
Current Value	$ 347,811
Investment, Identifier [Axis]: Diversified Bond Fund | PHILIP MORRIS INTERNATIONAL IN | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	800,000
Current Value	$ 837,944
Investment, Identifier [Axis]: Diversified Bond Fund | PHILIP MORRIS INTERNATIONAL IN | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	350,000
Current Value	$ 358,488
Investment, Identifier [Axis]: Diversified Bond Fund | PHILIP MORRIS INTERNATIONAL IN | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	250,000
Current Value	$ 259,287
Investment, Identifier [Axis]: Diversified Bond Fund | PHINIA INC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	530,000
Current Value	$ 548,793
Investment, Identifier [Axis]: Diversified Bond Fund | PLAINS ALL AMERICAN PIPELINE L | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	286,000
Current Value	$ 287,873
Investment, Identifier [Axis]: Diversified Bond Fund | PLAINS ALL AMERICAN PIPELINE L | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	476,000
Current Value	$ 482,592
Investment, Identifier [Axis]: Diversified Bond Fund | PLANET FITNESS MA 1A A2II 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	914,375
Current Value	$ 867,733
Investment, Identifier [Axis]: Diversified Bond Fund | PNC FINANCIAL SERVICES GROUP I | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	830,000
Current Value	$ 850,422
Investment, Identifier [Axis]: Diversified Bond Fund | POSCO 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	450,000
Current Value	$ 450,238
Investment, Identifier [Axis]: Diversified Bond Fund | PROGRESS RESIDENTI SFR1 A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	274,531
Current Value	$ 274,071
Investment, Identifier [Axis]: Diversified Bond Fund | PROSUS NV 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,050,000
Current Value	$ 1,056,510
Investment, Identifier [Axis]: Diversified Bond Fund | PROSUS NV 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,955,000
Current Value	$ 3,799,112
Investment, Identifier [Axis]: Diversified Bond Fund | PROSUS NV 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,700,000
Current Value	$ 4,276,885
Investment, Identifier [Axis]: Diversified Bond Fund | PROSUS NV 144A | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	450,000
Current Value	$ 431,292
Investment, Identifier [Axis]: Diversified Bond Fund | PROSUS NV 144A | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,975,000
Current Value	$ 1,570,220
Investment, Identifier [Axis]: Diversified Bond Fund | PROSUS NV 144A | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,320,000
Current Value	$ 1,267,972
Investment, Identifier [Axis]: Diversified Bond Fund | PROSUS NV 144A | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,670,000
Current Value	$ 1,116,209
Investment, Identifier [Axis]: Diversified Bond Fund | QNITY ELECTRONICS INC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	619,000
Current Value	$ 632,895
Investment, Identifier [Axis]: Diversified Bond Fund | QUIKRETE 2/25 COV-LITE TLB1 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,025,614
Current Value	$ 1,028,230
Investment, Identifier [Axis]: Diversified Bond Fund | QUIKRETE 2/25 COV-LITE TLB3 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	407,950
Current Value	$ 409,117
Investment, Identifier [Axis]: Diversified Bond Fund | QUIKRETE 3/24 TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	216,440
Current Value	$ 217,160
Investment, Identifier [Axis]: Diversified Bond Fund | RAIZEN FUELS FINANCE SA 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	855,000
Current Value	$ 699,450
Investment, Identifier [Axis]: Diversified Bond Fund | RAIZEN FUELS FINANCE SA 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	610,000
Current Value	$ 465,125
Investment, Identifier [Axis]: Diversified Bond Fund | RENT-A-CENTER/UPBOUND GROUP 8/ | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	710,788
Current Value	$ 714,342
Investment, Identifier [Axis]: Diversified Bond Fund | REPUBLIC OF SOUTH AFRICA 144A | Other Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	880,000
Current Value	$ 944,824
Investment, Identifier [Axis]: Diversified Bond Fund | REPUBLIC OF SOUTH AFRICA GOVER | Other Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,610,000
Current Value	$ 1,626,859
Investment, Identifier [Axis]: Diversified Bond Fund | RIO OIL FINANCE TRUST SER 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	118,833
Current Value	$ 122,279
Investment, Identifier [Axis]: Diversified Bond Fund | RIO OIL FINANCE TRUST SER 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	926,725
Current Value	$ 956,844
Investment, Identifier [Axis]: Diversified Bond Fund | RLGH FINANCE BERMUDA LTD REGS | Other Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,250,000
Current Value	$ 1,326,727
Investment, Identifier [Axis]: Diversified Bond Fund | ROCKET COS INC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	411,000
Current Value	$ 424,978
Investment, Identifier [Axis]: Diversified Bond Fund | ROCKET MORTGAGE LLC / ROC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	770,000
Current Value	$ 731,160
Investment, Identifier [Axis]: Diversified Bond Fund | RTX CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	525,000
Current Value	$ 565,946
Investment, Identifier [Axis]: Diversified Bond Fund | RTX CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	575,000
Current Value	$ 630,349
Investment, Identifier [Axis]: Diversified Bond Fund | SANDISK 2/25 COV-LITE TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	448,500
Current Value	$ 450,743
Investment, Identifier [Axis]: Diversified Bond Fund | SANTANDER HOLDINGS USA INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,491,000
Current Value	$ 1,465,634
Investment, Identifier [Axis]: Diversified Bond Fund | SANTANDER UK GROUP HOLDINGS PL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,055,000
Current Value	$ 2,144,045
Investment, Identifier [Axis]: Diversified Bond Fund | SAUDI ARABIAN OIL CO 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,270,000
Current Value	$ 803,012
Investment, Identifier [Axis]: Diversified Bond Fund | SAUDI GOVERNMENT INTERNAT 144A | Other Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,095,000
Current Value	$ 1,162,093
Investment, Identifier [Axis]: Diversified Bond Fund | SBA COMMUNICATIONS/SBA FINANCE | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,423,833
Current Value	$ 1,429,016
Investment, Identifier [Axis]: Diversified Bond Fund | SCF EQUIPMENT LEASI 1A A3 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	175,000
Current Value	$ 178,370
Investment, Identifier [Axis]: Diversified Bond Fund | SEMPRA INFRASTRUCTURE PAR 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,505,000
Current Value	$ 1,333,789
Investment, Identifier [Axis]: Diversified Bond Fund | SENSATA TECHNOLOGIES INC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	825,000
Current Value	$ 774,250
Investment, Identifier [Axis]: Diversified Bond Fund | SEQUOIA MORTGAGE T CH1 A1 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,862
Current Value	$ 13,956
Investment, Identifier [Axis]: Diversified Bond Fund | SEQUOIA MORTGAGE T CH1 A1 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,898
Current Value	$ 1,805
Investment, Identifier [Axis]: Diversified Bond Fund | SEQUOIA MORTGAGE T CH3 A2 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,243
Current Value	$ 3,223
Investment, Identifier [Axis]: Diversified Bond Fund | SITIOS LATINOAMERICA SAB 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,695,000
Current Value	$ 1,702,765
Investment, Identifier [Axis]: Diversified Bond Fund | SITIOS LATINOAMERICA SAB 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	630,000
Current Value	$ 652,995
Investment, Identifier [Axis]: Diversified Bond Fund | SIXTH STREET LENDING PARTNERS | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	613,000
Current Value	$ 629,828
Investment, Identifier [Axis]: Diversified Bond Fund | SIXTH STREET SPECIALTY LENDING | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	435,000
Current Value	$ 440,241
Investment, Identifier [Axis]: Diversified Bond Fund | SLM STUDENT LOAN T 3A A6A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	201,715
Current Value	$ 200,271
Investment, Identifier [Axis]: Diversified Bond Fund | SLM STUDENT LOAN TR 8A A6 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	384,990
Current Value	$ 382,605
Investment, Identifier [Axis]: Diversified Bond Fund | SLM STUDENT LOAN TRUST 2 9 A7A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	331,518
Current Value	$ 328,966
Investment, Identifier [Axis]: Diversified Bond Fund | SLM STUDENT LOAN TRUST 20 2 A2 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	64,423
Current Value	$ 64,935
Investment, Identifier [Axis]: Diversified Bond Fund | SLM STUDENT LOAN TRUST 201 3 A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	59,968
Current Value	$ 60,586
Investment, Identifier [Axis]: Diversified Bond Fund | SM ENERGY CO 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	520,000
Current Value	$ 544,999
Investment, Identifier [Axis]: Diversified Bond Fund | SM ENERGY CO 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	665,000
Current Value	$ 669,883
Investment, Identifier [Axis]: Diversified Bond Fund | SM ENERGY CO 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	770,000
Current Value	$ 756,963
Investment, Identifier [Axis]: Diversified Bond Fund | SMB PRIVATE EDUCAT A APT2 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	650,765
Current Value	$ 596,185
Investment, Identifier [Axis]: Diversified Bond Fund | SMB PRIVATE EDUCAT A APT2 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	140,697
Current Value	$ 128,897
Investment, Identifier [Axis]: Diversified Bond Fund | SMB PRIVATE EDUCATI A A1A 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,188,745
Current Value	$ 2,228,030
Investment, Identifier [Axis]: Diversified Bond Fund | SMB PRIVATE EDUCATI A A1A 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,824,834
Current Value	$ 1,852,690
Investment, Identifier [Axis]: Diversified Bond Fund | SMB PRIVATE EDUCATI A A1A 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	496,031
Current Value	$ 504,996
Investment, Identifier [Axis]: Diversified Bond Fund | SMB PRIVATE EDUCATI A A2A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	35,066
Current Value	$ 34,926
Investment, Identifier [Axis]: Diversified Bond Fund | SMB PRIVATE EDUCATI B A1A 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,918,917
Current Value	$ 1,935,051
Investment, Identifier [Axis]: Diversified Bond Fund | SMB PRIVATE EDUCATI B A1A 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,150,957
Current Value	$ 1,160,639
Investment, Identifier [Axis]: Diversified Bond Fund | SMB PRIVATE EDUCATI B A2A 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	49,196
Current Value	$ 48,931
Investment, Identifier [Axis]: Diversified Bond Fund | SMB PRIVATE EDUCATI B A2A 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,921
Current Value	$ 4,907
Investment, Identifier [Axis]: Diversified Bond Fund | SMB PRIVATE EDUCATIO C A2 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	440,771
Current Value	$ 437,472
Investment, Identifier [Axis]: Diversified Bond Fund | SMITHFIELD FOODS INC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	110,000
Current Value	$ 101,302
Investment, Identifier [Axis]: Diversified Bond Fund | SOCIEDAD QUIMICA Y MINERA 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	908,000
Current Value	$ 744,055
Investment, Identifier [Axis]: Diversified Bond Fund | SOCIEDAD QUIMICA Y MINERA 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	200,000
Current Value	$ 142,405
Investment, Identifier [Axis]: Diversified Bond Fund | SOCIEDAD QUIMICA Y MINERA 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,840,000
Current Value	$ 1,998,913
Investment, Identifier [Axis]: Diversified Bond Fund | SOCIETE GENERALE SA 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,625,000
Current Value	$ 1,705,402
Investment, Identifier [Axis]: Diversified Bond Fund | SOCIETE GENERALE SA 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,210,000
Current Value	$ 1,215,709
Investment, Identifier [Axis]: Diversified Bond Fund | SOFI PROFESSIONAL A A2FX 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	65,187
Current Value	$ 63,073
Investment, Identifier [Axis]: Diversified Bond Fund | SOUTHERN CALIFORNIA EDISON CO | Other Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	485,000
Current Value	$ 489,041
Investment, Identifier [Axis]: Diversified Bond Fund | SOUTHERN CO/THE | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,800,000
Current Value	$ 1,773,896
Investment, Identifier [Axis]: Diversified Bond Fund | SOUTHERN CO/THE | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,875,000
Current Value	$ 2,873,276
Investment, Identifier [Axis]: Diversified Bond Fund | SOUTHERN CO/THE | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,575,000
Current Value	$ 1,600,477
Investment, Identifier [Axis]: Diversified Bond Fund | SOUTHERN CO/THE | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	575,000
Current Value	$ 585,542
Investment, Identifier [Axis]: Diversified Bond Fund | SRAM 2/25 COV-LITE TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	185,771
Current Value	$ 185,771
Investment, Identifier [Axis]: Diversified Bond Fund | SS&C TECHNOLOGIES 5/24 B8 COV- | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	540,314
Current Value	$ 543,259
Investment, Identifier [Axis]: Diversified Bond Fund | STANDARD CHARTERED PLC 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	200,000
Current Value	$ 185,313
Investment, Identifier [Axis]: Diversified Bond Fund | STANDARD CHARTERED PLC 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,785,000
Current Value	$ 1,649,686
Investment, Identifier [Axis]: Diversified Bond Fund | STANDARD CHARTERED PLC 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	460,000
Current Value	$ 498,166
Investment, Identifier [Axis]: Diversified Bond Fund | STARWOOD PROPERTY TRUST I 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	790,000
Current Value	$ 824,203
Investment, Identifier [Axis]: Diversified Bond Fund | STARWOOD PROPERTY TRUST I 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	708,000
Current Value	$ 713,258
Investment, Identifier [Axis]: Diversified Bond Fund | STARWOOD PROPERTY TRUST I 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,341,000
Current Value	$ 1,358,222
Investment, Identifier [Axis]: Diversified Bond Fund | SUMITOMO MITSUI FINANCIAL GROU | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,130,000
Current Value	$ 1,085,289
Investment, Identifier [Axis]: Diversified Bond Fund | SUNCOKE ENERGY INC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	525,000
Current Value	$ 487,473
Investment, Identifier [Axis]: Diversified Bond Fund | SYMANTEC/NORTONLIFELOCK/GEN DI | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	567,254
Current Value	$ 567,883
Investment, Identifier [Axis]: Diversified Bond Fund | SYNCHRONY FINANCIAL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	610,000
Current Value	$ 625,885
Investment, Identifier [Axis]: Diversified Bond Fund | SYNOPSYS INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,900,000
Current Value	$ 1,941,963
Investment, Identifier [Axis]: Diversified Bond Fund | SYNOPSYS INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	700,000
Current Value	$ 715,674
Investment, Identifier [Axis]: Diversified Bond Fund | T-MOBILE USA INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,360,000
Current Value	$ 3,307,668
Investment, Identifier [Axis]: Diversified Bond Fund | T-MOBILE USA INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,075,000
Current Value	$ 1,072,543
Investment, Identifier [Axis]: Diversified Bond Fund | T-MOBILE USA INC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,000,000
Current Value	$ 975,336
Investment, Identifier [Axis]: Diversified Bond Fund | T-MOBILE USA INC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,000,000
Current Value	$ 957,164
Investment, Identifier [Axis]: Diversified Bond Fund | TARGA RESOURCES CORP | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	430,000
Current Value	$ 441,246
Investment, Identifier [Axis]: Diversified Bond Fund | TAYLOR MORRISON COMMUNITI 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	164,000
Current Value	$ 168,737
Investment, Identifier [Axis]: Diversified Bond Fund | TD SYNNEX CORP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	400,000
Current Value	$ 423,350
Investment, Identifier [Axis]: Diversified Bond Fund | TD SYNNEX CORP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,540,000
Current Value	$ 1,529,435
Investment, Identifier [Axis]: Diversified Bond Fund | TENNESSEE VALLEY AUTH BD | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	322,000
Current Value	$ 287,681
Investment, Identifier [Axis]: Diversified Bond Fund | TEVA PHARMACEUTICAL FINANCE NE | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	444,000
Current Value	$ 438,868
Investment, Identifier [Axis]: Diversified Bond Fund | TEVA PHARMACEUTICAL FINANCE NE | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	215,000
Current Value	$ 225,644
Investment, Identifier [Axis]: Diversified Bond Fund | TEXTAINER MARINE CON 2A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	529,628
Current Value	$ 502,939
Investment, Identifier [Axis]: Diversified Bond Fund | THAIOIL TREASURY CENTER C 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	514,000
Current Value	$ 458,074
Investment, Identifier [Axis]: Diversified Bond Fund | THAIOIL TREASURY CENTER C 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	501,000
Current Value	$ 367,837
Investment, Identifier [Axis]: Diversified Bond Fund | TIME WARNER CABLE LLC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	975,000
Current Value	$ 996,008
Investment, Identifier [Axis]: Diversified Bond Fund | TIME WARNER CABLE LLC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,690,000
Current Value	$ 2,726,709
Investment, Identifier [Axis]: Diversified Bond Fund | TIME WARNER CABLE LLC | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	428,000
Current Value	$ 437,222
Investment, Identifier [Axis]: Diversified Bond Fund | TIME WARNER CABLE LLC | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	102,000
Current Value	$ 103,392
Investment, Identifier [Axis]: Diversified Bond Fund | TIME WARNER CABLE LLC | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	134,000
Current Value	$ 124,395
Investment, Identifier [Axis]: Diversified Bond Fund | TIME WARNER CABLE LLC | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	47,000
Current Value	$ 41,352
Investment, Identifier [Axis]: Diversified Bond Fund | TIME WARNER CABLE LLC | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,465,000
Current Value	$ 1,130,246
Investment, Identifier [Axis]: Diversified Bond Fund | TOORAK MORTGAGE RRTL1 A1 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	330,000
Current Value	$ 331,262
Investment, Identifier [Axis]: Diversified Bond Fund | TOWD POINT MORTGAGE 2 M2 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	304,940
Current Value	$ 295,653
Investment, Identifier [Axis]: Diversified Bond Fund | TOWD POINT MORTGAGE 3 A1 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	139,883
Current Value	$ 137,838
Investment, Identifier [Axis]: Diversified Bond Fund | TOYOTA AUTO RECEIVABLES 2 A A3 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,077,000
Current Value	$ 1,088,588
Investment, Identifier [Axis]: Diversified Bond Fund | TOYOTA AUTO RECEIVABLES 2 C A3 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,843,000
Current Value	$ 1,862,377
Investment, Identifier [Axis]: Diversified Bond Fund | TRANSCANADA TRUST | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,100,000
Current Value	$ 2,102,570
Investment, Identifier [Axis]: Diversified Bond Fund | TRANSCANADA TRUST | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,605,000
Current Value	$ 3,604,491
Investment, Identifier [Axis]: Diversified Bond Fund | TRANSCANADA TRUST | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,620,000
Current Value	$ 1,607,899
Investment, Identifier [Axis]: Diversified Bond Fund | TRANSCONTINENTAL GAS PIPE 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	579,000
Current Value	$ 584,357
Investment, Identifier [Axis]: Diversified Bond Fund | TRANSDIGM 9/25 COV-LITE TLK | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	208,897
Current Value	$ 209,463
Investment, Identifier [Axis]: Diversified Bond Fund | TRANSUNION 6/24 B8 COV-LITE TL | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,344,344
Current Value	$ 1,346,535
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BD PRIN STRIP | U. S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,467,000
Current Value	$ 3,014,402
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BILL | U. S. GOVERNMENT SECURITIES 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,575,000
Current Value	$ 5,528,022
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BILL | U. S. GOVERNMENT SECURITIES 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,747,000
Current Value	$ 4,706,301
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BILL | U. S. GOVERNMENT SECURITIES 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,164,000
Current Value	$ 4,117,829
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,245,000
Current Value	$ 2,979,957
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,461,000
Current Value	$ 3,333,781
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 11
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,632,000
Current Value	$ 8,619,524
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 12
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,765,000
Current Value	$ 3,879,127
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 13
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,742,000
Current Value	$ 5,556,282
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,301,000
Current Value	$ 3,237,559
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 15
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,130,000
Current Value	$ 8,641,836
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 16
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	735,000
Current Value	$ 542,637
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 17
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,680,000
Current Value	$ 8,589,214
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 18
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,695,000
Current Value	$ 14,500,243
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 19
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,665,000
Current Value	$ 8,619,797
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,728,000
Current Value	$ 1,243,350
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 20
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,290,000
Current Value	$ 6,102,243
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 21
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	945,000
Current Value	$ 801,478
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 22
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	17,445,000
Current Value	$ 14,187,010
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 23
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,290,000
Current Value	$ 2,970,510
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 24
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,875,000
Current Value	$ 3,489,014
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 25
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,190,000
Current Value	$ 1,947,132
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,410,000
Current Value	$ 1,280,346
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 27
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,190,000
Current Value	$ 3,097,291
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 28
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,065,000
Current Value	$ 1,902,220
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 29
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,985,000
Current Value	$ 12,301,259
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,908,000
Current Value	$ 5,010,723
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 30
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,606,000
Current Value	$ 3,488,664
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 31
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	892,000
Current Value	$ 880,432
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 32
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,358,000
Current Value	$ 1,399,164
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 33
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,133,000
Current Value	$ 1,118,838
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 34
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,042,000
Current Value	$ 4,878,923
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 35
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	718,000
Current Value	$ 704,201
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,833,000
Current Value	$ 3,114,612
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	30,247,000
Current Value	$ 26,892,655
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,444,000
Current Value	$ 20,380,204
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,949,000
Current Value	$ 9,164,739
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,796,000
Current Value	$ 3,596,117
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY BOND | U. S. GOVERNMENT SECURITIES 9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,199,000
Current Value	$ 11,014,391
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,244,000
Current Value	$ 33,592,023
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,633,000
Current Value	$ 16,523,196
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 11
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	605,000
Current Value	$ 625,773
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 12
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,580,000
Current Value	$ 1,576,605
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 13
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,325,000
Current Value	$ 6,327,718
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,080,000
Current Value	$ 19,903,516
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 15
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,795,000
Current Value	$ 1,787,708
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 16
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,950,000
Current Value	$ 1,984,582
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 17
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,090,000
Current Value	$ 1,108,138
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 18
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,025,000
Current Value	$ 4,090,721
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 19
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,220,000
Current Value	$ 3,336,473
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,890,000
Current Value	$ 3,926,469
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 20
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,995,000
Current Value	$ 2,053,136
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 21
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,910,000
Current Value	$ 4,976,170
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 22
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,095,000
Current Value	$ 22,268,480
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 23
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	23,020,000
Current Value	$ 23,354,509
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 24
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,625,000
Current Value	$ 5,701,245
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 25
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,080,000
Current Value	$ 22,238,700
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,930,000
Current Value	$ 1,946,134
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 27
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,060,000
Current Value	$ 1,068,737
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 28
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,418,000
Current Value	$ 8,474,230
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 29
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,690,000
Current Value	$ 8,771,469
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,269,000
Current Value	$ 10,143,847
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 30
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	445,000
Current Value	$ 446,026
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 31
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,315,000
Current Value	$ 2,312,378
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 32
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,140,000
Current Value	$ 3,131,537
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 33
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,047,000
Current Value	$ 1,045,323
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 34
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,087,700
Current Value	$ 10,057,752
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 35
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	449,000
Current Value	$ 447,527
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 36
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,289,000
Current Value	$ 11,181,402
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 37
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,715,000
Current Value	$ 2,681,911
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 38
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,366,000
Current Value	$ 7,292,340
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 39
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,232,000
Current Value	$ 3,202,458
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,015,000
Current Value	$ 14,017,324
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 40
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,134,000
Current Value	$ 8,111,123
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 41
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,256,000
Current Value	$ 12,210,040
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,892,000
Current Value	$ 13,010,848
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	21,420,000
Current Value	$ 21,697,791
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	670,000
Current Value	$ 652,177
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,247,000
Current Value	$ 6,015,666
Investment, Identifier [Axis]: Diversified Bond Fund | U S TREASURY NOTE | U. S. GOVERNMENT SECURITIES 9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	30,000
Current Value	$ 30,096
Investment, Identifier [Axis]: Diversified Bond Fund | UBS GROUP AG 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	375,000
Current Value	$ 382,838
Investment, Identifier [Axis]: Diversified Bond Fund | UBS GROUP AG 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	950,000
Current Value	$ 1,000,632
Investment, Identifier [Axis]: Diversified Bond Fund | UBS GROUP AG 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	625,000
Current Value	$ 682,893
Investment, Identifier [Axis]: Diversified Bond Fund | UBS GROUP AG 144A | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,300,000
Current Value	$ 3,521,533
Investment, Identifier [Axis]: Diversified Bond Fund | UBS GROUP AG 144A | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	675,000
Current Value	$ 705,342
Investment, Identifier [Axis]: Diversified Bond Fund | ULTRAPAR INTERNATIONAL SA 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,085,000
Current Value	$ 1,083,802
Investment, Identifier [Axis]: Diversified Bond Fund | ULTRAPAR INTERNATIONAL SA 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	432,000
Current Value	$ 431,095
Investment, Identifier [Axis]: Diversified Bond Fund | UNICREDIT SPA 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,770,000
Current Value	$ 2,972,317
Investment, Identifier [Axis]: Diversified Bond Fund | UNICREDIT SPA 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,725,000
Current Value	$ 3,800,750
Investment, Identifier [Axis]: Diversified Bond Fund | UNICREDIT SPA 144A | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,520,000
Current Value	$ 1,506,116
Investment, Identifier [Axis]: Diversified Bond Fund | UNION PACIFIC RAILROAD CO 2006 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,163
Current Value	$ 11,618
Investment, Identifier [Axis]: Diversified Bond Fund | UNION PACIFIC RAILROAD CO 2007 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	54,637
Current Value	$ 57,750
Investment, Identifier [Axis]: Diversified Bond Fund | UNITED AIRLINES 2023-1 CLASS A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	611,096
Current Value	$ 639,338
Investment, Identifier [Axis]: Diversified Bond Fund | UNITED AIRLINES INC 144A | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	155,000
Current Value	$ 154,806
Investment, Identifier [Axis]: Diversified Bond Fund | UNITED AIRLINES INC 144A | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	685,000
Current Value	$ 681,967
Investment, Identifier [Axis]: Diversified Bond Fund | UNITED RENTALS NORTH AMER 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,215,000
Current Value	$ 1,214,079
Investment, Identifier [Axis]: Diversified Bond Fund | UNIV OF VIRGINIA VA UNIV REVEN | Other Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,035,000
Current Value	$ 591,202
Investment, Identifier [Axis]: Diversified Bond Fund | UNUM GROUP | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	135,000
Current Value	$ 141,564
Investment, Identifier [Axis]: Diversified Bond Fund | UNUM GROUP | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	55,000
Current Value	$ 58,431
Investment, Identifier [Axis]: Diversified Bond Fund | URUGUAY GOVERNMENT INTERN 144A | Other Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	30,356,000
Current Value	$ 790,447
Investment, Identifier [Axis]: Diversified Bond Fund | URUGUAY GOVERNMENT INTERN REGS | Other Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,350,000
Current Value	$ 165,349
Investment, Identifier [Axis]: Diversified Bond Fund | URUGUAY GOVERNMENT INTERNATION | Other Securities 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	179,836,774
Current Value	$ 4,731,206
Investment, Identifier [Axis]: Diversified Bond Fund | URUGUAY GOVERNMENT INTERNATION | Other Securities 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	123,810,000
Current Value	$ 3,544,222
Investment, Identifier [Axis]: Diversified Bond Fund | US TREAS-CPI INFLAT | U. S. GOVERNMENT SECURITIES 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,249,725
Current Value	$ 3,320,679
Investment, Identifier [Axis]: Diversified Bond Fund | US TREAS-CPI INFLAT | U. S. GOVERNMENT SECURITIES 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,688,819
Current Value	$ 2,556,551
Investment, Identifier [Axis]: Diversified Bond Fund | VCAT 2025-NPL1 LL NPL1 A1 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	310,002
Current Value	$ 311,114
Investment, Identifier [Axis]: Diversified Bond Fund | VERIZON COMMUNICATIONS INC | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,225,000
Current Value	$ 1,078,289
Investment, Identifier [Axis]: Diversified Bond Fund | VERIZON COMMUNICATIONS INC | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	825,000
Current Value	$ 754,509
Investment, Identifier [Axis]: Diversified Bond Fund | VIATRIS INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	174,000
Current Value	$ 116,380
Investment, Identifier [Axis]: Diversified Bond Fund | VIPER ENERGY PARTNERS LLC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	250,000
Current Value	$ 255,133
Investment, Identifier [Axis]: Diversified Bond Fund | VMWARE LLC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	825,000
Current Value	$ 812,843
Investment, Identifier [Axis]: Diversified Bond Fund | VODAFONE GROUP PLC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,820,000
Current Value	$ 1,927,949
Investment, Identifier [Axis]: Diversified Bond Fund | VOLKSWAGEN AUTO LOAN ENHA 1 A3 | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,908,000
Current Value	$ 3,948,925
Investment, Identifier [Axis]: Diversified Bond Fund | VOLKSWAGEN GROUP OF AMERI 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,615,000
Current Value	$ 3,882,028
Investment, Identifier [Axis]: Diversified Bond Fund | VOLOFIN FINANCE DESI 1A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	535,829
Current Value	$ 546,100
Investment, Identifier [Axis]: Diversified Bond Fund | WARNER MUSIC 9/24 TLB | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	433,000
Current Value	$ 433,948
Investment, Identifier [Axis]: Diversified Bond Fund | WEC ENERGY GROUP INC | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	706,000
Current Value	$ 711,618
Investment, Identifier [Axis]: Diversified Bond Fund | WELLS FARGO & CO | Corporate Bonds 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	900,000
Current Value	$ 907,653
Investment, Identifier [Axis]: Diversified Bond Fund | WELLS FARGO & CO | Corporate Bonds 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,175,000
Current Value	$ 2,241,562
Investment, Identifier [Axis]: Diversified Bond Fund | WELLS FARGO & CO | Corporate Bonds 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,250,000
Current Value	$ 1,271,383
Investment, Identifier [Axis]: Diversified Bond Fund | WELLS FARGO & CO | Corporate Bonds 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	650,000
Current Value	$ 607,489
Investment, Identifier [Axis]: Diversified Bond Fund | WELLS FARGO & CO | Corporate Bonds 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	310,000
Current Value	$ 289,769
Investment, Identifier [Axis]: Diversified Bond Fund | WELLS FARGO & CO | Corporate Bonds 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	330,000
Current Value	$ 314,081
Investment, Identifier [Axis]: Diversified Bond Fund | WELLS FARGO & CO | Corporate Bonds 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	915,000
Current Value	$ 915,099
Investment, Identifier [Axis]: Diversified Bond Fund | WELLS FARGO & CO | Corporate Bonds 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,120,000
Current Value	$ 1,124,512
Investment, Identifier [Axis]: Diversified Bond Fund | WESTLAKE AUTOMOBILE 2A C 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	331,039
Current Value	$ 332,408
Investment, Identifier [Axis]: Diversified Bond Fund | WFRBS COMMERCIAL MOR C4 D 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	182,622
Current Value	$ 179,572
Investment, Identifier [Axis]: Diversified Bond Fund | WHEELS FLEET LEASE F 1A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	407,451
Current Value	$ 410,051
Investment, Identifier [Axis]: Diversified Bond Fund | WILLIS ENGINE STRUCTU A A 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	817,826
Current Value	$ 840,761
Investment, Identifier [Axis]: Diversified Bond Fund | ZAYO ISSUER LLC 2A A2 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,055,000
Current Value	$ 2,103,900
Investment, Identifier [Axis]: Diversified Bond Fund | ZIFF DAVIS INC 144A | Corporate Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,523,000
Current Value	$ 1,446,485
Investment, Identifier [Axis]: EB Temporary Investment Fund II | Common Collective Trust Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,207,938
Current Value	$ 14,207,938
Investment, Identifier [Axis]: EB Temporary Investment Fund II | Common Collective Trust Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,850,343
Current Value	$ 4,850,343
Investment, Identifier [Axis]: Emerging Markets Index Fund | Emerging Markets Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	57,974,987
Current Value	$ 826,086,925
Investment, Identifier [Axis]: Inflation-Protected Bond Fund | Vanguard Inflation-Protected Securities Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,505,096
Current Value	$ 120,289,057
Investment, Identifier [Axis]: International Equity Fund | ALLSPRING EMRG MRK EQ-R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,719,521
Current Value	$ 198,124,193
Investment, Identifier [Axis]: International Equity Fund | Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ (1,971)
Investment, Identifier [Axis]: International Equity Fund | EUPAC FUND-R-6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,407,346
Current Value	$ 448,736,991
Investment, Identifier [Axis]: International Equity Fund | FIRST EAGLE OVERSEAS-R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,501,298
Current Value	$ 485,345,653
Investment, Identifier [Axis]: International Equity Fund | HARTFORD INTL VAL-R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,644,685
Current Value	$ 388,613,967
Investment, Identifier [Axis]: International Equity Fund | VANGUARD INTL GROWTH-ADM | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,768,926
Current Value	$ 429,619,866
Investment, Identifier [Axis]: International Equity Index Fund | Vanguard International Growth Fund Admiral Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	171,256,559
Current Value	$ 3,569,802,207
Investment, Identifier [Axis]: Large Cap Core Fund | ABBOTT LABORATORIES | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	98,439
Current Value	$ 12,333,422
Investment, Identifier [Axis]: Large Cap Core Fund | ABBOTT LABORATORIES | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	52,170
Current Value	$ 6,536,379
Investment, Identifier [Axis]: Large Cap Core Fund | ADVANCED MICRO DEVICES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	45,978
Current Value	$ 9,846,648
Investment, Identifier [Axis]: Large Cap Core Fund | ADYEN NV | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	103,597
Current Value	$ 1,654,444
Investment, Identifier [Axis]: Large Cap Core Fund | AECOM | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	88,376
Current Value	$ 8,424,884
Investment, Identifier [Axis]: Large Cap Core Fund | AES CORP/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,652,188
Current Value	$ 38,032,376
Investment, Identifier [Axis]: Large Cap Core Fund | AGILENT TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	23,875
Current Value	$ 3,248,671
Investment, Identifier [Axis]: Large Cap Core Fund | AIR PRODUCTS AND CHEMICALS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	32,665
Current Value	$ 8,068,908
Investment, Identifier [Axis]: Large Cap Core Fund | AIRBNB INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,464
Current Value	$ 1,420,174
Investment, Identifier [Axis]: Large Cap Core Fund | ALPHABET INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	195,258
Current Value	$ 61,115,754
Investment, Identifier [Axis]: Large Cap Core Fund | ALPHABET INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	45,243
Current Value	$ 14,161,059
Investment, Identifier [Axis]: Large Cap Core Fund | ALPHABET INC | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	75,326
Current Value	$ 23,577,038
Investment, Identifier [Axis]: Large Cap Core Fund | ALPHABET INC | Common Stock 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	252,178
Current Value	$ 78,931,714
Investment, Identifier [Axis]: Large Cap Core Fund | ALPHABET INC | Common Stock 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	167,509
Current Value	$ 52,564,324
Investment, Identifier [Axis]: Large Cap Core Fund | ALPHABET INC | Common Stock 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	80,801
Current Value	$ 25,355,354
Investment, Identifier [Axis]: Large Cap Core Fund | AMAZON.COM INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	207,278
Current Value	$ 47,843,908
Investment, Identifier [Axis]: Large Cap Core Fund | AMAZON.COM INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	274,770
Current Value	$ 63,422,411
Investment, Identifier [Axis]: Large Cap Core Fund | AMAZON.COM INC | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	264,311
Current Value	$ 61,008,265
Investment, Identifier [Axis]: Large Cap Core Fund | AMERICAN EXPRESS CO | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	32,878
Current Value	$ 12,163,216
Investment, Identifier [Axis]: Large Cap Core Fund | AMERICAN EXPRESS CO | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,209
Current Value	$ 3,406,870
Investment, Identifier [Axis]: Large Cap Core Fund | AMERICAN INTERNATIONAL GROUP I | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	77,933
Current Value	$ 6,667,168
Investment, Identifier [Axis]: Large Cap Core Fund | AMERICAN INTERNATIONAL GROUP I | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	328,629
Current Value	$ 28,114,211
Investment, Identifier [Axis]: Large Cap Core Fund | AMERICAN TOWER CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	36,420
Current Value	$ 6,394,259
Investment, Identifier [Axis]: Large Cap Core Fund | AMERICAN TOWER CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	226,891
Current Value	$ 39,835,253
Investment, Identifier [Axis]: Large Cap Core Fund | AMPHENOL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	129,585
Current Value	$ 17,512,117
Investment, Identifier [Axis]: Large Cap Core Fund | APPLE INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	237,794
Current Value	$ 64,646,677
Investment, Identifier [Axis]: Large Cap Core Fund | APPLE INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	314,740
Current Value	$ 85,565,216
Investment, Identifier [Axis]: Large Cap Core Fund | APPLE INC | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	261,580
Current Value	$ 71,113,139
Investment, Identifier [Axis]: Large Cap Core Fund | APPLIED MATERIALS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	114,496
Current Value	$ 29,424,327
Investment, Identifier [Axis]: Large Cap Core Fund | APPLOVIN CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,077
Current Value	$ 10,833,004
Investment, Identifier [Axis]: Large Cap Core Fund | APPLOVIN CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,354
Current Value	$ 2,933,812
Investment, Identifier [Axis]: Large Cap Core Fund | APTIV PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	57,725
Current Value	$ 4,392,295
Investment, Identifier [Axis]: Large Cap Core Fund | ARES MANAGEMENT CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	39,026
Current Value	$ 6,307,772
Investment, Identifier [Axis]: Large Cap Core Fund | ARISTA NETWORKS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	48,084
Current Value	$ 6,300,447
Investment, Identifier [Axis]: Large Cap Core Fund | ARTHUR J GALLAGHER & CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,744
Current Value	$ 7,179,870
Investment, Identifier [Axis]: Large Cap Core Fund | ASML HOLDING NV | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,206
Current Value	$ 7,709,411
Investment, Identifier [Axis]: Large Cap Core Fund | ATMOS ENERGY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	40,792
Current Value	$ 6,837,963
Investment, Identifier [Axis]: Large Cap Core Fund | AUTODESK INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	46,235
Current Value	$ 13,686,022
Investment, Identifier [Axis]: Large Cap Core Fund | AUTOZONE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,098
Current Value	$ 7,115,367
Investment, Identifier [Axis]: Large Cap Core Fund | AVANTOR INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	816,410
Current Value	$ 9,356,059
Investment, Identifier [Axis]: Large Cap Core Fund | AXALTA COATING SYSTEMS LTD | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	378,768
Current Value	$ 12,237,994
Investment, Identifier [Axis]: Large Cap Core Fund | AXON ENTERPRISE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,489
Current Value	$ 1,413,578
Investment, Identifier [Axis]: Large Cap Core Fund | BANK OF AMERICA CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	589,882
Current Value	$ 32,443,510
Investment, Identifier [Axis]: Large Cap Core Fund | BANK OF AMERICA CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	306,517
Current Value	$ 16,858,435
Investment, Identifier [Axis]: Large Cap Core Fund | BARRICK MINING CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	674,644
Current Value	$ 29,380,746
Investment, Identifier [Axis]: Large Cap Core Fund | BERKSHIRE HATHAWAY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,691
Current Value	$ 16,934,781
Investment, Identifier [Axis]: Large Cap Core Fund | BJ'S WHOLESALE CLUB HOLDINGS I | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	93,530
Current Value	$ 8,420,506
Investment, Identifier [Axis]: Large Cap Core Fund | BOEING CO/THE | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	184,316
Current Value	$ 40,018,690
Investment, Identifier [Axis]: Large Cap Core Fund | BOEING CO/THE | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	39,917
Current Value	$ 8,666,779
Investment, Identifier [Axis]: Large Cap Core Fund | BOOKING HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,645
Current Value	$ 8,809,518
Investment, Identifier [Axis]: Large Cap Core Fund | BOSTON SCIENTIFIC CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	98,946
Current Value	$ 9,434,501
Investment, Identifier [Axis]: Large Cap Core Fund | BRISTOL-MYERS SQUIBB CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	509,615
Current Value	$ 27,488,633
Investment, Identifier [Axis]: Large Cap Core Fund | BROADCOM INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	136,605
Current Value	$ 47,278,991
Investment, Identifier [Axis]: Large Cap Core Fund | BROADCOM INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	78,264
Current Value	$ 27,087,170
Investment, Identifier [Axis]: Large Cap Core Fund | BROADCOM INC | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	92,660
Current Value	$ 32,069,626
Investment, Identifier [Axis]: Large Cap Core Fund | BUILDERS FIRSTSOURCE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	37,733
Current Value	$ 3,882,348
Investment, Identifier [Axis]: Large Cap Core Fund | BWX TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	24,350
Current Value	$ 4,208,654
Investment, Identifier [Axis]: Large Cap Core Fund | CACI INTERNATIONAL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	17,159
Current Value	$ 9,142,487
Investment, Identifier [Axis]: Large Cap Core Fund | CADENCE DESIGN SYSTEMS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	34,203
Current Value	$ 10,691,174
Investment, Identifier [Axis]: Large Cap Core Fund | CAPITAL ONE FINANCIAL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	53,150
Current Value	$ 12,881,434
Investment, Identifier [Axis]: Large Cap Core Fund | CARNIVAL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	482,771
Current Value	$ 14,743,826
Investment, Identifier [Axis]: Large Cap Core Fund | CARVANA CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	89,172
Current Value	$ 37,632,367
Investment, Identifier [Axis]: Large Cap Core Fund | CATERPILLAR INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,594
Current Value	$ 12,943,425
Investment, Identifier [Axis]: Large Cap Core Fund | CATERPILLAR INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	38,590
Current Value	$ 22,107,053
Investment, Identifier [Axis]: Large Cap Core Fund | CATERPILLAR INC | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,202
Current Value	$ 4,698,680
Investment, Identifier [Axis]: Large Cap Core Fund | CBRE GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,439
Current Value	$ 4,090,337
Investment, Identifier [Axis]: Large Cap Core Fund | CENTENE CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	642,524
Current Value	$ 26,439,863
Investment, Identifier [Axis]: Large Cap Core Fund | CENTERPOINT ENERGY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	278,873
Current Value	$ 10,691,991
Investment, Identifier [Axis]: Large Cap Core Fund | CHARLES SCHWAB CORP/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	29,194
Current Value	$ 2,916,773
Investment, Identifier [Axis]: Large Cap Core Fund | CHENIERE ENERGY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	30,778
Current Value	$ 5,982,935
Investment, Identifier [Axis]: Large Cap Core Fund | CHEVRON CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	175,585
Current Value	$ 26,760,910
Investment, Identifier [Axis]: Large Cap Core Fund | CHEVRON CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	83,609
Current Value	$ 12,742,848
Investment, Identifier [Axis]: Large Cap Core Fund | CHIPOTLE MEXICAN GRILL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	113,398
Current Value	$ 4,195,726
Investment, Identifier [Axis]: Large Cap Core Fund | CHUBB LTD | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	26,973
Current Value	$ 8,418,813
Investment, Identifier [Axis]: Large Cap Core Fund | CHUBB LTD | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	26,802
Current Value	$ 8,365,440
Investment, Identifier [Axis]: Large Cap Core Fund | CHUBB LTD | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,345
Current Value	$ 8,534,921
Investment, Identifier [Axis]: Large Cap Core Fund | CIGNA GROUP/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	121,598
Current Value	$ 33,467,418
Investment, Identifier [Axis]: Large Cap Core Fund | CINTAS CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,449
Current Value	$ 1,965,143
Investment, Identifier [Axis]: Large Cap Core Fund | CITIGROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	296,891
Current Value	$ 34,644,211
Investment, Identifier [Axis]: Large Cap Core Fund | COGNIZANT TECHNOLOGY SOLUTIONS | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	102,217
Current Value	$ 8,484,011
Investment, Identifier [Axis]: Large Cap Core Fund | COHERENT CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	59,511
Current Value	$ 10,983,945
Investment, Identifier [Axis]: Large Cap Core Fund | COLGATE-PALMOLIVE CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	32,730
Current Value	$ 2,586,325
Investment, Identifier [Axis]: Large Cap Core Fund | CONSTELLATION BRANDS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	262,293
Current Value	$ 36,185,942
Investment, Identifier [Axis]: Large Cap Core Fund | CONSTELLATION ENERGY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,757
Current Value	$ 5,213,205
Investment, Identifier [Axis]: Large Cap Core Fund | CORNING INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	86,106
Current Value	$ 7,539,441
Investment, Identifier [Axis]: Large Cap Core Fund | CORNING INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	342,344
Current Value	$ 29,975,641
Investment, Identifier [Axis]: Large Cap Core Fund | COSTAR GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,200
Current Value	$ 1,694,448
Investment, Identifier [Axis]: Large Cap Core Fund | CRH PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	67,808
Current Value	$ 8,462,438
Investment, Identifier [Axis]: Large Cap Core Fund | CROWDSTRIKE HOLDINGS INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,985
Current Value	$ 3,743,049
Investment, Identifier [Axis]: Large Cap Core Fund | CROWDSTRIKE HOLDINGS INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,835
Current Value	$ 4,141,495
Investment, Identifier [Axis]: Large Cap Core Fund | CSX CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	627,621
Current Value	$ 22,751,261
Investment, Identifier [Axis]: Large Cap Core Fund | CUMMINS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,538
Current Value	$ 4,868,672
Investment, Identifier [Axis]: Large Cap Core Fund | CURTISS-WRIGHT CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,911
Current Value	$ 2,156,017
Investment, Identifier [Axis]: Large Cap Core Fund | DANAHER CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,438
Current Value	$ 5,136,507
Investment, Identifier [Axis]: Large Cap Core Fund | DANAHER CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	48,699
Current Value	$ 11,148,175
Investment, Identifier [Axis]: Large Cap Core Fund | DATADOG INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,327
Current Value	$ 2,764,269
Investment, Identifier [Axis]: Large Cap Core Fund | DATADOG INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,621
Current Value	$ 1,444,350
Investment, Identifier [Axis]: Large Cap Core Fund | DIAMONDBACK ENERGY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	26,594
Current Value	$ 3,997,876
Investment, Identifier [Axis]: Large Cap Core Fund | DOMINION ENERGY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	145,094
Current Value	$ 8,501,057
Investment, Identifier [Axis]: Large Cap Core Fund | DOORDASH INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,561
Current Value	$ 4,430,175
Investment, Identifier [Axis]: Large Cap Core Fund | DUPONT DE NEMOURS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	173,307
Current Value	$ 6,966,941
Investment, Identifier [Axis]: Large Cap Core Fund | EATON CORP PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,873
Current Value	$ 3,781,669
Investment, Identifier [Axis]: Large Cap Core Fund | EB TEMP INV FD | Common Collective Trust Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	18,390,994
Current Value	$ 18,390,994
Investment, Identifier [Axis]: Large Cap Core Fund | EB TEMP INV FD | Common Collective Trust Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,141,414
Current Value	$ 4,141,414
Investment, Identifier [Axis]: Large Cap Core Fund | EB TEMP INV FD | Common Collective Trust Fund 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,917,293
Current Value	$ 13,917,293
Investment, Identifier [Axis]: Large Cap Core Fund | EB TEMP INV FD | Common Collective Trust Fund 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,860,862
Current Value	$ 6,860,862
Investment, Identifier [Axis]: Large Cap Core Fund | EB TEMP INV FD | Common Collective Trust Fund 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,894,465
Current Value	$ 1,894,465
Investment, Identifier [Axis]: Large Cap Core Fund | EDWARDS LIFESCIENCES CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	90,454
Current Value	$ 7,711,204
Investment, Identifier [Axis]: Large Cap Core Fund | ELANCO ANIMAL HEALTH INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	343,354
Current Value	$ 7,770,101
Investment, Identifier [Axis]: Large Cap Core Fund | ELEVANCE HEALTH INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,465
Current Value	$ 5,070,706
Investment, Identifier [Axis]: Large Cap Core Fund | ELI LILLY & CO | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,719
Current Value	$ 22,266,295
Investment, Identifier [Axis]: Large Cap Core Fund | ELI LILLY & CO | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,737
Current Value	$ 29,808,399
Investment, Identifier [Axis]: Large Cap Core Fund | EMERSON ELECTRIC CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	46,609
Current Value	$ 6,185,946
Investment, Identifier [Axis]: Large Cap Core Fund | ENBRIDGE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	142,479
Current Value	$ 6,814,771
Investment, Identifier [Axis]: Large Cap Core Fund | ENTEGRIS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	118,752
Current Value	$ 10,004,856
Investment, Identifier [Axis]: Large Cap Core Fund | ENTERGY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	113,734
Current Value	$ 10,512,434
Investment, Identifier [Axis]: Large Cap Core Fund | EPAM SYSTEMS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	163,837
Current Value	$ 33,566,925
Investment, Identifier [Axis]: Large Cap Core Fund | EVERUS CONSTRUCTION GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	111,421
Current Value	$ 9,533,181
Investment, Identifier [Axis]: Large Cap Core Fund | EXPAND ENERGY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	36,021
Current Value	$ 3,975,278
Investment, Identifier [Axis]: Large Cap Core Fund | EXXON MOBIL CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	112,149
Current Value	$ 13,496,011
Investment, Identifier [Axis]: Large Cap Core Fund | EXXON MOBIL CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	133,061
Current Value	$ 16,012,561
Investment, Identifier [Axis]: Large Cap Core Fund | FERGUSON ENTERPRISES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,030
Current Value	$ 6,017,689
Investment, Identifier [Axis]: Large Cap Core Fund | FIDELITY NATIONAL INFORMATION | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	162,930
Current Value	$ 10,828,328
Investment, Identifier [Axis]: Large Cap Core Fund | FIGMA INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,349
Current Value	$ 50,412
Investment, Identifier [Axis]: Large Cap Core Fund | FORTIVE CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	103,557
Current Value	$ 5,717,382
Investment, Identifier [Axis]: Large Cap Core Fund | FREEPORT-MCMORAN INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	867,822
Current Value	$ 44,076,679
Investment, Identifier [Axis]: Large Cap Core Fund | FTAI AVIATION LTD | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	43,165
Current Value	$ 8,497,030
Investment, Identifier [Axis]: Large Cap Core Fund | GE AEROSPACE | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	46,829
Current Value	$ 14,424,737
Investment, Identifier [Axis]: Large Cap Core Fund | GE AEROSPACE | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	38,451
Current Value	$ 11,844,062
Investment, Identifier [Axis]: Large Cap Core Fund | GE AEROSPACE | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	55,689
Current Value	$ 17,153,883
Investment, Identifier [Axis]: Large Cap Core Fund | GE HEALTHCARE TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	128,627
Current Value	$ 10,549,987
Investment, Identifier [Axis]: Large Cap Core Fund | GE VERNOVA INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,837
Current Value	$ 6,429,168
Investment, Identifier [Axis]: Large Cap Core Fund | GE VERNOVA INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,576
Current Value	$ 6,258,586
Investment, Identifier [Axis]: Large Cap Core Fund | GE VERNOVA INC | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	24,723
Current Value	$ 16,158,211
Investment, Identifier [Axis]: Large Cap Core Fund | GILEAD SCIENCES INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	39,483
Current Value	$ 4,846,143
Investment, Identifier [Axis]: Large Cap Core Fund | GILEAD SCIENCES INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	74,069
Current Value	$ 9,091,229
Investment, Identifier [Axis]: Large Cap Core Fund | GOLDMAN SACHS GROUP INC/THE | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,039
Current Value	$ 6,187,281
Investment, Identifier [Axis]: Large Cap Core Fund | GOLDMAN SACHS GROUP INC/THE | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,345
Current Value	$ 3,819,255
Investment, Identifier [Axis]: Large Cap Core Fund | GOLDMAN SACHS GROUP INC/THE | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,124
Current Value	$ 12,414,996
Investment, Identifier [Axis]: Large Cap Core Fund | GUIDEWIRE SOFTWARE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,789
Current Value	$ 4,580,817
Investment, Identifier [Axis]: Large Cap Core Fund | HEWLETT PACKARD ENTERPRISE CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	231,199
Current Value	$ 5,553,400
Investment, Identifier [Axis]: Large Cap Core Fund | HILTON WORLDWIDE HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,675
Current Value	$ 9,673,144
Investment, Identifier [Axis]: Large Cap Core Fund | HOWMET AEROSPACE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	71,750
Current Value	$ 14,710,185
Investment, Identifier [Axis]: Large Cap Core Fund | HUMANA INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	122,637
Current Value	$ 31,411,015
Investment, Identifier [Axis]: Large Cap Core Fund | INTERCONTINENTAL EXCHANGE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	61,079
Current Value	$ 9,892,355
Investment, Identifier [Axis]: Large Cap Core Fund | INTUIT INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,692
Current Value	$ 7,745,015
Investment, Identifier [Axis]: Large Cap Core Fund | INTUIT INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,509
Current Value	$ 3,649,272
Investment, Identifier [Axis]: Large Cap Core Fund | INTUITIVE SURGICAL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	23,691
Current Value	$ 13,417,635
Investment, Identifier [Axis]: Large Cap Core Fund | ITT INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	28,190
Current Value	$ 4,891,247
Investment, Identifier [Axis]: Large Cap Core Fund | JB HUNT TRANSPORT SERVICES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	32,813
Current Value	$ 6,376,878
Investment, Identifier [Axis]: Large Cap Core Fund | JEFFERIES FINANCIAL GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	127,169
Current Value	$ 7,880,663
Investment, Identifier [Axis]: Large Cap Core Fund | JOHNSON CONTROLS INTERNATIONAL | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	125,816
Current Value	$ 15,066,466
Investment, Identifier [Axis]: Large Cap Core Fund | JPMORGAN CHASE & CO | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	70,496
Current Value	$ 22,715,221
Investment, Identifier [Axis]: Large Cap Core Fund | JPMORGAN CHASE & CO | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	92,728
Current Value	$ 29,878,816
Investment, Identifier [Axis]: Large Cap Core Fund | KEURIG DR PEPPER INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	406,427
Current Value	$ 11,384,020
Investment, Identifier [Axis]: Large Cap Core Fund | KKR & CO INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	110,591
Current Value	$ 14,098,141
Investment, Identifier [Axis]: Large Cap Core Fund | KKR & CO INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	68,980
Current Value	$ 8,793,570
Investment, Identifier [Axis]: Large Cap Core Fund | KLA CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,881
Current Value	$ 7,145,885
Investment, Identifier [Axis]: Large Cap Core Fund | KLA CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,085
Current Value	$ 11,039,002
Investment, Identifier [Axis]: Large Cap Core Fund | KLARNA GROUP PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	104,779
Current Value	$ 3,029,161
Investment, Identifier [Axis]: Large Cap Core Fund | KNIFE RIVER CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	100,101
Current Value	$ 7,042,105
Investment, Identifier [Axis]: Large Cap Core Fund | LENNAR CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	57,476
Current Value	$ 5,908,533
Investment, Identifier [Axis]: Large Cap Core Fund | LIBERTY MEDIA CORP-LIBERTY FOR | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	69,568
Current Value	$ 6,853,144
Investment, Identifier [Axis]: Large Cap Core Fund | LINDE PLC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,272
Current Value	$ 4,379,878
Investment, Identifier [Axis]: Large Cap Core Fund | LINDE PLC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	21,376
Current Value	$ 9,114,513
Investment, Identifier [Axis]: Large Cap Core Fund | LINDE PLC | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,444
Current Value	$ 2,747,657
Investment, Identifier [Axis]: Large Cap Core Fund | LITTELFUSE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	36,869
Current Value	$ 9,324,907
Investment, Identifier [Axis]: Large Cap Core Fund | LOWE'S COS INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	37,864
Current Value	$ 9,131,282
Investment, Identifier [Axis]: Large Cap Core Fund | LOWE'S COS INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	151,413
Current Value	$ 36,514,759
Investment, Identifier [Axis]: Large Cap Core Fund | LPL FINANCIAL HOLDINGS INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,111
Current Value	$ 5,754,366
Investment, Identifier [Axis]: Large Cap Core Fund | LPL FINANCIAL HOLDINGS INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	18,562
Current Value	$ 6,629,790
Investment, Identifier [Axis]: Large Cap Core Fund | MAGNUM ICE CREAM CO NV/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	23,360
Current Value	$ 370,250
Investment, Identifier [Axis]: Large Cap Core Fund | MARATHON PETROLEUM CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	113,387
Current Value	$ 18,440,128
Investment, Identifier [Axis]: Large Cap Core Fund | MARRIOTT INTERNATIONAL INC/MD | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	32,694
Current Value	$ 10,142,987
Investment, Identifier [Axis]: Large Cap Core Fund | MARSH & MCLENNAN COS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,746
Current Value	$ 2,735,678
Investment, Identifier [Axis]: Large Cap Core Fund | MASTERCARD INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	32,424
Current Value	$ 18,510,213
Investment, Identifier [Axis]: Large Cap Core Fund | MASTERCARD INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	37,603
Current Value	$ 21,466,801
Investment, Identifier [Axis]: Large Cap Core Fund | MASTERCARD INC | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	55,795
Current Value	$ 31,852,250
Investment, Identifier [Axis]: Large Cap Core Fund | MCCORMICK & CO INC/MD | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	92,838
Current Value	$ 6,323,196
Investment, Identifier [Axis]: Large Cap Core Fund | MDU RESOURCES GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	546,833
Current Value	$ 10,674,180
Investment, Identifier [Axis]: Large Cap Core Fund | MEDLINE INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,443
Current Value	$ 816,606
Investment, Identifier [Axis]: Large Cap Core Fund | MEDLINE INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	59,736
Current Value	$ 2,508,912
Investment, Identifier [Axis]: Large Cap Core Fund | MEDTRONIC PLC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	126,572
Current Value	$ 12,158,506
Investment, Identifier [Axis]: Large Cap Core Fund | MEDTRONIC PLC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	93,295
Current Value	$ 8,961,918
Investment, Identifier [Axis]: Large Cap Core Fund | MERCK & CO INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	143,696
Current Value	$ 15,125,441
Investment, Identifier [Axis]: Large Cap Core Fund | MERCK & CO INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	94,875
Current Value	$ 9,986,543
Investment, Identifier [Axis]: Large Cap Core Fund | META PLATFORMS INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	40,407
Current Value	$ 26,672,257
Investment, Identifier [Axis]: Large Cap Core Fund | META PLATFORMS INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	46,359
Current Value	$ 30,601,112
Investment, Identifier [Axis]: Large Cap Core Fund | META PLATFORMS INC | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	72,002
Current Value	$ 47,527,800
Investment, Identifier [Axis]: Large Cap Core Fund | METLIFE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	256,503
Current Value	$ 20,248,347
Investment, Identifier [Axis]: Large Cap Core Fund | MICROCHIP TECHNOLOGY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	147,998
Current Value	$ 9,430,433
Investment, Identifier [Axis]: Large Cap Core Fund | MICROSOFT CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	139,151
Current Value	$ 67,296,207
Investment, Identifier [Axis]: Large Cap Core Fund | MICROSOFT CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	232,242
Current Value	$ 112,316,876
Investment, Identifier [Axis]: Large Cap Core Fund | MICROSOFT CORP | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	241,025
Current Value	$ 116,564,511
Investment, Identifier [Axis]: Large Cap Core Fund | MID-AMERICA APARTMENT COMMUNIT | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,844
Current Value	$ 4,701,270
Investment, Identifier [Axis]: Large Cap Core Fund | MONDELEZ INTERNATIONAL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,117
Current Value	$ 1,459,708
Investment, Identifier [Axis]: Large Cap Core Fund | MONGODB INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,136
Current Value	$ 2,155,528
Investment, Identifier [Axis]: Large Cap Core Fund | MONOLITHIC POWER SYSTEMS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,078
Current Value	$ 4,602,496
Investment, Identifier [Axis]: Large Cap Core Fund | MONSTER BEVERAGE CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	60,216
Current Value	$ 4,616,761
Investment, Identifier [Axis]: Large Cap Core Fund | MONSTER BEVERAGE CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	88,127
Current Value	$ 6,756,697
Investment, Identifier [Axis]: Large Cap Core Fund | MOODY'S CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,127
Current Value	$ 5,173,378
Investment, Identifier [Axis]: Large Cap Core Fund | MOODY'S CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,600
Current Value	$ 2,860,760
Investment, Identifier [Axis]: Large Cap Core Fund | MORGAN STANLEY | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	24,018
Current Value	$ 4,263,916
Investment, Identifier [Axis]: Large Cap Core Fund | MORGAN STANLEY | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	194,791
Current Value	$ 34,581,246
Investment, Identifier [Axis]: Large Cap Core Fund | NASDAQ INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	102,967
Current Value	$ 10,001,185
Investment, Identifier [Axis]: Large Cap Core Fund | NASDAQ INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	98,857
Current Value	$ 9,601,980
Investment, Identifier [Axis]: Large Cap Core Fund | NETFLIX INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	202,330
Current Value	$ 18,970,461
Investment, Identifier [Axis]: Large Cap Core Fund | NETFLIX INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	101,441
Current Value	$ 9,511,108
Investment, Identifier [Axis]: Large Cap Core Fund | NETFLIX INC | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	121,690
Current Value	$ 11,409,654
Investment, Identifier [Axis]: Large Cap Core Fund | NVIDIA CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	708,684
Current Value	$ 132,169,566
Investment, Identifier [Axis]: Large Cap Core Fund | NVIDIA CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	437,789
Current Value	$ 81,647,649
Investment, Identifier [Axis]: Large Cap Core Fund | NVIDIA CORP | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	720,885
Current Value	$ 134,445,053
Investment, Identifier [Axis]: Large Cap Core Fund | O'REILLY AUTOMOTIVE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	55,075
Current Value	$ 5,023,391
Investment, Identifier [Axis]: Large Cap Core Fund | OLD DOMINION FREIGHT LINE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,640
Current Value	$ 1,825,152
Investment, Identifier [Axis]: Large Cap Core Fund | ORACLE CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	50,351
Current Value	$ 9,813,913
Investment, Identifier [Axis]: Large Cap Core Fund | ORACLE CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	51,916
Current Value	$ 10,118,948
Investment, Identifier [Axis]: Large Cap Core Fund | ORACLE CORP | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	41,544
Current Value	$ 8,097,341
Investment, Identifier [Axis]: Large Cap Core Fund | PALANTIR TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,909
Current Value	$ 3,005,575
Investment, Identifier [Axis]: Large Cap Core Fund | PARKER-HANNIFIN CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,909
Current Value	$ 6,951,695
Investment, Identifier [Axis]: Large Cap Core Fund | PERMIAN RESOURCES CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	276,232
Current Value	$ 3,875,535
Investment, Identifier [Axis]: Large Cap Core Fund | PG&E CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	652,094
Current Value	$ 10,479,151
Investment, Identifier [Axis]: Large Cap Core Fund | PG&E CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,221,325
Current Value	$ 35,696,693
Investment, Identifier [Axis]: Large Cap Core Fund | PHILIP MORRIS INTERNATIONAL IN | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	218,859
Current Value	$ 35,104,984
Investment, Identifier [Axis]: Large Cap Core Fund | PHILIP MORRIS INTERNATIONAL IN | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	47,603
Current Value	$ 7,635,521
Investment, Identifier [Axis]: Large Cap Core Fund | PHILLIPS 66 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	70,629
Current Value	$ 9,113,966
Investment, Identifier [Axis]: Large Cap Core Fund | PINNACLE WEST CAPITAL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	107,797
Current Value	$ 9,561,594
Investment, Identifier [Axis]: Large Cap Core Fund | PLAINS GP HOLDINGS LP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	243,429
Current Value	$ 4,659,231
Investment, Identifier [Axis]: Large Cap Core Fund | POOL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,917
Current Value	$ 6,386,014
Investment, Identifier [Axis]: Large Cap Core Fund | PROCTER & GAMBLE CO/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,157
Current Value	$ 2,172,150
Investment, Identifier [Axis]: Large Cap Core Fund | PROLOGIS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	88,483
Current Value	$ 11,295,740
Investment, Identifier [Axis]: Large Cap Core Fund | PROSPERITY BANCSHARES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	100,138
Current Value	$ 6,920,537
Investment, Identifier [Axis]: Large Cap Core Fund | PTC INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	35,258
Current Value	$ 6,142,296
Investment, Identifier [Axis]: Large Cap Core Fund | PUBLIC STORAGE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,652
Current Value	$ 7,175,694
Investment, Identifier [Axis]: Large Cap Core Fund | QNITY ELECTRONICS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	75,973
Current Value	$ 6,203,195
Investment, Identifier [Axis]: Large Cap Core Fund | QUALCOMM INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	158,560
Current Value	$ 27,121,688
Investment, Identifier [Axis]: Large Cap Core Fund | QUALCOMM INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	64,817
Current Value	$ 11,086,948
Investment, Identifier [Axis]: Large Cap Core Fund | REPUBLIC SERVICES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,683
Current Value	$ 4,171,418
Investment, Identifier [Axis]: Large Cap Core Fund | ROPER TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,490
Current Value	$ 3,334,024
Investment, Identifier [Axis]: Large Cap Core Fund | ROSS STORES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,329
Current Value	$ 4,022,346
Investment, Identifier [Axis]: Large Cap Core Fund | RTX CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	51,729
Current Value	$ 9,487,099
Investment, Identifier [Axis]: Large Cap Core Fund | RTX CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	178,728
Current Value	$ 32,778,715
Investment, Identifier [Axis]: Large Cap Core Fund | SALESFORCE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	153,693
Current Value	$ 40,714,813
Investment, Identifier [Axis]: Large Cap Core Fund | SANOFI SA | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	203,474
Current Value	$ 9,860,350
Investment, Identifier [Axis]: Large Cap Core Fund | SAP SE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,733
Current Value	$ 3,578,793
Investment, Identifier [Axis]: Large Cap Core Fund | SEA LTD | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	34,223
Current Value	$ 4,365,828
Investment, Identifier [Axis]: Large Cap Core Fund | SEAGATE TECHNOLOGY HOLDINGS PL | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,933
Current Value	$ 2,735,449
Investment, Identifier [Axis]: Large Cap Core Fund | SERVICENOW INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	90,016
Current Value	$ 13,789,551
Investment, Identifier [Axis]: Large Cap Core Fund | SERVICENOW INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	18,537
Current Value	$ 2,839,683
Investment, Identifier [Axis]: Large Cap Core Fund | SHERWIN-WILLIAMS CO/THE | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,906
Current Value	$ 8,394,321
Investment, Identifier [Axis]: Large Cap Core Fund | SHERWIN-WILLIAMS CO/THE | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,462
Current Value	$ 3,065,972
Investment, Identifier [Axis]: Large Cap Core Fund | SHOPIFY INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	48,071
Current Value	$ 7,737,989
Investment, Identifier [Axis]: Large Cap Core Fund | SHOPIFY INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	54,797
Current Value	$ 8,820,673
Investment, Identifier [Axis]: Large Cap Core Fund | SLM CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	399,887
Current Value	$ 10,820,942
Investment, Identifier [Axis]: Large Cap Core Fund | SNOWFLAKE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	21,332
Current Value	$ 4,679,388
Investment, Identifier [Axis]: Large Cap Core Fund | SOUTHWEST AIRLINES CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	677,190
Current Value	$ 27,988,263
Investment, Identifier [Axis]: Large Cap Core Fund | SPOTIFY TECHNOLOGY SA | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,919
Current Value	$ 11,567,162
Investment, Identifier [Axis]: Large Cap Core Fund | STARBUCKS CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	81,648
Current Value	$ 6,875,578
Investment, Identifier [Axis]: Large Cap Core Fund | STARBUCKS CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	73,285
Current Value	$ 6,171,330
Investment, Identifier [Axis]: Large Cap Core Fund | STRYKER CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,721
Current Value	$ 4,119,580
Investment, Identifier [Axis]: Large Cap Core Fund | SYNOPSYS INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,788
Current Value	$ 3,658,179
Investment, Identifier [Axis]: Large Cap Core Fund | SYNOPSYS INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,026
Current Value	$ 4,709,413
Investment, Identifier [Axis]: Large Cap Core Fund | T-MOBILE US INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	40,332
Current Value	$ 8,189,009
Investment, Identifier [Axis]: Large Cap Core Fund | T-MOBILE US INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	35,256
Current Value	$ 7,158,378
Investment, Identifier [Axis]: Large Cap Core Fund | TAIWAN SEMICONDUCTOR MANUFACTU | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	18,301
Current Value	$ 5,561,491
Investment, Identifier [Axis]: Large Cap Core Fund | TAIWAN SEMICONDUCTOR MANUFACTU | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	34,363
Current Value	$ 10,442,572
Investment, Identifier [Axis]: Large Cap Core Fund | TAKE-TWO INTERACTIVE SOFTWARE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	30,315
Current Value	$ 7,761,549
Investment, Identifier [Axis]: Large Cap Core Fund | TE CONNECTIVITY PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,260
Current Value	$ 4,381,843
Investment, Identifier [Axis]: Large Cap Core Fund | TECHNIPFMC PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	752,464
Current Value	$ 33,529,796
Investment, Identifier [Axis]: Large Cap Core Fund | TENET HEALTHCARE CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	143,743
Current Value	$ 28,564,609
Investment, Identifier [Axis]: Large Cap Core Fund | TERADATA CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	260,562
Current Value	$ 7,931,507
Investment, Identifier [Axis]: Large Cap Core Fund | TESLA INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,724
Current Value	$ 7,071,397
Investment, Identifier [Axis]: Large Cap Core Fund | TESLA INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	62,122
Current Value	$ 27,937,506
Investment, Identifier [Axis]: Large Cap Core Fund | TEXAS INSTRUMENTS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,019
Current Value	$ 2,258,666
Investment, Identifier [Axis]: Large Cap Core Fund | THERMO FISHER SCIENTIFIC INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	26,178
Current Value	$ 15,168,842
Investment, Identifier [Axis]: Large Cap Core Fund | THERMO FISHER SCIENTIFIC INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,475
Current Value	$ 5,490,289
Investment, Identifier [Axis]: Large Cap Core Fund | TJX COS INC/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	29,156
Current Value	$ 4,478,653
Investment, Identifier [Axis]: Large Cap Core Fund | TKO GROUP HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,169
Current Value	$ 2,543,321
Investment, Identifier [Axis]: Large Cap Core Fund | TOPBUILD CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	21,411
Current Value	$ 8,932,455
Investment, Identifier [Axis]: Large Cap Core Fund | TRANE TECHNOLOGIES PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,118
Current Value	$ 5,105,526
Investment, Identifier [Axis]: Large Cap Core Fund | TRANSDIGM GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,768
Current Value	$ 2,351,175
Investment, Identifier [Axis]: Large Cap Core Fund | TRANSUNION | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,636
Current Value	$ 1,769,537
Investment, Identifier [Axis]: Large Cap Core Fund | TRIMBLE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	73,294
Current Value	$ 5,742,585
Investment, Identifier [Axis]: Large Cap Core Fund | TYLER TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,650
Current Value	$ 5,288,518
Investment, Identifier [Axis]: Large Cap Core Fund | UBER TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	60,544
Current Value	$ 4,947,050
Investment, Identifier [Axis]: Large Cap Core Fund | UNILEVER PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	103,820
Current Value	$ 6,789,828
Investment, Identifier [Axis]: Large Cap Core Fund | UNITED PARKS & RESORTS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	125,725
Current Value	$ 4,563,818
Investment, Identifier [Axis]: Large Cap Core Fund | UNITED THERAPEUTICS CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,352
Current Value	$ 5,044,012
Investment, Identifier [Axis]: Large Cap Core Fund | UNITEDHEALTH GROUP INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,236
Current Value	$ 10,311,316
Investment, Identifier [Axis]: Large Cap Core Fund | UNITEDHEALTH GROUP INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,146
Current Value	$ 6,320,286
Investment, Identifier [Axis]: Large Cap Core Fund | VEEVA SYSTEMS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	23,184
Current Value	$ 5,175,364
Investment, Identifier [Axis]: Large Cap Core Fund | VERALTO CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,351
Current Value	$ 434,143
Investment, Identifier [Axis]: Large Cap Core Fund | VERISK ANALYTICS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,599
Current Value	$ 1,923,510
Investment, Identifier [Axis]: Large Cap Core Fund | VERIZON COMMUNICATIONS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,061,741
Current Value	$ 43,244,711
Investment, Identifier [Axis]: Large Cap Core Fund | VERTEX PHARMACEUTICALS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,944
Current Value	$ 9,495,172
Investment, Identifier [Axis]: Large Cap Core Fund | VERTIV HOLDINGS CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,072
Current Value	$ 5,033,975
Investment, Identifier [Axis]: Large Cap Core Fund | VICI PROPERTIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	283,176
Current Value	$ 7,962,909
Investment, Identifier [Axis]: Large Cap Core Fund | VISA INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	79,213
Current Value	$ 27,780,791
Investment, Identifier [Axis]: Large Cap Core Fund | VISTRA CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	35,522
Current Value	$ 5,730,764
Investment, Identifier [Axis]: Large Cap Core Fund | VULCAN MATERIALS CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,762
Current Value	$ 4,780,858
Investment, Identifier [Axis]: Large Cap Core Fund | WALMART INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	158,905
Current Value	$ 17,703,606
Investment, Identifier [Axis]: Large Cap Core Fund | WARNER MUSIC GROUP CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	284,370
Current Value	$ 8,721,628
Investment, Identifier [Axis]: Large Cap Core Fund | WEC ENERGY GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	67,418
Current Value	$ 7,109,902
Investment, Identifier [Axis]: Large Cap Core Fund | WELLS FARGO & CO | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	162,187
Current Value	$ 15,115,828
Investment, Identifier [Axis]: Large Cap Core Fund | WELLS FARGO & CO | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	357,437
Current Value	$ 33,313,128
Investment, Identifier [Axis]: Large Cap Core Fund | WELLS FARGO & CO | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	152,800
Current Value	$ 14,240,960
Investment, Identifier [Axis]: Large Cap Core Fund | WELLTOWER INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	63,121
Current Value	$ 11,715,889
Investment, Identifier [Axis]: Large Cap Core Fund | WESCO INTERNATIONAL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	44,007
Current Value	$ 10,765,872
Investment, Identifier [Axis]: Large Cap Core Fund | WESTERN ALLIANCE BANCORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	78,533
Current Value	$ 6,602,269
Investment, Identifier [Axis]: Large Cap Core Fund | WILLIAMS COS INC/THE | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	91,309
Current Value	$ 5,488,584
Investment, Identifier [Axis]: Large Cap Core Fund | WILLIAMS COS INC/THE | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	573,305
Current Value	$ 34,461,364
Investment, Identifier [Axis]: Large Cap Core Fund | WILLIS TOWERS WATSON PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,638
Current Value	$ 10,396,247
Investment, Identifier [Axis]: Large Cap Core Fund | WYNN RESORTS LTD | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	98,681
Current Value	$ 11,874,285
Investment, Identifier [Axis]: Large Cap Core Fund | XCEL ENERGY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	148,931
Current Value	$ 11,000,044
Investment, Identifier [Axis]: Mid Cap Index Fund | Vanguard Mid Cap Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	115,309,646
Current Value	$ 2,702,252,734
Investment, Identifier [Axis]: Real Asset Index Fund | Real Asset Index Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,539,958
Current Value	$ 156,766,569
Investment, Identifier [Axis]: Small Cap Index Fund | Vanguard Small Cap Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	62,988,187
Current Value	$ 1,363,940,660
Investment, Identifier [Axis]: Small Mid Cap Core Fund | AAON INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	38,949
Current Value	$ 2,969,861
Investment, Identifier [Axis]: Small Mid Cap Core Fund | AAR CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	58,035
Current Value	$ 4,804,718
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ADVANCED ENERGY INDUSTRIES INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	34,228
Current Value	$ 7,166,316
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ADVANCED ENERGY INDUSTRIES INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	34,564
Current Value	$ 7,236,665
Investment, Identifier [Axis]: Small Mid Cap Core Fund | AGCO CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,222
Current Value	$ 1,692,279
Investment, Identifier [Axis]: Small Mid Cap Core Fund | AGILENT TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,258
Current Value	$ 2,756,506
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ALASKA AIR GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	26,166
Current Value	$ 1,316,150
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ALBANY INTERNATIONAL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	38,005
Current Value	$ 1,926,854
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ALBERTSONS COS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	76,389
Current Value	$ 1,311,599
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ALKAMI TECHNOLOGY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	260,041
Current Value	$ 5,999,146
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ALLEGION PLC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,475
Current Value	$ 2,304,710
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ALLEGION PLC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	28,633
Current Value	$ 4,558,946
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ALLIANT ENERGY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,070
Current Value	$ 2,149,881
Investment, Identifier [Axis]: Small Mid Cap Core Fund | AMCOR PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	148,158
Current Value	$ 1,235,638
Investment, Identifier [Axis]: Small Mid Cap Core Fund | AMERICAN INTERNATIONAL GROUP I | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,001
Current Value	$ 1,882,186
Investment, Identifier [Axis]: Small Mid Cap Core Fund | AMETEK INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	67,286
Current Value	$ 13,814,489
Investment, Identifier [Axis]: Small Mid Cap Core Fund | AMKOR TECHNOLOGY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	158,482
Current Value	$ 6,256,869
Investment, Identifier [Axis]: Small Mid Cap Core Fund | AMPHENOL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	59,206
Current Value	$ 8,001,099
Investment, Identifier [Axis]: Small Mid Cap Core Fund | APPFOLIO INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	26,306
Current Value	$ 6,120,091
Investment, Identifier [Axis]: Small Mid Cap Core Fund | APTIV PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	28,997
Current Value	$ 2,206,382
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ARAMARK | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	49,301
Current Value	$ 1,817,235
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ARCELLX INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	28,156
Current Value	$ 1,835,771
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ARCHROCK INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	97,714
Current Value	$ 2,542,518
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ARCUTIS BIOTHERAPEUTICS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	39,000
Current Value	$ 1,132,560
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ARS PHARMACEUTICALS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	122,114
Current Value	$ 1,422,628
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ASHLAND INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,449
Current Value	$ 1,317,083
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ASSURANT INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,035
Current Value	$ 2,176,080
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ATEGRITY SPECIALTY HOLDINGS LL | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	69,326
Current Value	$ 1,456,539
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ATLANTIC UNION BANKSHARES CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	103,259
Current Value	$ 3,645,043
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ATLASSIAN CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,098
Current Value	$ 3,258,690
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ATMOS ENERGY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,489
Current Value	$ 1,590,641
Investment, Identifier [Axis]: Small Mid Cap Core Fund | AVANTOR INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	73,691
Current Value	$ 844,499
Investment, Identifier [Axis]: Small Mid Cap Core Fund | AVERY DENNISON CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,203
Current Value	$ 1,491,962
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BADGER METER INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,245
Current Value	$ 3,356,520
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BAKER HUGHES CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,523
Current Value	$ 706,917
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BECTON DICKINSON & CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,948
Current Value	$ 1,736,538
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BENCHMARK ELECTRONICS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	74,289
Current Value	$ 3,176,598
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BILLIONTOONE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,405
Current Value	$ 442,345
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BIO-TECHNE CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	114,068
Current Value	$ 6,708,339
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BIO-TECHNE CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	139,276
Current Value	$ 8,190,822
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BIOGEN INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,955
Current Value	$ 1,048,020
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BIRKENSTOCK HOLDING PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	101,776
Current Value	$ 4,162,638
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BJ'S WHOLESALE CLUB HOLDINGS I | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,307
Current Value	$ 1,107,999
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BOEING CO/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,806
Current Value	$ 1,375,527
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BOOZ ALLEN HAMILTON HOLDING CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,932
Current Value	$ 2,693,784
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BOX INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	125,584
Current Value	$ 3,756,217
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BRIGHTSTAR LOTTERY PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	60,423
Current Value	$ 935,348
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BRIXMOR PROPERTY GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	68,410
Current Value	$ 1,793,710
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BROWN & BROWN INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	95,856
Current Value	$ 7,639,723
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BROWN & BROWN INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	44,890
Current Value	$ 3,577,733
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BROWN-FORMAN CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	23,908
Current Value	$ 623,042
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BRUNSWICK CORP/DE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,327
Current Value	$ 1,880,276
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BUILDERS FIRSTSOURCE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,475
Current Value	$ 871,993
Investment, Identifier [Axis]: Small Mid Cap Core Fund | BWX TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	68,746
Current Value	$ 11,882,059
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CABOT CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	66,755
Current Value	$ 4,424,521
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CABOT CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	49,669
Current Value	$ 3,292,061
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CADENCE DESIGN SYSTEMS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,564
Current Value	$ 3,927,255
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CAMPBELL'S COMPANY/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	24,285
Current Value	$ 676,823
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CAREDX INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	279,585
Current Value	$ 5,267,381
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CARLYLE GROUP INC/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	23,935
Current Value	$ 1,414,798
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CASELLA WASTE SYSTEMS INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	48,857
Current Value	$ 4,785,055
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CASELLA WASTE SYSTEMS INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	39,889
Current Value	$ 3,906,729
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CBRE GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	41,680
Current Value	$ 6,701,727
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CDW CORP/DE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,731
Current Value	$ 1,325,362
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CENCORA INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,795
Current Value	$ 1,957,261
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CENTERPOINT ENERGY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	46,159
Current Value	$ 1,769,736
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CHARLES RIVER LABORATORIES INT | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	41,625
Current Value	$ 8,303,355
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CHECK POINT SOFTWARE TECHNOLOG | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,129
Current Value	$ 1,322,857
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CHEESECAKE FACTORY INC/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	89,874
Current Value	$ 4,536,840
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CHORD ENERGY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,098
Current Value	$ 843,385
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CLEAN HARBORS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	66,199
Current Value	$ 15,522,342
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CLEARWATER ANALYTICS HOLDINGS | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	232,261
Current Value	$ 5,602,135
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CMS ENERGY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	30,681
Current Value	$ 2,145,522
Investment, Identifier [Axis]: Small Mid Cap Core Fund | COCA-COLA EUROPACIFIC PARTNERS | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,812
Current Value	$ 1,434,148
Investment, Identifier [Axis]: Small Mid Cap Core Fund | COGNIZANT TECHNOLOGY SOLUTIONS | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,116
Current Value	$ 1,171,628
Investment, Identifier [Axis]: Small Mid Cap Core Fund | COHERENT CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	78,501
Current Value	$ 14,488,930
Investment, Identifier [Axis]: Small Mid Cap Core Fund | COHERENT CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,750
Current Value	$ 1,061,278
Investment, Identifier [Axis]: Small Mid Cap Core Fund | COLUMBIA BANKING SYSTEM INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	39,107
Current Value	$ 1,093,041
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CONMED CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	45,777
Current Value	$ 1,858,546
Investment, Identifier [Axis]: Small Mid Cap Core Fund | COOPER COS INC/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,556
Current Value	$ 1,111,050
Investment, Identifier [Axis]: Small Mid Cap Core Fund | COPART INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	84,797
Current Value	$ 3,319,803
Investment, Identifier [Axis]: Small Mid Cap Core Fund | COPART INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	90,494
Current Value	$ 3,542,840
Investment, Identifier [Axis]: Small Mid Cap Core Fund | COPT DEFENSE PROPERTIES | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	69,700
Current Value	$ 1,937,660
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CORE LABORATORIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	132,134
Current Value	$ 2,118,108
Investment, Identifier [Axis]: Small Mid Cap Core Fund | COREBRIDGE FINANCIAL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	52,351
Current Value	$ 1,579,430
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CORNING INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,260
Current Value	$ 2,912,246
Investment, Identifier [Axis]: Small Mid Cap Core Fund | COSTAR GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	105,133
Current Value	$ 7,069,143
Investment, Identifier [Axis]: Small Mid Cap Core Fund | CTS CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	74,719
Current Value	$ 3,203,204
Investment, Identifier [Axis]: Small Mid Cap Core Fund | DARDEN RESTAURANTS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,125
Current Value	$ 1,127,123
Investment, Identifier [Axis]: Small Mid Cap Core Fund | DARLING INGREDIENTS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	117,888
Current Value	$ 4,243,968
Investment, Identifier [Axis]: Small Mid Cap Core Fund | DELTA AIR LINES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,742
Current Value	$ 1,925,295
Investment, Identifier [Axis]: Small Mid Cap Core Fund | DIAMONDBACK ENERGY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,294
Current Value	$ 1,848,157
Investment, Identifier [Axis]: Small Mid Cap Core Fund | DIODES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	43,646
Current Value	$ 2,153,494
Investment, Identifier [Axis]: Small Mid Cap Core Fund | DOLBY LABORATORIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	107,526
Current Value	$ 6,905,320
Investment, Identifier [Axis]: Small Mid Cap Core Fund | DRAFTKINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	184,274
Current Value	$ 6,350,082
Investment, Identifier [Axis]: Small Mid Cap Core Fund | DUPONT DE NEMOURS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,791
Current Value	$ 1,036,798
Investment, Identifier [Axis]: Small Mid Cap Core Fund | DYNATRACE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	129,778
Current Value	$ 5,624,579
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EAST WEST BANCORP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,195
Current Value	$ 1,707,766
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EASTMAN CHEMICAL CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,590
Current Value	$ 1,441,920
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EB TEMP INV FD | Common Collective Trust Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,994,561
Current Value	$ 3,994,561
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EB TEMP INV FD | Common Collective Trust Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,995,307
Current Value	$ 7,995,307
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EB TEMP INV FD | Common Collective Trust Fund 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,137,194
Current Value	$ 6,137,194
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EB TEMP INV FD | Common Collective Trust Fund 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,951,423
Current Value	$ 3,951,423
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ECOLAB INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,479
Current Value	$ 8,788,907
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ENERPAC TOOL GROUP CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	45,723
Current Value	$ 1,748,448
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ENERSYS | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	36,762
Current Value	$ 5,394,824
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ENTEGRIS INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,587
Current Value	$ 1,228,955
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ENTEGRIS INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	149,126
Current Value	$ 12,563,866
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ENTEGRIS INC | Common Stock 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	32,641
Current Value	$ 2,750,004
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ENTEGRIS INC | Common Stock 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,827
Current Value	$ 1,417,675
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ENTERPRISE FINANCIAL SERVICES | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	62,959
Current Value	$ 3,399,786
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EQUITABLE HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,941
Current Value	$ 950,189
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EQUITY LIFESTYLE PROPERTIES IN | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,874
Current Value	$ 1,689,443
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ESSEX PROPERTY TRUST INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,861
Current Value	$ 1,533,706
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ESTABLISHMENT LABS HOLDINGS IN | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	87,297
Current Value	$ 6,362,205
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EVEREST GROUP LTD | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,162
Current Value	$ 1,412,375
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EVERGY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,979
Current Value	$ 1,158,318
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EVERUS CONSTRUCTION GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	41,829
Current Value	$ 3,578,889
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EXACT SCIENCES CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	158,654
Current Value	$ 16,112,900
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EXPAND ENERGY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,959
Current Value	$ 2,202,675
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EXPRO GROUP HOLDINGS NV | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	275,598
Current Value	$ 3,679,233
Investment, Identifier [Axis]: Small Mid Cap Core Fund | EXTRA SPACE STORAGE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,434
Current Value	$ 1,879,595
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FEDEX CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,863
Current Value	$ 1,404,726
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FERGUSON ENTERPRISES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,609
Current Value	$ 1,248,732
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FIDELITY NATIONAL INFORMATION | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,633
Current Value	$ 1,836,489
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FIFTH THIRD BANCORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	35,115
Current Value	$ 1,643,733
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FIRST AMERICAN FINANCIAL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	59,112
Current Value	$ 3,631,841
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FIRST MERCHANTS CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	96,280
Current Value	$ 3,608,574
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FIRSTCASH HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	36,523
Current Value	$ 5,821,036
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FLEX LTD | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	49,608
Current Value	$ 2,997,315
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FLOOR & DECOR HOLDINGS INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	42,329
Current Value	$ 2,577,413
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FLOOR & DECOR HOLDINGS INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	52,497
Current Value	$ 3,196,542
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FLOWSERVE CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,888
Current Value	$ 1,449,209
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FLOWSERVE CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	106,988
Current Value	$ 7,422,827
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FORMFACTOR INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	122,477
Current Value	$ 6,831,767
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FOUR CORNERS PROPERTY TRUST IN | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	103,881
Current Value	$ 2,395,496
Investment, Identifier [Axis]: Small Mid Cap Core Fund | FRANKLIN ELECTRIC CO INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	44,411
Current Value	$ 4,242,583
Investment, Identifier [Axis]: Small Mid Cap Core Fund | GATX CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,025
Current Value	$ 5,261,840
Investment, Identifier [Axis]: Small Mid Cap Core Fund | GCI LIBERTY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	69,300
Current Value	$ 2,578,653
Investment, Identifier [Axis]: Small Mid Cap Core Fund | GE HEALTHCARE TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,320
Current Value	$ 1,092,506
Investment, Identifier [Axis]: Small Mid Cap Core Fund | GENERAC HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,535
Current Value	$ 754,808
Investment, Identifier [Axis]: Small Mid Cap Core Fund | GFL ENVIRONMENTAL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	37,301
Current Value	$ 1,602,078
Investment, Identifier [Axis]: Small Mid Cap Core Fund | GITLAB INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	123,247
Current Value	$ 4,625,460
Investment, Identifier [Axis]: Small Mid Cap Core Fund | GLOBAL PAYMENTS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,073
Current Value	$ 1,553,650
Investment, Identifier [Axis]: Small Mid Cap Core Fund | GOOSEHEAD INSURANCE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	75,024
Current Value	$ 5,525,518
Investment, Identifier [Axis]: Small Mid Cap Core Fund | GRACO INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	51,810
Current Value	$ 4,246,866
Investment, Identifier [Axis]: Small Mid Cap Core Fund | GRAPHIC PACKAGING HOLDING CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	96,934
Current Value	$ 1,459,826
Investment, Identifier [Axis]: Small Mid Cap Core Fund | GROUP 1 AUTOMOTIVE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,234
Current Value	$ 485,332
Investment, Identifier [Axis]: Small Mid Cap Core Fund | GUIDEWIRE SOFTWARE INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,036
Current Value	$ 1,414,306
Investment, Identifier [Axis]: Small Mid Cap Core Fund | GUIDEWIRE SOFTWARE INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,844
Current Value	$ 3,988,842
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HALOZYME THERAPEUTICS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	117,762
Current Value	$ 7,925,383
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HANOVER INSURANCE GROUP INC/TH | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,974
Current Value	$ 1,822,948
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HARTFORD INSURANCE GROUP INC/T | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,550
Current Value	$ 2,831,790
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HEARTFLOW INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	99,934
Current Value	$ 2,913,076
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HEICO CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,345
Current Value	$ 6,902,698
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HEICO CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	35,685
Current Value	$ 9,007,965
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HELMERICH & PAYNE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	84,615
Current Value	$ 2,426,758
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HENRY SCHEIN INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	102,336
Current Value	$ 7,734,555
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HERSHEY CO/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,280
Current Value	$ 1,324,814
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HEXCEL CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	67,482
Current Value	$ 4,986,920
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HEXCEL CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	67,549
Current Value	$ 4,991,871
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HORACE MANN EDUCATORS CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	45,080
Current Value	$ 2,081,794
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HOULIHAN LOKEY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	41,642
Current Value	$ 7,253,620
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HUBBELL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,104
Current Value	$ 1,378,517
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HUMANA INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,218
Current Value	$ 1,848,746
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HUNTINGTON BANCSHARES INC/OH | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	572,447
Current Value	$ 9,931,955
Investment, Identifier [Axis]: Small Mid Cap Core Fund | HYATT HOTELS CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,402
Current Value	$ 1,827,969
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ICON PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,193
Current Value	$ 1,128,488
Investment, Identifier [Axis]: Small Mid Cap Core Fund | IDEX CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	36,434
Current Value	$ 6,483,066
Investment, Identifier [Axis]: Small Mid Cap Core Fund | INDIE SEMICONDUCTOR INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	616,091
Current Value	$ 2,174,801
Investment, Identifier [Axis]: Small Mid Cap Core Fund | INGERSOLL RAND INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,475
Current Value	$ 1,305,150
Investment, Identifier [Axis]: Small Mid Cap Core Fund | INGREDION INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	71,971
Current Value	$ 7,935,522
Investment, Identifier [Axis]: Small Mid Cap Core Fund | INGREDION INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,447
Current Value	$ 1,262,146
Investment, Identifier [Axis]: Small Mid Cap Core Fund | INSPIRE MEDICAL SYSTEMS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,157
Current Value	$ 936,780
Investment, Identifier [Axis]: Small Mid Cap Core Fund | INTAPP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	100,715
Current Value	$ 4,614,761
Investment, Identifier [Axis]: Small Mid Cap Core Fund | INTEGER HOLDINGS CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	43,502
Current Value	$ 3,411,862
Investment, Identifier [Axis]: Small Mid Cap Core Fund | INTERNATIONAL FLAVORS & FRAGRA | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	18,554
Current Value	$ 1,250,354
Investment, Identifier [Axis]: Small Mid Cap Core Fund | INTERNATIONAL PAPER CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	29,565
Current Value	$ 1,164,565
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ITT INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,285
Current Value	$ 1,090,510
Investment, Identifier [Axis]: Small Mid Cap Core Fund | JACOBS SOLUTIONS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,910
Current Value	$ 1,842,519
Investment, Identifier [Axis]: Small Mid Cap Core Fund | JAMES HARDIE INDUSTRIES PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	48,357
Current Value	$ 1,003,408
Investment, Identifier [Axis]: Small Mid Cap Core Fund | JB HUNT TRANSPORT SERVICES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,881
Current Value	$ 1,337,254
Investment, Identifier [Axis]: Small Mid Cap Core Fund | JFROG LTD | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	40,000
Current Value	$ 2,498,400
Investment, Identifier [Axis]: Small Mid Cap Core Fund | JONES LANG LASALLE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,957
Current Value	$ 2,004,352
Investment, Identifier [Axis]: Small Mid Cap Core Fund | KARMAN HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	64,499
Current Value	$ 4,719,392
Investment, Identifier [Axis]: Small Mid Cap Core Fund | KBR INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,079
Current Value	$ 1,008,176
Investment, Identifier [Axis]: Small Mid Cap Core Fund | KENVUE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	109,697
Current Value	$ 1,892,273
Investment, Identifier [Axis]: Small Mid Cap Core Fund | KEYSIGHT TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	39,614
Current Value	$ 8,049,169
Investment, Identifier [Axis]: Small Mid Cap Core Fund | KINSALE CAPITAL GROUP INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	17,125
Current Value	$ 6,697,930
Investment, Identifier [Axis]: Small Mid Cap Core Fund | KINSALE CAPITAL GROUP INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,418
Current Value	$ 3,683,568
Investment, Identifier [Axis]: Small Mid Cap Core Fund | KRATOS DEFENSE & SECURITY SOLU | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	42,111
Current Value	$ 3,196,646
Investment, Identifier [Axis]: Small Mid Cap Core Fund | L3HARRIS TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,002
Current Value	$ 2,055,577
Investment, Identifier [Axis]: Small Mid Cap Core Fund | LABCORP HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,761
Current Value	$ 1,445,320
Investment, Identifier [Axis]: Small Mid Cap Core Fund | LEIDOS HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,924
Current Value	$ 1,790,290
Investment, Identifier [Axis]: Small Mid Cap Core Fund | LIBERTY LIVE HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	84,603
Current Value	$ 7,035,585
Investment, Identifier [Axis]: Small Mid Cap Core Fund | LIBERTY MEDIA CORP-LIBERTY FOR | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,449
Current Value	$ 2,274,632
Investment, Identifier [Axis]: Small Mid Cap Core Fund | LINCOLN NATIONAL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	39,975
Current Value	$ 1,780,087
Investment, Identifier [Axis]: Small Mid Cap Core Fund | LITTELFUSE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,150
Current Value	$ 3,578,818
Investment, Identifier [Axis]: Small Mid Cap Core Fund | LKQ CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	191,389
Current Value	$ 5,779,948
Investment, Identifier [Axis]: Small Mid Cap Core Fund | LKQ CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	47,622
Current Value	$ 1,438,184
Investment, Identifier [Axis]: Small Mid Cap Core Fund | LOAR HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	88,879
Current Value	$ 6,043,772
Investment, Identifier [Axis]: Small Mid Cap Core Fund | M&T BANK CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,908
Current Value	$ 2,197,744
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MANHATTAN ASSOCIATES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,480
Current Value	$ 2,682,839
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MARKEL GROUP INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	891
Current Value	$ 1,915,338
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MARKEL GROUP INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,365
Current Value	$ 2,934,272
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MASIMO CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,689
Current Value	$ 4,381,591
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MATTEL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	53,251
Current Value	$ 1,056,500
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MEDLINE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	15,039
Current Value	$ 631,638
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MERCURY SYSTEMS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	72,152
Current Value	$ 5,267,818
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MERITAGE HOMES CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	53,303
Current Value	$ 3,507,337
Investment, Identifier [Axis]: Small Mid Cap Core Fund | METTLER-TOLEDO INTERNATIONAL I | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,085
Current Value	$ 4,301,076
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MICROCHIP TECHNOLOGY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	41,461
Current Value	$ 2,641,895
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MID-AMERICA APARTMENT COMMUNIT | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,197
Current Value	$ 4,611,395
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MID-AMERICA APARTMENT COMMUNIT | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,690
Current Value	$ 1,484,948
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MOHAWK INDUSTRIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,846
Current Value	$ 1,185,468
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MONOLITHIC POWER SYSTEMS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,551
Current Value	$ 4,124,844
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MONTROSE ENVIRONMENTAL GROUP I | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	207,698
Current Value	$ 5,157,141
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MOODY'S CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,687
Current Value	$ 4,437,754
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MOOG INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,289
Current Value	$ 6,159,136
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MORNINGSTAR INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,375
Current Value	$ 2,254,591
Investment, Identifier [Axis]: Small Mid Cap Core Fund | MSCI INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,287
Current Value	$ 4,180,771
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NETSKOPE INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,902
Current Value	$ 85,981
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NETSKOPE INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	188,277
Current Value	$ 3,302,379
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NEWELL BRANDS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	126,649
Current Value	$ 471,134
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NEXSTAR MEDIA GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,619
Current Value	$ 937,888
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NNN REIT INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	77,787
Current Value	$ 3,082,699
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NORDSON CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,553
Current Value	$ 1,335,108
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NORTHEAST BANK | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,870
Current Value	$ 2,896,529
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NORTHERN TRUST CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	18,024
Current Value	$ 2,461,898
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NOVA LTD | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,254
Current Value	$ 3,038,921
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NOVANTA INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,242
Current Value	$ 1,932,636
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NOVANTA INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	35,925
Current Value	$ 4,274,716
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NUCOR CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,741
Current Value	$ 1,425,745
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NVENT ELECTRIC PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	17,458
Current Value	$ 1,780,192
Investment, Identifier [Axis]: Small Mid Cap Core Fund | NXP SEMICONDUCTORS NV | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,830
Current Value	$ 1,482,520
Investment, Identifier [Axis]: Small Mid Cap Core Fund | OCEANEERING INTERNATIONAL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	162,012
Current Value	$ 3,893,148
Investment, Identifier [Axis]: Small Mid Cap Core Fund | OLD DOMINION FREIGHT LINE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,102
Current Value	$ 4,876,794
Investment, Identifier [Axis]: Small Mid Cap Core Fund | OMNICOM GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,042
Current Value	$ 1,295,392
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ON HOLDING AG | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	51,134
Current Value	$ 2,376,708
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ONE GAS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	50,243
Current Value	$ 3,881,272
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ORGANON & CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	50,989
Current Value	$ 365,591
Investment, Identifier [Axis]: Small Mid Cap Core Fund | OTIS WORLDWIDE CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,892
Current Value	$ 1,475,516
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PACCAR INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,606
Current Value	$ 1,380,483
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PARSONS CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	73,955
Current Value	$ 4,570,419
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PEABODY ENERGY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	23,654
Current Value	$ 702,524
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PEBBLEBROOK HOTEL TRUST | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	101,825
Current Value	$ 1,152,659
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PEGASYSTEMS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,385
Current Value	$ 739,632
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PENTAIR PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,076
Current Value	$ 1,986,575
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PERMIAN RESOURCES CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	134,979
Current Value	$ 1,893,755
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PG&E CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	163,810
Current Value	$ 2,632,427
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PINNACLE WEST CAPITAL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,382
Current Value	$ 1,719,183
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PLAINS GP HOLDINGS LP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	74,672
Current Value	$ 1,429,222
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PLEXUS CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	28,396
Current Value	$ 4,174,212
Investment, Identifier [Axis]: Small Mid Cap Core Fund | POWER INTEGRATIONS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	160,513
Current Value	$ 5,704,632
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PRIMO BRANDS CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	188,322
Current Value	$ 3,079,065
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PROCORE TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	61,650
Current Value	$ 4,484,421
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PROSPERITY BANCSHARES INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	75,100
Current Value	$ 5,190,161
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PROSPERITY BANCSHARES INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	14,974
Current Value	$ 1,034,853
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PTC INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	32,282
Current Value	$ 5,623,847
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PUBLIC SERVICE ENTERPRISE GROU | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	29,010
Current Value	$ 2,329,503
Investment, Identifier [Axis]: Small Mid Cap Core Fund | PULTEGROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	19,174
Current Value	$ 2,248,343
Investment, Identifier [Axis]: Small Mid Cap Core Fund | QNITY ELECTRONICS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,895
Current Value	$ 1,052,877
Investment, Identifier [Axis]: Small Mid Cap Core Fund | RAYMOND JAMES FINANCIAL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	16,450
Current Value	$ 2,641,706
Investment, Identifier [Axis]: Small Mid Cap Core Fund | RBC BEARINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,493
Current Value	$ 3,360,086
Investment, Identifier [Axis]: Small Mid Cap Core Fund | REGAL REXNORD CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,147
Current Value	$ 1,564,147
Investment, Identifier [Axis]: Small Mid Cap Core Fund | REGIONS FINANCIAL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	71,493
Current Value	$ 1,937,460
Investment, Identifier [Axis]: Small Mid Cap Core Fund | REINSURANCE GROUP OF AMERICA I | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,181
Current Value	$ 4,512,946
Investment, Identifier [Axis]: Small Mid Cap Core Fund | RENTOKIL INITIAL PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	299,414
Current Value	$ 8,820,736
Investment, Identifier [Axis]: Small Mid Cap Core Fund | REPLIGEN CORP | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,326
Current Value	$ 5,460,798
Investment, Identifier [Axis]: Small Mid Cap Core Fund | REPLIGEN CORP | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	24,045
Current Value	$ 3,940,014
Investment, Identifier [Axis]: Small Mid Cap Core Fund | REVVITY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,301
Current Value	$ 1,093,372
Investment, Identifier [Axis]: Small Mid Cap Core Fund | REXFORD INDUSTRIAL REALTY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	28,082
Current Value	$ 1,087,335
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ROSS STORES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,441
Current Value	$ 2,241,122
Investment, Identifier [Axis]: Small Mid Cap Core Fund | RYDER SYSTEM INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	24,811
Current Value	$ 4,748,577
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SABRE CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,071,368
Current Value	$ 1,457,060
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SCOTTS MIRACLE-GRO CO/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	75,628
Current Value	$ 4,412,894
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SEAGATE TECHNOLOGY HOLDINGS PL | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,954
Current Value	$ 1,088,892
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SEMPRA | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,601
Current Value	$ 1,818,862
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SENTINELONE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	218,584
Current Value	$ 3,278,760
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SERVICETITAN INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	48,819
Current Value	$ 5,199,224
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SHIFT4 PAYMENTS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	50,811
Current Value	$ 3,199,569
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SITEONE LANDSCAPE SUPPLY INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	37,501
Current Value	$ 4,671,125
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SITEONE LANDSCAPE SUPPLY INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	21,238
Current Value	$ 2,645,405
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SITIME CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	10,319
Current Value	$ 3,644,568
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SKYWORKS SOLUTIONS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,330
Current Value	$ 781,845
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SLM CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	57,431
Current Value	$ 1,554,083
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SOUTHSTATE BANK CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	51,725
Current Value	$ 4,867,840
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SOUTHWEST AIRLINES CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	35,766
Current Value	$ 1,478,209
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SPX TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,918
Current Value	$ 5,585,275
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SS&C TECHNOLOGIES HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	157,724
Current Value	$ 13,788,232
Investment, Identifier [Axis]: Small Mid Cap Core Fund | STAG INDUSTRIAL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	97,570
Current Value	$ 3,586,673
Investment, Identifier [Axis]: Small Mid Cap Core Fund | STANDARDAERO INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	9,778
Current Value	$ 280,433
Investment, Identifier [Axis]: Small Mid Cap Core Fund | STANDARDAERO INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,481
Current Value	$ 185,875
Investment, Identifier [Axis]: Small Mid Cap Core Fund | STANLEY BLACK & DECKER INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	17,274
Current Value	$ 1,283,113
Investment, Identifier [Axis]: Small Mid Cap Core Fund | STEPSTONE GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	59,102
Current Value	$ 3,792,575
Investment, Identifier [Axis]: Small Mid Cap Core Fund | STERIS PLC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	6,469
Current Value	$ 1,640,021
Investment, Identifier [Axis]: Small Mid Cap Core Fund | STERIS PLC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,276
Current Value	$ 6,407,972
Investment, Identifier [Axis]: Small Mid Cap Core Fund | STEVANATO GROUP SPA | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	165,069
Current Value	$ 3,321,188
Investment, Identifier [Axis]: Small Mid Cap Core Fund | STIFEL FINANCIAL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	40,815
Current Value	$ 5,110,854
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SYNCHRONY FINANCIAL | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	17,415
Current Value	$ 1,452,933
Investment, Identifier [Axis]: Small Mid Cap Core Fund | SYSCO CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,838
Current Value	$ 1,535,552
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TALEN ENERGY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,399
Current Value	$ 524,401
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TARGA RESOURCES CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,975
Current Value	$ 2,578,388
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TE CONNECTIVITY PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,585
Current Value	$ 1,270,643
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TECHNIPFMC PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	38,801
Current Value	$ 1,728,973
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TEMPUS AI INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	36,704
Current Value	$ 2,167,371
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TEXAS ROADHOUSE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	24,986
Current Value	$ 4,147,676
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TIMKEN CO/THE | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	33,320
Current Value	$ 2,803,212
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TPG INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	21,076
Current Value	$ 1,345,492
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TRANSDIGM GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,811
Current Value	$ 6,397,908
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TRANSUNION | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	20,058
Current Value	$ 1,719,974
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TRINET GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	25,601
Current Value	$ 1,513,787
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TRUSTMARK CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	110,335
Current Value	$ 4,297,548
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TWFG INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	102,061
Current Value	$ 2,936,295
Investment, Identifier [Axis]: Small Mid Cap Core Fund | TYLER TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,277
Current Value	$ 5,119,194
Investment, Identifier [Axis]: Small Mid Cap Core Fund | UGI CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	254,540
Current Value	$ 9,527,432
Investment, Identifier [Axis]: Small Mid Cap Core Fund | UMB FINANCIAL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	38,149
Current Value	$ 4,388,603
Investment, Identifier [Axis]: Small Mid Cap Core Fund | UNITED BANKSHARES INC/WV | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	114,063
Current Value	$ 4,380,019
Investment, Identifier [Axis]: Small Mid Cap Core Fund | UNITED COMMUNITY BANKS INC/GA | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	146,284
Current Value	$ 4,566,986
Investment, Identifier [Axis]: Small Mid Cap Core Fund | UNIVERSAL HEALTH SERVICES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,525
Current Value	$ 1,640,601
Investment, Identifier [Axis]: Small Mid Cap Core Fund | US FOODS HOLDING CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,289
Current Value	$ 2,356,687
Investment, Identifier [Axis]: Small Mid Cap Core Fund | VALERO ENERGY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	13,187
Current Value	$ 2,146,712
Investment, Identifier [Axis]: Small Mid Cap Core Fund | VARONIS SYSTEMS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	105,865
Current Value	$ 3,472,372
Investment, Identifier [Axis]: Small Mid Cap Core Fund | VEEVA SYSTEMS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	29,133
Current Value	$ 6,503,360
Investment, Identifier [Axis]: Small Mid Cap Core Fund | VENTAS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	23,563
Current Value	$ 1,823,305
Investment, Identifier [Axis]: Small Mid Cap Core Fund | VERACYTE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	55,937
Current Value	$ 2,354,948
Investment, Identifier [Axis]: Small Mid Cap Core Fund | VERALTO CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	70,537
Current Value	$ 7,038,182
Investment, Identifier [Axis]: Small Mid Cap Core Fund | VICI PROPERTIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	63,667
Current Value	$ 1,790,316
Investment, Identifier [Axis]: Small Mid Cap Core Fund | VIKING HOLDINGS LTD | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,862
Current Value	$ 918,475
Investment, Identifier [Axis]: Small Mid Cap Core Fund | VIKING HOLDINGS LTD | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	12,938
Current Value	$ 923,903
Investment, Identifier [Axis]: Small Mid Cap Core Fund | VOYA FINANCIAL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	22,196
Current Value	$ 1,653,380
Investment, Identifier [Axis]: Small Mid Cap Core Fund | VULCAN MATERIALS CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,305
Current Value	$ 8,928,812
Investment, Identifier [Axis]: Small Mid Cap Core Fund | WASTE CONNECTIONS INC | Common Stock 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	75,903
Current Value	$ 13,310,350
Investment, Identifier [Axis]: Small Mid Cap Core Fund | WASTE CONNECTIONS INC | Common Stock 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	28,267
Current Value	$ 4,956,901
Investment, Identifier [Axis]: Small Mid Cap Core Fund | WAYSTAR HOLDING CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	123,500
Current Value	$ 4,044,625
Investment, Identifier [Axis]: Small Mid Cap Core Fund | WEST PHARMACEUTICAL SERVICES I | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	21,557
Current Value	$ 5,931,193
Investment, Identifier [Axis]: Small Mid Cap Core Fund | WESTINGHOUSE AIR BRAKE TECHNOL | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	11,026
Current Value	$ 2,353,500
Investment, Identifier [Axis]: Small Mid Cap Core Fund | WEX INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	34,411
Current Value	$ 5,126,551
Investment, Identifier [Axis]: Small Mid Cap Core Fund | WILLIS TOWERS WATSON PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,773
Current Value	$ 2,554,208
Investment, Identifier [Axis]: Small Mid Cap Core Fund | WINGSTOP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	18,335
Current Value	$ 4,372,714
Investment, Identifier [Axis]: Small Mid Cap Core Fund | WOLVERINE WORLD WIDE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	130,521
Current Value	$ 2,368,956
Investment, Identifier [Axis]: Small Mid Cap Core Fund | WOODWARD INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	31,983
Current Value	$ 9,669,101
Investment, Identifier [Axis]: Small Mid Cap Core Fund | WP CAREY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	27,303
Current Value	$ 1,757,221
Investment, Identifier [Axis]: Small Mid Cap Core Fund | WYNN RESORTS LTD | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	43,183
Current Value	$ 5,196,210
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ZEBRA TECHNOLOGIES CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,779
Current Value	$ 1,160,437
Investment, Identifier [Axis]: Small Mid Cap Core Fund | ZSCALER INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,398
Current Value	$ 764,278
Investment, Identifier [Axis]: Socially Responsible Fund | Vanguard FTSE Social Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,248,980
Current Value	$ 224,853,465
Investment, Identifier [Axis]: Stable Value Fund | AMERICAN EXPRESS CO | Synthetic 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,000,000
Current Value	$ 3,010,800
Investment, Identifier [Axis]: Stable Value Fund | AMERICAN EXPRESS CO | Synthetic 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,000,000
Current Value	$ 2,007,720
Investment, Identifier [Axis]: Stable Value Fund | ATHENE GLOBAL FUNDING 144A | Synthetic 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,500,000
Current Value	$ 1,509,375
Investment, Identifier [Axis]: Stable Value Fund | ATHENE GLOBAL FUNDING 144A | Synthetic 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,500,000
Current Value	$ 1,502,250
Investment, Identifier [Axis]: Stable Value Fund | BANK OF AMERICA CORP | Synthetic 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,000,000
Current Value	$ 5,018,300
Investment, Identifier [Axis]: Stable Value Fund | BANK OF AMERICA CORP | Synthetic 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,000,000
Current Value	$ 1,006,530
Investment, Identifier [Axis]: Stable Value Fund | BANK OF MONTREAL | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,857,000
Current Value	$ 4,879,342
Investment, Identifier [Axis]: Stable Value Fund | BANK OF NOVA SCOTIA/THE | Synthetic 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,000,000
Current Value	$ 2,060,400
Investment, Identifier [Axis]: Stable Value Fund | BANK OF NOVA SCOTIA/THE | Synthetic 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,000,000
Current Value	$ 2,001,100
Investment, Identifier [Axis]: Stable Value Fund | BARCLAYS PLC | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,500,000
Current Value	$ 1,516,920
Investment, Identifier [Axis]: Stable Value Fund | BMW US CAPITAL LLC 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,441,000
Current Value	$ 1,445,409
Investment, Identifier [Axis]: Stable Value Fund | BMW VEHICLE LEASE TRUST 2 A2B | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,000,000
Current Value	$ 3,000,420
Investment, Identifier [Axis]: Stable Value Fund | BNP PARIBAS SA 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,250,000
Current Value	$ 1,264,050
Investment, Identifier [Axis]: Stable Value Fund | BRISTOL-MYERS SQUIBB CO | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	465,000
Current Value	$ 465,246
Investment, Identifier [Axis]: Stable Value Fund | CANADIAN IMPERIAL BANK OF COMM | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,000,000
Current Value	$ 1,006,210
Investment, Identifier [Axis]: Stable Value Fund | CARGILL INC 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,500,000
Current Value	$ 1,503,075
Investment, Identifier [Axis]: Stable Value Fund | CARMAX AUTO OWNER TRUST 3 A2B | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,250,000
Current Value	$ 4,252,125
Investment, Identifier [Axis]: Stable Value Fund | CHARLES SCHWAB CORP/THE | Synthetic 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,000,000
Current Value	$ 3,002,070
Investment, Identifier [Axis]: Stable Value Fund | CHARLES SCHWAB CORP/THE | Synthetic 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,000,000
Current Value	$ 5,033,750
Investment, Identifier [Axis]: Stable Value Fund | CHASE HOME LENDING 1 A11 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	827,355
Current Value	$ 824,658
Investment, Identifier [Axis]: Stable Value Fund | CHASE HOME LENDING 6 A11 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	602,977
Current Value	$ 607,529
Investment, Identifier [Axis]: Stable Value Fund | CHESAPEAKE FUNDING 1A A2 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,094,761
Current Value	$ 1,098,636
Investment, Identifier [Axis]: Stable Value Fund | CITIBANK CREDIT CARD ISS A6 A6 | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,855,000
Current Value	$ 3,887,266
Investment, Identifier [Axis]: Stable Value Fund | CITIBANK NA | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,500,000
Current Value	$ 1,502,685
Investment, Identifier [Axis]: Stable Value Fund | CITIGROUP INC | Synthetic 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,000,000
Current Value	$ 5,005,350
Investment, Identifier [Axis]: Stable Value Fund | CITIGROUP INC | Synthetic 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,000,000
Current Value	$ 1,015,070
Investment, Identifier [Axis]: Stable Value Fund | CITIGROUP INC | Synthetic 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,025,000
Current Value	$ 1,026,056
Investment, Identifier [Axis]: Stable Value Fund | CITIGROUP MORTGAGE 1 A11 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,195,264
Current Value	$ 1,200,882
Investment, Identifier [Axis]: Stable Value Fund | CONSOLIDATED EDISON CO OF NEW | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	882,000
Current Value	$ 883,491
Investment, Identifier [Axis]: Stable Value Fund | DEUTSCHE BANK AG/NEW YORK NY | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	347,000
Current Value	$ 348,902
Investment, Identifier [Axis]: Stable Value Fund | EB TEMP INV FD | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	8,002,173
Current Value	$ 8,002,173
Investment, Identifier [Axis]: Stable Value Fund | EB Temporary Investment Fund II | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	54,097,869
Current Value	$ 54,097,869
Investment, Identifier [Axis]: Stable Value Fund | ELMWOOD CLO 23 LTD 2A AR 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,000,000
Current Value	$ 1,007,071
Investment, Identifier [Axis]: Stable Value Fund | F&G GLOBAL FUNDING 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,250,000
Current Value	$ 1,260,638
Investment, Identifier [Axis]: Stable Value Fund | FHLMC MULTICLASS MTG 4477 FG | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	419,318
Current Value	$ 413,192
Investment, Identifier [Axis]: Stable Value Fund | FHLMC MULTICLASS MTG 4497 CF | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	269,888
Current Value	$ 268,797
Investment, Identifier [Axis]: Stable Value Fund | FHLMC MULTICLASS MTG 4911 FM | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	443,866
Current Value	$ 435,237
Investment, Identifier [Axis]: Stable Value Fund | FHLMC MULTICLASS MTG 5475 FG | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,140,691
Current Value	$ 1,143,897
Investment, Identifier [Axis]: Stable Value Fund | FHLMC MULTICLASS MTG 5499 BF | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,578,644
Current Value	$ 1,578,312
Investment, Identifier [Axis]: Stable Value Fund | FHLMC MULTICLASS MTG 5597 FB | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,407,124
Current Value	$ 2,414,875
Investment, Identifier [Axis]: Stable Value Fund | FHLMC MULTICLASS MTG 5600 FA | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,452,997
Current Value	$ 2,460,969
Investment, Identifier [Axis]: Stable Value Fund | FHLMC MULTICLASS MTG KF157 AS | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,614,522
Current Value	$ 2,619,307
Investment, Identifier [Axis]: Stable Value Fund | FHLMC MULTICLASS MTG KF64 A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	576,670
Current Value	$ 576,549
Investment, Identifier [Axis]: Stable Value Fund | FHLMC MULTICLASS STRIP 350 F2 | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	868,398
Current Value	$ 857,447
Investment, Identifier [Axis]: Stable Value Fund | FNMA GTD REMIC P/T 18-57 FA | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,027,116
Current Value	$ 999,004
Investment, Identifier [Axis]: Stable Value Fund | FNMA GTD REMIC P/T 25-3 NF | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,658,617
Current Value	$ 1,663,361
Investment, Identifier [Axis]: Stable Value Fund | FNMA GTD REMIC P/T 25-4 FA | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	802,715
Current Value	$ 805,637
Investment, Identifier [Axis]: Stable Value Fund | FORD CREDIT FLOORPLA 3 A2 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,500,000
Current Value	$ 3,513,405
Investment, Identifier [Axis]: Stable Value Fund | FORD CREDIT FLOORPLAN MAS 2 A2 | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,000,000
Current Value	$ 2,996,190
Investment, Identifier [Axis]: Stable Value Fund | GEORGIA POWER CO | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	901,000
Current Value	$ 900,982
Investment, Identifier [Axis]: Stable Value Fund | GMF FLOORPLAN OWNER 1 A2 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,000,000
Current Value	$ 5,014,950
Investment, Identifier [Axis]: Stable Value Fund | GOLDMAN SACHS GROUP INC/THE | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,372,000
Current Value	$ 2,386,659
Investment, Identifier [Axis]: Stable Value Fund | HSBC HOLDINGS PLC | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,091,000
Current Value	$ 1,096,531
Investment, Identifier [Axis]: Stable Value Fund | HUNTINGTON NATIONAL BANK/THE | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,724,000
Current Value	$ 1,721,673
Investment, Identifier [Axis]: Stable Value Fund | HYUNDAI CAPITAL AMERICA 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,000,000
Current Value	$ 3,010,440
Investment, Identifier [Axis]: Stable Value Fund | Invesco | Wrapper Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,585,096
Investment, Identifier [Axis]: Stable Value Fund | JOHN DEERE CAPITAL CORP | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,000,000
Current Value	$ 4,002,720
Investment, Identifier [Axis]: Stable Value Fund | JP MORGAN CHASE C WPT AFL 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,062,231
Current Value	$ 2,985,705
Investment, Identifier [Axis]: Stable Value Fund | JP MORGAN MORTGAGE 1 A11 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,057,260
Current Value	$ 982,132
Investment, Identifier [Axis]: Stable Value Fund | JP MORGAN MORTGAGE 3 A11 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,248,372
Current Value	$ 1,146,930
Investment, Identifier [Axis]: Stable Value Fund | JP MORGAN MORTGAGE 5 A11 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,191,323
Current Value	$ 1,189,179
Investment, Identifier [Axis]: Stable Value Fund | JPMORGAN CHASE & CO | Synthetic 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,000,000
Current Value	$ 2,017,840
Investment, Identifier [Axis]: Stable Value Fund | JPMORGAN CHASE & CO | Synthetic 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,500,000
Current Value	$ 1,506,885
Investment, Identifier [Axis]: Stable Value Fund | JPMORGAN CHASE & CO | Synthetic 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,500,000
Current Value	$ 1,509,570
Investment, Identifier [Axis]: Stable Value Fund | KEURIG DR PEPPER INC | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,500,000
Current Value	$ 2,500,675
Investment, Identifier [Axis]: Stable Value Fund | LLOYDS BANKING GROUP PLC | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,368,000
Current Value	$ 2,382,942
Investment, Identifier [Axis]: Stable Value Fund | MASTER CREDIT CARD T 1A A 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,000,000
Current Value	$ 2,000,739
Investment, Identifier [Axis]: Stable Value Fund | MERCEDES-BENZ FINANCE NOR 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,500,000
Current Value	$ 2,509,575
Investment, Identifier [Axis]: Stable Value Fund | MITSUBISHI UFJ FINANCIAL GROUP | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	806,000
Current Value	$ 821,113
Investment, Identifier [Axis]: Stable Value Fund | MIZUHO FINANCIAL GROUP INC | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,500,000
Current Value	$ 1,501,815
Investment, Identifier [Axis]: Stable Value Fund | MORGAN STANLEY | Synthetic 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,750,000
Current Value	$ 4,769,190
Investment, Identifier [Axis]: Stable Value Fund | MORGAN STANLEY | Synthetic 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,500,000
Current Value	$ 1,518,285
Investment, Identifier [Axis]: Stable Value Fund | Mass Mutual | IGT Dodge and Cox Core Fixed Income Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	84,148,606
Current Value	$ 68,911,859
Investment, Identifier [Axis]: Stable Value Fund | Mass Mutual | IGT Jennison Short Term Bond Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	116,097,175
Current Value	$ 95,075,516
Investment, Identifier [Axis]: Stable Value Fund | Mass Mutual | IGT Pimco Intermediate Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	252,432,655
Current Value	$ 206,724,797
Investment, Identifier [Axis]: Stable Value Fund | Mass Mutual | Wrapper Contract #30096, 3.54%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.54%
Current Value	$ 6,771,295
Investment, Identifier [Axis]: Stable Value Fund | Met Tower Life | IGT Invesco Intermediate Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	251,892,826
Current Value	$ 206,304,288
Investment, Identifier [Axis]: Stable Value Fund | Met Tower Life | IGT Jennison Short Term Bond Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	116,631,239
Current Value	$ 95,522,866
Investment, Identifier [Axis]: Stable Value Fund | Met Tower Life | IGT Pimco Core Fixed Income Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	84,171,412
Current Value	$ 68,937,745
Investment, Identifier [Axis]: Stable Value Fund | Met Tower Life | Wrapper Contract #39835, 3.49%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.49%
Current Value	$ 7,127,250
Investment, Identifier [Axis]: Stable Value Fund | NATIONAL RURAL UTILITIES COOPE | Synthetic 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,000,000
Current Value	$ 3,013,290
Investment, Identifier [Axis]: Stable Value Fund | NATIONAL RURAL UTILITIES COOPE | Synthetic 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,000,000
Current Value	$ 2,012,580
Investment, Identifier [Axis]: Stable Value Fund | NATIONWIDE BUILDING SOCIE 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,000,000
Current Value	$ 1,001,700
Investment, Identifier [Axis]: Stable Value Fund | NELNET STUDENT LOA AA A1B 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	297,983
Current Value	$ 296,872
Investment, Identifier [Axis]: Stable Value Fund | NELNET STUDENT LOA BA AFL 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,173,493
Current Value	$ 1,172,472
Investment, Identifier [Axis]: Stable Value Fund | NELNET STUDENT LOA DA AFL 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,062,899
Current Value	$ 1,058,233
Investment, Identifier [Axis]: Stable Value Fund | NEW YORK LIFE GLOBAL FUND 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,000,000
Current Value	$ 5,008,800
Investment, Identifier [Axis]: Stable Value Fund | NEXTERA ENERGY CAPITAL HOLDING | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,864,000
Current Value	$ 2,865,146
Investment, Identifier [Axis]: Stable Value Fund | NEXTGEAR FLOORPLAN 1A A1 144A | Synthetic 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,000,000
Current Value	$ 4,018,800
Investment, Identifier [Axis]: Stable Value Fund | NEXTGEAR FLOORPLAN 1A A1 144A | Synthetic 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,250,000
Current Value	$ 2,252,318
Investment, Identifier [Axis]: Stable Value Fund | NEXTGEAR FLOORPLAN 2A A1 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,690,000
Current Value	$ 2,688,547
Investment, Identifier [Axis]: Stable Value Fund | NTT FINANCE CORP 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	467,000
Current Value	$ 471,787
Investment, Identifier [Axis]: Stable Value Fund | PAC Life | IGT Dodge and Cox Core Fixed Income Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	84,428,938
Current Value	$ 69,045,309
Investment, Identifier [Axis]: Stable Value Fund | PAC Life | IGT Jennison Short Term Bond Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	115,904,174
Current Value	$ 94,785,505
Investment, Identifier [Axis]: Stable Value Fund | PAC Life | IGT Loomis Sayles Intermediate Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	252,481,525
Current Value	$ 206,477,369
Investment, Identifier [Axis]: Stable Value Fund | PACIFIC LIFE GLOBAL FUNDI 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,216,000
Current Value	$ 4,222,788
Investment, Identifier [Axis]: Stable Value Fund | PINNACLE WEST CAPITAL CORP | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,147,000
Current Value	$ 1,149,007
Investment, Identifier [Axis]: Stable Value Fund | Pacific Life Ins | Wrapper Contract G-027843.01.0001, 3.55%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.55%
Current Value	$ 6,407,699
Investment, Identifier [Axis]: Stable Value Fund | Prudential Ins Co | Wrapper Contract GA-64259, 3.36%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.36%
Current Value	$ 7,219,927
Investment, Identifier [Axis]: Stable Value Fund | Prudential | IGT Jennison Intermediate Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	251,515,507
Current Value	$ 205,718,518
Investment, Identifier [Axis]: Stable Value Fund | Prudential | IGT Jennison Short Term Bond Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	116,556,195
Current Value	$ 95,333,158
Investment, Identifier [Axis]: Stable Value Fund | Prudential | IGT Pimco Core Fixed Income Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	84,382,649
Current Value	$ 69,017,905
Investment, Identifier [Axis]: Stable Value Fund | RIO TINTO FINANCE USA PLC | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	511,000
Current Value	$ 515,221
Investment, Identifier [Axis]: Stable Value Fund | ROYAL BANK OF CANADA | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,250,000
Current Value	$ 1,258,175
Investment, Identifier [Axis]: Stable Value Fund | SLM STUDENT LOAN TRUST 20 6 A3 | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	958,751
Current Value	$ 957,841
Investment, Identifier [Axis]: Stable Value Fund | SMB PRIVATE EDUCATI B A1B 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,902,847
Current Value	$ 2,928,653
Investment, Identifier [Axis]: Stable Value Fund | SMB PRIVATE EDUCATI C A1B 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,237,554
Current Value	$ 1,249,904
Investment, Identifier [Axis]: Stable Value Fund | SMB PRIVATE EDUCATI F A1B 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,101,582
Current Value	$ 2,087,018
Investment, Identifier [Axis]: Stable Value Fund | SMRT 2022-MINI MINI A 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	5,235,000
Current Value	$ 5,235,000
Investment, Identifier [Axis]: Stable Value Fund | SOCIETE GENERALE SA 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,000,000
Current Value	$ 1,005,030
Investment, Identifier [Axis]: Stable Value Fund | STANDARD CHARTERED PLC 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,000,000
Current Value	$ 2,013,480
Investment, Identifier [Axis]: Stable Value Fund | STATE STREET CORP | Synthetic 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,819,000
Current Value	$ 4,833,650
Investment, Identifier [Axis]: Stable Value Fund | STATE STREET CORP | Synthetic 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	484,000
Current Value	$ 486,957
Investment, Identifier [Axis]: Stable Value Fund | SUMITOMO MITSUI FINANCIAL GROU | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	4,000,000
Current Value	$ 4,001,480
Investment, Identifier [Axis]: Stable Value Fund | State Street Bank | Wrapper Contract #200001, 3.32%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.32%
Current Value	$ 9,613,750
Investment, Identifier [Axis]: Stable Value Fund | State Street | IGT Invesco Short Term Bond Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	319,615,773
Current Value	$ 312,926,313
Investment, Identifier [Axis]: Stable Value Fund | State Street | IGT Loomis Sayles Core Fixed Income Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	139,719,704
Current Value	$ 136,795,414
Investment, Identifier [Axis]: Stable Value Fund | TOYOTA AUTO RECEIVABLES D A2A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,500,000
Current Value	$ 1,501,635
Investment, Identifier [Axis]: Stable Value Fund | TOYOTA MOTOR CREDIT CORP | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,000,000
Current Value	$ 2,001,500
Investment, Identifier [Axis]: Stable Value Fund | U S TREASURY NOTE | Synthetic 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,500,000
Current Value	$ 7,504,350
Investment, Identifier [Axis]: Stable Value Fund | U S TREASURY NOTE | Synthetic 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	7,000,000
Current Value	$ 7,002,380
Investment, Identifier [Axis]: Stable Value Fund | U S TREASURY NOTE | Synthetic 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	36,500,000
Current Value	$ 36,489,415
Investment, Identifier [Axis]: Stable Value Fund | U S TREASURY NOTE | Synthetic 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	29,000,000
Current Value	$ 28,999,420
Investment, Identifier [Axis]: Stable Value Fund | US BANK NA/CINCINNATI OH | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,500,000
Current Value	$ 2,511,000
Investment, Identifier [Axis]: Stable Value Fund | VERIZON MASTER TRUST 4 A1B | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,000,000
Current Value	$ 3,006,000
Investment, Identifier [Axis]: Stable Value Fund | VOLKSWAGEN GROUP OF AMERI 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	3,000,000
Current Value	$ 3,002,820
Investment, Identifier [Axis]: Stable Value Fund | Voya Retirement & Annuity | Wrapper Contract #60512, 3.27%
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.27%
Current Value	$ 10,618,131
Investment, Identifier [Axis]: Stable Value Fund | Voya | IGT Invesco Core Fixed Income Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	142,527,123
Current Value	$ 139,231,671
Investment, Identifier [Axis]: Stable Value Fund | Voya | IGT Invesco Short Term Bond Fund | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	316,703,361
Current Value	$ 309,380,681
Investment, Identifier [Axis]: Stable Value Fund | WELLS FARGO & CO | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,119,000
Current Value	$ 1,121,473
Investment, Identifier [Axis]: Stable Value Fund | WELLS FARGO COM NXS5 A6FL 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,851,165
Current Value	$ 1,851,053
Investment, Identifier [Axis]: Stable Value Fund | WHEELS FLEET LEASE 1A A2 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	2,000,000
Current Value	$ 2,001,840
Investment, Identifier [Axis]: Stable Value Fund | WHEELS FLEET LEASE 2A A2 144A | Synthetic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	1,500,000
Current Value	$ 1,501,020
Investment, Identifier [Axis]: U.S. Bond Index Fund | Vanguard Total Bond Market Index Trust Fund | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares) | shares	268,164,622
Current Value	$ 3,081,099,411